Multi-Manager Total Return Bond Strategies Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 12.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AB BSL CLO 4 Ltd.(a),(b)
Series 2023-4A Class A
3-month Term SOFR + 2.000% Floor 2.000% 04/20/2036	7.325%	2,350,000	2,379,241
Affirm Asset Securitization Trust(a)
Series 2023-A Class A
01/18/2028	6.610%	575,000	577,387
Series 2023-B Class A
09/15/2028	6.820%	2,070,000	2,096,491
Series 2023-X1 Class A
11/15/2028	7.110%	706,488	709,185
Series 2024-A Class A
02/15/2029	5.610%	1,235,000	1,229,113
AGL CLO 11 Ltd.(a),(b)
Series 2021-11A Class AJ
3-month Term SOFR + 1.612% Floor 1.350% 04/15/2034	6.940%	12,200,000	12,219,239
AGL CLO 12 Ltd.(a),(b)
Series 2021-12A Class C
3-month Term SOFR + 2.112% Floor 1.850% 07/20/2034	7.436%	1,000,000	1,000,427
AIG CLO(a),(b)
Series 2021-1A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/22/2034	7.336%	1,750,000	1,735,459
AIG CLO Ltd.(a),(b)
Series 2019-2A Class AR
3-month Term SOFR + 1.362% Floor 1.100% 10/25/2033	6.685%	12,500,000	12,518,612
Series 2021-2A Class A
3-month Term SOFR + 1.432% Floor 1.170% 07/20/2034	6.756%	6,950,000	6,971,302
AIMCO CLO Ltd.(a),(b)
Series 2020-11A Class AR
3-month Term SOFR + 1.392% Floor 1.130% 10/17/2034	6.709%	4,000,000	4,011,396
Allegro CLO VII Ltd.(a),(b)
Series 2018-1A Class A
3-month Term SOFR + 1.362% Floor 1.100% 06/13/2031	6.690%	5,870,514	5,870,508
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2022-4 Class C
02/15/2029	7.860%	499,393	503,123
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	2,750,000	2,738,284
Subordinated Series 2023-4 Class B
02/14/2028	6.630%	1,695,000	1,709,041
Americredit Automobile Receivables Trust
Subordinated Series 2022-1 Class B
04/19/2027	2.770%	2,175,000	2,101,154
Subordinated Series 2023-1 Class B
03/20/2028	5.570%	3,130,000	3,139,836
AmeriCredit Automobile Receivables Trust
Series 2020-1 Class D
12/18/2025	1.800%	901,573	897,048
Series 2020-2 Class D
03/18/2026	2.130%	500,000	489,807
Series 2021-2 Class B
01/19/2027	0.690%	2,286,466	2,247,545
Series 2022-2 Class A3
04/18/2028	4.380%	2,056,936	2,041,033
Series 2023-2 Class B
07/18/2029	5.840%	4,505,000	4,518,012
Series 2024-1 Class A3
01/18/2029	5.430%	3,165,000	3,163,052
Subordinated Series 2021-3 Class C
08/18/2027	1.410%	3,080,000	2,865,214
AMMC CLO Ltd.(a),(b)
Series 2023-26A Class A1
3-month Term SOFR + 1.950% Floor 1.950% 04/15/2036	7.279%	2,200,000	2,211,323
Series 2024-30A Class A1
3-month Term SOFR + 1.680% Floor 1.680% 01/15/2037	6.971%	5,250,000	5,289,554
AMMC CLO Ltd.(a),(b),(c)
Series 2024-28 Class A1A
3-month Term SOFR + 1.550% Cap 1.550% 07/20/2037	6.882%	4,670,000	4,673,278
Anchorage Capital CLO Ltd.(a),(b)
Series 2016-8A Class AR2
3-month Term SOFR + 1.462% Floor 1.200% 10/27/2034	6.787%	11,500,000	11,523,334

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-21A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/20/2034	7.336%	10,000,000	10,004,300
Apidos CLO XXIV(a),(b)
Series 2016-24A
3-month Term SOFR + 2.312% Floor 2.050% 10/20/2030	7.636%	2,900,000	2,903,074
Apidos CLO XXV(a),(b)
Series 2016-25A Class A1R2
3-month Term SOFR + 1.150% Floor 1.150% 10/20/2031	6.475%	5,940,651	5,961,628
Applebee’s Funding LLC/IHOP Funding LLC(a)
Series 2019-1A Class AII
06/07/2049	4.723%	495,000	475,367
Series 2023-1A Class A2
03/05/2053	7.824%	2,750,000	2,840,353
Aqua Finance Trust(a)
Series 2020-AA Class A
07/17/2046	1.900%	321,818	290,258
Series 2021-A Class A
07/17/2046	1.540%	1,410,611	1,263,023
ARES LII CLO Ltd.(a),(b)
Series 2019-52A Class A1R
3-month Term SOFR + 1.312% Floor 1.050% 04/22/2031	6.636%	4,000,000	4,006,760
ArrowMark Colorado Holdings(a),(b)
Series 2017-6A Class A1
3-month Term SOFR + 1.542% 07/15/2029	6.870%	91,188	91,243
Atlas Senior Loan Fund XXI Ltd.(a),(b)
Series 2023-21A Class A1
3-month Term SOFR + 2.200% Floor 2.200% 07/20/2035	7.525%	7,500,000	7,600,778
Atlas Senior Loan Fund XXIII Ltd.(a),(b),(c)
3-month Term SOFR + 1.530% Floor 1.530% 07/20/2037	0.000%	25,000,000	25,000,000
Auxilior Term Funding LLC(a)
Series 2023-1A Class A2
12/15/2028	6.180%	1,205,000	1,207,814
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2020-2A Class A
02/20/2027	2.020%	1,600,000	1,511,688
Series 2023-3A Class A
02/22/2028	5.440%	8,020,000	7,998,033
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-1A Class A
06/20/2030	5.360%	6,210,000	6,189,864
Subordinated Series 2024-1A Class B
06/20/2030	5.850%	500,000	496,983
Bain Capital CLO Ltd.(a),(b)
Series 2024-1A Class A1
3-month Term SOFR + 1.550% Floor 1.550% 04/16/2037	6.875%	3,750,000	3,787,481
Bain Capital Credit CLO Ltd.(a),(b)
Series 2019-3A Class AR
3-month Term SOFR + 1.422% Floor 1.160% 10/21/2034	6.746%	17,250,000	17,288,002
Balboa Bay Loan Funding Ltd.(a),(b)
Series 2020-1A Class AR
3-month Term SOFR + 1.382% Floor 1.120% 01/20/2032	6.706%	13,665,771	13,685,928
Balboa Bay Loan Funding Ltd.(a),(b),(c)
Series 2024-1A Class A1
3-month Term SOFR + 1.510% Floor 1.510% 07/20/2037	6.000%	14,000,000	14,007,406
Barings CLO Ltd.(a),(b)
Series 2018-4A Class A1R
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2030	6.479%	9,000,000	9,021,132
Series 2020-2A Class AR
3-month Term SOFR + 1.272% Floor 1.010% 10/15/2033	6.600%	7,143,730	7,159,531
Series 2020-4A Class A
3-month Term SOFR + 1.482% Floor 1.220% 01/20/2032	6.806%	6,039,106	6,055,400
Battalion CLO XII Ltd.(a),(b)
Series 2018-12A Class A1
3-month Term SOFR + 1.332% Floor 1.070% 05/17/2031	6.661%	2,602,175	2,605,210
Benefit Street Partners CLO X Ltd.(a),(b)
Series 2016-10A Class BRR
3-month Term SOFR + 2.412% Floor 2.150% 04/20/2034	7.736%	2,810,000	2,813,684
BHG Securitization Trust(a)
Series 2022-C Class A
10/17/2035	5.320%	255,805	255,250
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-1CON Class A
04/17/2035	5.810%	1,346,326	1,345,123
BlueMountain CLO Ltd.(a),(b)
Series 2018-3A Class BR
3-month Term SOFR + 1.850% Floor 1.850% 10/25/2030	7.174%	8,500,000	8,527,566
Series 2024-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 11/15/2030	6.261%	7,873,795	7,888,929
BlueMountain CLO XXVIII Ltd.(a),(b)
Series 2021-28A Class C
3-month Term SOFR + 2.262% Floor 2.000% 04/15/2034	7.590%	1,300,000	1,294,769
BlueMountain CLO XXXI Ltd.(a),(b)
Series 2021-31A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 04/19/2034	6.988%	3,600,000	3,605,245
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A1AR
3-month Term SOFR + 1.262% 10/20/2030	6.586%	8,368,176	8,382,820
BMW Vehicle Lease Trust
Series 2023-2 Class A4
02/25/2027	5.980%	4,500,000	4,503,287
BOF URSA Funding(a)
Series 2024-SN1 Class A3
03/15/2028	5.660%	5,800,000	5,774,402
Bojangles Issuer LLC(a)
Series 2020-1A Class A2
10/20/2050	3.832%	1,572,000	1,482,817
Bridgecrest Lending Auto Securitization Trust
Series 2023-1 Class A3
11/15/2027	6.510%	6,325,000	6,354,547
Series 2024-2 Class A3
06/15/2028	5.840%	6,515,000	6,515,958
Canyon Capital CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month Term SOFR + 1.362% Floor 1.100% 04/15/2032	6.690%	17,500,000	17,515,907
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A1AR
3-month Term SOFR + 1.362% Floor 1.100% 10/15/2030	6.690%	2,040,691	2,041,693
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-1A Class A1R2
3-month Term SOFR + 1.232% Floor 0.970% 04/17/2031	6.549%	1,581,943	1,583,293
Series 2014-3RA Class A1A
3-month Term SOFR + 1.312% 07/27/2031	6.637%	15,410,612	15,431,632
Series 2015-4A Class A1RR
3-month Term SOFR + 1.220% Floor 1.220% 07/20/2032	6.283%	9,730,000	9,756,806
Carlyle US CLO Ltd.(a),(b)
Series 2017-2A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 07/20/2031	7.186%	2,100,000	2,100,000
Series 2019-3A Class BRR
3-month Term SOFR + 2.600% Floor 2.600% 04/20/2037	7.925%	3,650,000	3,659,070
Series 2020-1A Class BR
3-month Term SOFR + 2.262% Floor 2.000% 07/20/2034	7.586%	1,250,000	1,251,406
Carmax Auto Owner Trust
Series 2023-2 Class A3
01/18/2028	5.050%	3,835,000	3,812,999
Series 2023-3 Class A3
05/15/2028	5.280%	1,165,000	1,163,262
Subordinated Series 2023-3 Class B
02/15/2029	5.470%	3,040,000	3,010,472
CarMax Auto Owner Trust
Series 2024-2 Class A3
01/16/2029	5.500%	2,015,000	2,022,728
Carvana Auto Receivables Trust
Series 2021-P4 Class A3
01/11/2027	1.310%	3,043,848	2,971,893
Carvana Auto Receivables Trust(a)
Series 2023-N1 Class A
04/12/2027	6.360%	1,429,437	1,432,568
Series 2023-P1 Class A3
12/10/2027	5.980%	4,835,000	4,846,968
Chesapeake Funding II LLC(a)
Series 2023-1A Class A1
05/15/2035	5.650%	2,380,073	2,381,437
Series 2024-1A Class A1
05/15/2036	5.520%	1,765,142	1,762,577

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIFC Funding IV Ltd.(a),(b)
Series 2015-4A Class BR2
3-month Term SOFR + 2.162% Floor 1.900% 04/20/2034	7.486%	6,300,000	6,303,667
CIFC Funding Ltd.(a),(b)
Series 2014-5A Class BR2
3-month Term SOFR + 2.062% Floor 1.800% 10/17/2031	7.379%	1,800,000	1,805,321
Series 2018-2A Class A1
3-month Term SOFR + 1.302% 04/20/2031	6.626%	2,416,531	2,420,777
Series 2019-6A Class A2
3-month Term SOFR + 2.012% Floor 1.750% 01/16/2033	7.339%	2,000,000	2,002,856
CIFC Funding Ltd.(a),(b),(c)
Series 2019-6A Class A2R
3-month Term SOFR + 1.700% Floor 1.700% 07/16/2037	6.000%	2,000,000	2,001,066
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
90-day Average SOFR + 0.562% Floor 0.300% 06/25/2042	5.915%	295,107	265,981
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A3
04/17/2028	5.110%	1,235,000	1,228,699
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	103,957	94,671
Series 2020-AGS Class A
08/25/2050	1.980%	859,831	744,789
CQS US CLO Ltd.(a),(b)
Series 2023-3A Class A1
3-month Term SOFR + 1.890% Floor 1.890% 01/25/2037	7.209%	20,000,000	20,108,240
Credit Acceptance Auto Loan Trust(a)
Series 2022-3A Class A
10/15/2032	6.570%	6,030,000	6,061,973
Series 2023-1A Class A
03/15/2033	6.480%	4,080,000	4,110,889
Subordinated Series 2023-2A Class B
07/15/2033	6.610%	1,215,000	1,221,077
Subordinated Series 2023-3A Class C
12/15/2033	7.620%	695,000	711,527
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crown Point CLO Ltd.(a),(b)
Series 2021-11A Class A
3-month Term SOFR + 1.382% Floor 1.120% 01/17/2034	6.699%	14,250,000	14,282,675
DataBank Issuer LLC(a)
Series 2023-1 Class A2
02/25/2053	5.116%	3,400,000	3,249,553
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,171,875	1,106,012
Series 2019-1A Class A23
05/20/2049	4.352%	1,143,000	1,082,687
Series 2019-1A Class A2II
05/20/2049	4.021%	619,125	597,206
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	4,855,000	4,879,996
Dewolf Park CLO Ltd.(a),(b)
Series 2021-1A Class AR
3-month Term SOFR + 1.182% 10/15/2030	6.510%	2,103,422	2,106,578
DLLMT LLC(a)
Subordinated Series 2023-1A Class A3
03/22/2027	5.340%	4,175,000	4,134,723
Domino’s Pizza Master Issuer LLC(a)
Series 2018-1A Class A2I
07/25/2048	4.116%	1,421,250	1,385,130
Driven Brands Funding LLC(a)
Series 2019-1A Class A2
04/20/2049	4.641%	1,705,500	1,652,511
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class CR
3-month Term SOFR + 2.262% Floor 2.000%, Cap 2.000% 07/17/2034	7.578%	3,000,000	3,001,224
Dryden CLO Ltd.(a),(b)
Series 2019-75A Class CR2
3-month Term SOFR + 2.062% Floor 1.800% 04/15/2034	7.390%	5,000,000	4,892,935
Dryden Senior Loan Fund(a),(b)
Series 2015-40A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 08/15/2031	6.472%	8,295,890	8,307,347
Series 2038-RR Class ARR
3-month Term SOFR + 1.150% 07/15/2030	6.479%	1,524,085	1,529,975
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Auto Owner Trust(a)
Subordinated Series 2021-4A Class C
09/15/2027	1.500%	2,418,427	2,367,030
Subordinated Series 2022-2A Class B
01/15/2027	4.220%	2,720,203	2,712,337
Subordinated Series 2022-3A Class B
07/17/2028	6.740%	3,155,000	3,164,687
Subordinated Series 2023-2A Class B
02/15/2029	5.410%	2,525,000	2,506,978
Eaton Vance CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month Term SOFR + 1.362% Floor 1.100% 04/15/2031	6.690%	4,670,000	4,681,801
Elevation CLO Ltd.(a),(b)
Series 2021-12A Class A1R
3-month Term SOFR + 1.620% Floor 1.620% 04/20/2037	6.944%	30,000,000	30,020,580
ELFI Graduate Loan Program LLC(a)
Series 2019-A Class A
03/25/2044	2.540%	621,190	555,888
Series 2023-A Class A
02/04/2048	6.370%	4,282,191	4,330,378
ELFI Graduate Loan Program LLC(a),(d)
Subordinated Series 2019-A Class B
03/25/2044	2.940%	252,431	216,606
Elmwood CLO II Ltd.(a),(b)
Series 2019-2A Class AR
3-month Term SOFR + 1.412% Floor 1.150% 04/20/2034	6.736%	27,250,000	27,303,328
Enterprise Fleet Financing LLC(a)
Series 2022-3 Class A2
07/20/2029	4.380%	709,320	701,791
Series 2023-2 Class A2
04/22/2030	5.560%	2,527,749	2,523,530
Series 2024-1 Class A3
09/20/2030	5.160%	1,265,000	1,256,329
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	76,294	75,940
Subordinated Series 2023-1A Class B
04/15/2027	5.720%	2,580,000	2,578,777
Subordinated Series 2023-2A Class B
09/15/2027	5.610%	2,450,000	2,441,898
Subordinated Series 2024-1A Class B
08/15/2028	5.290%	6,650,000	6,595,409
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SubordinatedSeries 2022-5A Class B
03/15/2027	5.970%	4,383,275	4,383,693
Flagship Credit Auto Trust(a)
Series 2022-4 Class A3
06/15/2027	6.320%	3,475,000	3,484,756
Subordinated Series 2020-4 Class C
02/16/2027	1.280%	237,309	234,236
Subordinated Series 2021-2 Class B
06/15/2027	0.930%	370,862	369,443
Subordinated Series 2023-2 Class C
05/15/2029	5.810%	3,240,000	3,217,446
Flatiron CLO 21 Ltd.(a),(b)
Series 2021-1A Class C
3-month Term SOFR + 2.112% Floor 1.850% 07/19/2034	7.438%	2,000,000	2,006,192
Ford Credit Auto Owner Trust(a)
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	7,002,638
Series 2021-1 Class A
10/17/2033	1.370%	3,415,000	3,171,356
Subordinated Series 2021-2 Class C
05/15/2034	2.110%	3,900,000	3,559,195
Subordinated Series 2021-2 Class D
05/15/2034	2.600%	2,300,000	2,092,787
Subordinated Series 2023-1 Class C
08/15/2035	5.580%	3,900,000	3,872,116
Foursight Capital Automobile Receivables Trust(a)
Series 2022-1 Class A3
12/15/2026	1.830%	936,124	926,525
Series 2022-2 Class A3
06/15/2027	4.590%	1,812,563	1,800,996
Frontier Issuer LLC(a)
Series 2023-1 Class A2
08/20/2053	6.600%	4,475,000	4,519,861
Galaxy XXII CLO Ltd.(a),(b)
Series 2016-22A Class ARR
3-month Term SOFR + 1.462% Floor 1.200% 04/16/2034	6.789%	3,200,000	3,209,818
Galaxy XXVI CLO Ltd.(a),(b)
Series 2018-26A Class AR
3-month Term SOFR + 1.170% Floor 1.170%, Cap 1.170% 11/22/2031	6.497%	7,570,000	7,575,307
GECU Auto Receivables Trust(a)
Series 2023-1A Class A3
08/15/2028	5.630%	2,500,000	2,487,690

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	63,405	62,949
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2024-2A Class B
11/15/2028	5.770%	3,445,000	3,446,588
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	940,000	939,333
GM Financial Automobile Leasing Trust
Series 2023-2 Class A3
07/20/2026	5.050%	1,790,000	1,782,531
Subordinated Series 2022-3 Class C
08/20/2026	5.130%	2,350,000	2,327,533
GM Financial Consumer Automobile Receivables Trust
Subordinated Series 2023-4 Class B
04/16/2029	6.160%	2,800,000	2,848,895
GM Financial Revolving Receivables Trust(a)
Series 2024-1 Class A
12/11/2036	4.980%	3,985,000	3,951,694
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month Term SOFR + 0.712% Floor 0.450% 08/25/2042	6.048%	368,692	348,537
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2017-2A Class AR
3-month Term SOFR + 1.172% 11/20/2030	6.489%	1,419,944	1,421,233
GoodLeap Sustainable Home Solutions Trust(a)
Series 2021-3CS Class A
05/20/2048	2.100%	2,669,455	2,079,785
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.272% Floor 1.010% 04/15/2031	6.600%	10,015,292	10,039,459
Greywolf CLO III Ltd.(a),(b)
Series 2020-3RA Class A1R
3-month Term SOFR + 1.550% Floor 1.290% 04/15/2033	6.615%	6,500,000	6,501,099
Greywolf CLO VII Ltd.(a),(b)
Series 2018-2A Class A1
3-month Term SOFR + 1.440% Floor 1.180% 10/20/2031	6.765%	5,366,009	5,378,464
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hayfin US XV Ltd.(a),(b)
Series 2024-15A Class A1
3-month Term SOFR + 1.640% Floor 1.640% 04/28/2037	6.000%	24,750,000	24,767,325
Helios Issuer LLC(a)
Series 2020-AA Class A
06/20/2047	2.980%	954,220	877,735
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	1,348,375	1,244,452
Series 2014-2A Class A
01/17/2073	3.610%	1,627,224	1,439,307
Hertz Vehicle Financing III LLC(a)
Series 2023-3A Class A
02/25/2028	5.940%	4,660,000	4,667,750
Hilton Grand Vacations Trust(a)
Subordinated Series 2022-2A Class C
01/25/2037	5.570%	174,439	170,824
HPS Loan Management Ltd.(a),(b)
Series 2010-A16 Class A1RR
3-month Term SOFR + 1.402% Floor 1.140% 04/20/2034	6.726%	9,750,000	9,775,331
Series 2021-16A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/23/2035	6.728%	7,300,000	7,318,761
HPS Loan Management Ltd.(a),(b),(c),(e),(f)
Series 2013A-18 Class A1R
3-month Term SOFR + 1.130% Floor 1.130% 10/15/2030	6.000%	8,150,000	8,150,000
Huntington Auto Trust(a)
Series 2024-1A Class A3
01/16/2029	5.230%	2,260,000	2,253,579
ICG US CLO Ltd.(a),(b)
Series 2014-3A Class A1RR
3-month Term SOFR + 1.292% 04/25/2031	6.615%	3,717,006	3,721,355
JG Wentworth XLIII LLC(a)
Series 2019-1A Class A
08/17/2071	3.820%	907,451	797,520
JPMorgan Chase Bank NA(a)
Series 2021-3 Class E
02/26/2029	2.102%	139,158	136,108
Subordinated Series 2021-1 Class D
09/25/2028	1.174%	34,279	34,068
Subordinated Series 2021-2 Class D
12/26/2028	1.138%	154,204	151,977
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kayne CLO Ltd.(a),(b)
Series 2019-6A Class A2
3-month Term SOFR + 2.112% Floor 1.850% 01/20/2033	7.436%	1,500,000	1,501,988
Kayne Ltd.(a),(b)
Series 2021-10A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/23/2034	7.338%	1,600,000	1,603,050
LAD Auto Receivables Trust(a)
Series 2024-1A Class A4
09/15/2028	5.170%	1,015,000	1,004,834
Subordinated Series 2023-4A Class B
10/16/2028	6.390%	1,515,000	1,512,306
LCM Ltd.(a),(b)
Series 2030A Class AR
3-month Term SOFR + 1.342% Floor 1.080% 04/20/2031	6.666%	3,080,000	3,084,595
Lending Funding Trust(a)
Series 2020-2A Class A
04/21/2031	2.320%	700,000	652,001
Lendmark Funding Trust(a)
Series 2021-1A Class A
11/20/2031	1.900%	5,000,000	4,565,718
Loanpal Solar Loan Ltd.(a)
Series 2020-2GF Class A
07/20/2047	2.750%	1,288,326	1,035,848
M&T Equipment Notes(a)
Series 2023-1A Class A3
07/15/2030	5.740%	2,115,000	2,113,804
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	6.738%	6,496,266	6,504,387
Series 2021-48A Class C
3-month Term SOFR + 2.262% Floor 2.000% 04/19/2033	7.588%	1,520,000	1,526,341
Madison Park Funding XXI Ltd.(a),(b)
Series 2016-21A Class AARR
3-month Term SOFR + 1.342% Floor 1.080% 10/15/2032	6.670%	17,000,000	17,036,499
Series 2016-21A Class ABRR
3-month Term SOFR + 1.662% Floor 1.400% 10/15/2032	6.990%	1,750,000	1,750,530
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXXVIII Ltd.(a),(b)
Series 2021-38A Class A
3-month Term SOFR + 1.382% Floor 1.120% 07/17/2034	6.699%	15,000,000	15,044,685
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class AR4
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2031	6.479%	5,188,941	5,206,324
Marble Point CLO XIX Ltd.(a),(b)
Series 2020-3A Class AR
3-month Term SOFR + 1.400% Floor 1.400% 01/19/2034	6.988%	7,000,000	7,016,366
Mariner Finance Issuance Trust(a)
Series 2020-AA Class A
08/21/2034	2.190%	261,684	258,803
Marlette Funding Trust(a)
Series 2022-3A Class A
11/15/2032	5.180%	311,424	311,311
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	1,096,270	1,059,020
Merchants Fleet Funding LLC(a)
Series 2023-1A Class A
05/20/2036	7.210%	4,785,581	4,788,401
Merlin Aviation Holdings DAC(a)
Series 2016-1 Class A
12/15/2032	4.500%	125,194	118,308
MF1 LLC(a),(b)
Series 2024-FL14 Class A
1-month Term SOFR + 1.737% Floor 1.737%, Cap 1.737% 03/19/2039	7.120%	5,000,000	5,031,259
MF1 Ltd.(a),(b)
Series 2021-FL6 Class D
1-month Term SOFR + 2.664% Floor 2.550% 07/16/2036	7.985%	7,000,000	6,660,035
MidOcean Credit CLO VIII(a),(b)
Series 2018-8A Class B
3-month Term SOFR + 1.912% 02/20/2031	7.237%	6,600,000	6,620,288
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	468,289	458,328
Mill City Solar Loan Ltd.(a)
Series 2019-1A Class A
03/20/2043	4.340%	901,675	824,125

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2GS Class A
07/20/2043	3.690%	959,687	846,576
Mosaic Solar Loan Trust(a)
Series 2018-1A Class A
06/22/2043	4.010%	434,047	401,607
Series 2019-1A Class A
12/21/2043	4.370%	887,501	823,944
Series 2020-2A Class A
08/20/2046	1.440%	1,623,300	1,333,220
Series 2023-3A Class A
11/20/2053	5.910%	2,454,411	2,390,727
Series 2023-4A Class A
05/20/2053	6.400%	3,802,600	3,788,622
Series 2024-1 Class A
09/20/2049	5.500%	2,470,710	2,425,751
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	554,991	483,986
Subordinated Series 2020-2A Class B
08/20/2046	2.210%	1,035,148	846,050
Subordinated Series 2021-2A Class B
04/22/2047	2.090%	846,916	634,301
Mosaic Solar Loans LLC(a)
Series 2017-2A Class A
06/22/2043	3.820%	453,027	418,591
MP CLO VIII Ltd.(a),(b)
Series 2015-2A Class ARR
3-month Term SOFR + 1.462% 04/28/2034	6.787%	16,100,000	16,118,628
MVW LLC(a)
Series 2024-1A Class A
02/20/2043	5.320%	1,307,446	1,301,562
Navient Private Education Refi Loan Trust(a)
Series 2020-BA Class A2
01/15/2069	2.120%	890,840	825,341
Series 2020-DA Class A
05/15/2069	1.690%	4,360,622	3,990,047
Series 2020-FA Class A
07/15/2069	1.220%	574,960	520,494
Series 2020-GA Class A
09/16/2069	1.170%	1,077,275	968,669
Series 2020-HA Class A
01/15/2069	1.310%	496,972	458,226
Series 2021-A Class A
05/15/2069	0.840%	581,405	512,618
Series 2021-BA Class A
07/15/2069	0.940%	1,181,702	1,036,885
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nelnet Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month Term SOFR + 0.712% 08/23/2036	6.041%	3,897,291	3,862,487
Series 2014-4A Class A2
30-day Average SOFR + 1.064% Floor 0.950% 11/25/2048	6.388%	3,231,912	3,243,278
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class CR2
3-month Term SOFR + 2.262% Floor 2.000% 04/22/2029	7.586%	2,000,000	2,001,246
Subordinated Series 2014-17A Class AR2
3-month Term SOFR + 1.292% Floor 1.030% 04/22/2029	6.616%	2,120,398	2,122,009
Neuberger Berman Loan Advisers CLO Ltd.(a),(b)
Series 2019-33A Class CR
3-month Term SOFR + 2.162% Floor 1.900% 10/16/2033	7.489%	2,000,000	2,001,416
Series 2021-40A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/16/2033	7.339%	4,650,000	4,655,059
New Economy Assets Phase 1 Sponsor LLC(a)
Series 2021-1 Class A1
10/20/2061	1.910%	5,030,000	4,452,559
Oaktree CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month Term SOFR + 1.372% Floor 1.110% 04/22/2030	6.696%	9,800,000	9,809,800
Series 2024-25 Class C
3-month Term SOFR + 2.500% Floor 2.500% 04/20/2037	7.804%	1,950,000	1,953,052
OCP CLO Ltd.(a),(b)
Series 2019-17A Class A1R
3-month Term SOFR + 1.302% 07/20/2032	6.626%	2,270,000	2,271,544
Series 2020-18A Class CR
3-month Term SOFR + 2.212% Floor 1.950% 07/20/2032	7.536%	500,000	500,447
Octagon 61 Ltd.(a),(b)
Series 2023-2A Class A
3-month Term SOFR + 1.850% Floor 1.850% 04/20/2036	7.175%	1,550,000	1,563,101
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 27 Ltd.(a),(b)
Series 2016-1A Class A2R
3-month Term SOFR + 1.612% 07/15/2030	6.940%	6,925,000	6,922,943
Octagon Investment Partners 32 Ltd.(a),(b)
Series 2017-1A Class A2R
3-month Term SOFR + 1.462% Floor 1.200% 07/15/2029	6.790%	7,400,000	7,402,272
Octagon Investment Partners 46 Ltd.(a),(b)
Series 2020-2A Class AR
3-month Term SOFR + 1.422% Floor 1.160% 07/15/2036	6.750%	7,900,000	7,904,574
Octagon Investment Partners Ltd.(a),(b)
Series 2016-1A Class AR
3-month Term SOFR + 1.442% Floor 1.180% 01/24/2033	6.765%	5,175,000	5,187,886
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class C
3-month Term SOFR + 2.162% Floor 1.900% 01/18/2034	7.489%	1,350,000	1,351,023
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class CR3
3-month Term SOFR + 2.062% Floor 1.800% 02/20/2034	7.387%	5,000,000	5,006,890
OneMain Direct Auto Receivables Trust(a)
Series 2019-1A Class A
09/14/2027	3.630%	5,866,803	5,789,341
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,455,486
Subordinated Series 2019-1A Class D
04/14/2031	4.680%	2,900,000	2,794,306
Subordinated Series 2021-1A Class C
07/14/2028	1.420%	7,367,000	6,802,975
Subordinated Series 2021-1A Class D
11/14/2030	1.620%	900,000	832,455
Subordinated Series 2023-1A Class C
02/14/2031	6.140%	3,100,000	2,975,821
Onemain Financial Issuance Trust(a)
Series 2024-1A Class A
05/14/2041	5.790%	5,400,000	5,483,374
OneMain Financial Issuance Trust(a)
Series 2020-2A Class A
09/14/2035	1.750%	2,700,000	2,515,500
Series 2022-S1 Class A
05/14/2035	4.130%	5,945,000	5,810,952
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-2 Class D
10/14/2034	6.550%	6,280,000	6,167,498
Subordinated Series 2023-1A Class D
06/14/2038	7.490%	100,000	102,671
Subordinated Series 2023-2A Class C
09/15/2036	6.740%	1,500,000	1,503,491
Subordinated Series 2023-2A Class D
09/15/2036	7.520%	1,600,000	1,631,961
Oscar US Funding XII LLC(a)
Series 2021-1A Class A4
04/10/2028	1.000%	1,771,385	1,713,750
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A
3-month Term SOFR + 1.512% Floor 1.250% 10/22/2030	6.836%	4,238,488	4,240,849
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	230,316	228,699
Palmer Square CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month Term SOFR + 1.392% Floor 1.130% 01/17/2031	6.709%	2,851,160	2,855,961
Series 2020-3A Class BR2
3-month Term SOFR + 2.650% Floor 2.650% 11/15/2036	7.972%	2,000,000	2,024,148
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2016-1R Class A1R
3-month Term SOFR + 1.462% Floor 1.200% 08/23/2031	6.791%	5,668,773	5,680,066
Series 2017-1A Class A1R
3-month Term SOFR + 1.502% Floor 1.240% 02/14/2034	6.824%	5,000,000	5,019,570
Series 2019-2A Class A1
3-month Term SOFR + 1.442% Floor 1.180% 10/15/2034	6.770%	15,000,000	15,046,260
Planet Fitness Master Issuer LLC(a)
Series 2018-1A Class A2II
09/05/2048	4.666%	3,808,350	3,731,111
Post Road Equipment Finance LLC(a)
Subordinated Series 2024-1A Class A2
11/15/2029	5.590%	870,000	869,546
Prestige Auto Receivables Trust(a)
Subordinated Series 2021-1A Class C
02/15/2028	1.530%	2,525,000	2,424,788

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-1A Class C
02/15/2028	5.650%	2,460,000	2,442,370
Primose Funding LLC(a)
Series 2019-1A Class A2
07/30/2049	4.475%	1,447,500	1,389,256
Regional Management Issuance Trust(a)
Series 2022-1 Class A
03/15/2032	3.070%	2,800,000	2,686,037
Rockford Tower CLO Ltd.(a),(b)
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	7.236%	7,900,000	7,917,301
Series 2021-3A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/20/2034	7.336%	10,000,000	10,023,000
Santander Bank Auto Credit-Linked Notes(a)
Subordinated Series 2022-A Class C
05/15/2032	7.375%	373,751	374,691
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	80,089	79,815
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	836,421	828,291
Subordinated Series 2020-4 Class D
01/15/2027	1.480%	757,748	746,718
Subordinated Series 2022-3 Class B
08/16/2027	4.130%	3,710,000	3,670,540
Subordinated Series 2022-4 Class B
11/15/2027	4.420%	3,505,000	3,465,732
Subordinated Series 2023-1 Class C
05/15/2030	5.090%	810,000	802,248
Subordinated Series 2023-3 Class C
11/15/2030	5.770%	1,160,000	1,164,927
Subordinated Series 2023-4 Class B
12/15/2028	5.770%	2,410,000	2,421,694
Subordinated Series 2023-5 Class B
12/17/2029	6.160%	3,885,000	3,939,597
Subordinated Series 2023-6 Class C
03/17/2031	6.400%	600,000	614,740
Subordinated Series 2024-2 Class D
08/15/2031	6.280%	1,500,000	1,519,915
SBNA Auto Lease Trust(a)
Series 2024-A Class A3
11/20/2026	5.390%	1,825,000	1,820,731
Series 2024-B Class A3
11/22/2027	5.560%	2,310,000	2,309,282
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SCF Equipment Leasing LLC(a)
Series 2022-1A Class A3
07/20/2029	2.920%	1,570,951	1,546,406
Series 2023-1A Class A2
01/22/2030	6.560%	2,625,000	2,646,701
SEB Funding LLC(a)
Series 2024-1A Class A2
04/30/2054	7.386%	2,040,000	2,033,665
Servpro Master Issuer LLC(a)
Series 2024-1A Class A2
01/25/2054	6.174%	2,244,375	2,250,364
SFS Auto Receivables Securitization Trust(a)
Series 2023-1A Class A3
10/20/2028	5.470%	2,915,000	2,917,868
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month Term SOFR + 1.362% Floor 1.100% 05/07/2031	6.689%	8,321,055	8,336,890
Silver Rock CLO III(a),(b)
Series 2023-3A Class A1
3-month Term SOFR + 1.880% Floor 1.880% 01/20/2036	7.217%	19,000,000	19,168,302
SLM Student Loan Trust(b)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	6.810%	1,165,000	1,168,825
Series 2008-3 Class B
90-day Average SOFR + 1.462% Floor 1.200% 04/26/2083	6.810%	1,165,000	1,179,880
Series 2008-4 Class B
90-day Average SOFR + 2.112% Floor 1.850% 04/25/2073	7.460%	1,165,000	1,180,680
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	7.460%	4,060,000	4,052,091
Series 2008-6 Class A4
90-day Average SOFR + 1.362% Floor 1.100% 07/25/2024	6.710%	2,608,912	2,591,705
Series 2008-6 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	7.460%	1,165,000	1,177,965
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	7.460%	1,165,000	1,142,962
Series 2012-2 Class A
30-day Average SOFR + 0.814% Floor 0.700% 01/25/2029	6.138%	3,447,501	3,360,893
Series 2012-7 Class A3
30-day Average SOFR + 0.764% Floor 0.650% 05/26/2026	6.088%	1,692,064	1,681,661
SMB Private Education Loan Trust(a)
Series 2019-B Class A2A
06/15/2037	2.840%	7,631,434	7,258,591
Series 2020-PTA Class A2A
09/15/2054	1.600%	7,335,727	6,655,642
Series 2024-A Class A1A
03/15/2056	5.240%	11,992,755	11,863,226
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	143,083	138,207
Series 2018-A Class A2B
02/25/2042	2.950%	35,248	34,516
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,201,975
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,451,681
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,156,523
SoFi Professional Loan Program Trust(a)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	1,629,123
Sonic Capital LLC(a)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,828,750	1,726,541
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month Term SOFR + 1.332% Floor 1.070% 01/26/2031	6.656%	4,355,754	4,359,848
Sound Point CLO XXVIII Ltd.(a),(b)
Series 2020-3A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/25/2032	6.604%	10,570,000	10,623,019
Sunnova Helios XI Issuer LLC(a)
Series 2023-A Class A
05/20/2050	5.300%	4,476,454	4,299,596
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunnova Sol II Issuer LLC(a)
Series 2020-2A Class A
11/01/2055	2.730%	2,696,147	2,147,454
Sunnova Sol III Issuer LLC(a)
Series 2021-1 Class A
04/28/2056	2.580%	2,229,328	1,816,834
Sunrun Athena Issuer LLC(a)
Series 2018-1 Class A
04/30/2049	5.310%	1,733,051	1,624,560
Sunrun Callisto Issuer LLC(a)
Series 2019-1A Class A
06/30/2054	3.980%	1,245,512	1,151,125
Sunrun Iris Issuer LLC(a)
Series 2023-1A Class A
01/30/2059	5.750%	1,721,462	1,626,212
Symphony CLO XVI Ltd.(a)
Series 2015-16A Class ARR
10/15/2031	6.523%	6,300,000	6,304,366
Symphony CLO XVIII Ltd.(a),(b)
Series 2016-18A Class A1RR
3-month Term SOFR + 1.362% Floor 1.100% 07/23/2033	6.688%	6,250,000	6,254,313
Taco Bell Funding LLC(a)
Series 2021-1A Class A2I
08/25/2051	1.946%	2,456,250	2,211,440
TCI-Flatiron CLO Ltd.(a),(b)
Series 2018-1A Class CR
3-month Term SOFR + 2.012% Floor 1.750% 01/29/2032	7.337%	2,300,000	2,300,499
TCW CLO Ltd.(a),(b)
Series 2017-1A Class A1RR
3-month Term SOFR + 1.442% Floor 1.180% 10/29/2034	6.767%	21,750,000	21,815,989
Series 2017-1A Class BRR
3-month Term SOFR + 1.962% Floor 1.700% 10/29/2034	7.287%	6,500,000	6,518,824
Series 2021-1A Class C
3-month Term SOFR + 2.162% Floor 1.900% 03/18/2034	7.486%	3,150,000	3,140,370
Telos CLO Ltd.(a),(b)
Series 2013-4A Class AR
3-month Term SOFR + 1.502% Floor 1.240% 01/17/2030	6.819%	4,960,983	4,964,853

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Texas Debt Capital CLO Ltd.(a),(b)
Series 2023-1A Class A
3-month Term SOFR + 1.800% Floor 1.800% 04/20/2036	7.125%	4,050,000	4,073,883
THL Credit Wind River CLO Ltd.(a),(b)
Series 2015-1A Class A1R3
3-month Term SOFR + 1.200% Floor 1.200% 10/20/2030	6.518%	9,994,059	10,005,982
Series 2019-1A Class AR
3-month Term SOFR + 1.422% Floor 1.160% 07/20/2034	6.746%	10,000,000	10,024,770
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class ARR
3-month Term SOFR + 1.250% Floor 1.250% 07/20/2031	6.575%	10,570,000	10,605,378
Tikehau US CLO III Ltd.(a),(b)
Series 2022-2A Class A1R
3-month Term SOFR + 1.870% Floor 1.870% 01/20/2036	7.195%	15,000,000	15,160,065
Tikehau US CLO IV Ltd.(a),(b)
Series 2023-1A Class A1
3-month Term SOFR + 2.200% Floor 2.200% 07/15/2034	7.529%	28,000,000	28,525,504
Toyota Auto Loan Extended Note Trust(a)
Series 2020-1A Class A
05/25/2033	1.350%	1,405,000	1,348,695
Trafigura Securitisation Finance PLC(a)
Subordinated Series 2021-1A Class B
01/15/2025	1.780%	1,550,000	1,528,351
Tralee CLO VI Ltd.(a),(b)
Series 2019-6A Class A1R
3-month Term SOFR + 1.432% Floor 1.170% 10/25/2032	6.755%	25,000,000	25,013,475
Tralee CLO VII Ltd(a),(b)
Series 2021-7A Class A1
3-month Term SOFR + 1.582% Floor 1.320% 04/25/2034	6.905%	9,250,000	9,273,911
Trestles CLO V LTD.(a),(b)
Series 2021-5A Class B1
3-month Term SOFR + 1.912% Floor 1.650% 10/20/2034	7.236%	6,800,000	6,811,431
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trinitas CLO VII Ltd.(a),(b)
Series 2017-7A Class A1R
3-month Term SOFR + 1.462% Floor 1.200% 01/25/2035	6.785%	4,000,000	4,004,080
Trinitas CLO XX Ltd.(a),(b)
Series 2022-20A Class A1
3-month Term SOFR + 1.530% Floor 1.530% 07/20/2035	6.855%	13,250,000	13,267,662
Trinitas CLO XXVI Ltd.(a),(b)
Series 2023-26A Class A1
3-month Term SOFR + 1.690% Floor 1.690% 01/20/2035	7.015%	18,000,000	18,031,536
United Auto Credit Securitization Trust(a)
Subordinated Series 2022-2 Class C
05/10/2027	5.810%	1,995,000	1,991,402
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	478,956	479,150
Venture CLO Ltd.(a),(b)
Series 2017-28AA Class A1R
3-month Term SOFR + 1.472% Floor 1.210% 10/20/2034	6.796%	12,500,000	12,530,950
Venture CLO Ltd.(a),(b),(c)
Series 2019-37A Class A1RR
3-month Term SOFR + 1.250% Floor 1.250% 07/15/2032	6.500%	16,080,000	16,088,667
Venture XXVII CLO Ltd.(a),(b)
Series 2017-27A Class CR
3-month Term SOFR + 2.562% 07/20/2030	7.886%	4,100,000	4,076,564
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month Term SOFR + 1.472% Floor 1.210% 10/15/2030	6.800%	3,775,583	3,783,191
Series 2015-3A Class A1R3
3-month Term SOFR + 1.150% Floor 1.150% 10/20/2031	6.475%	8,500,000	8,507,421
Series 2016-1A Class A1R
3-month Term SOFR + 1.332% Floor 1.070% 01/20/2031	6.656%	6,214,213	6,229,201
Series 2016-3A Class A1R2
3-month Term SOFR + 1.150% Cap 1.150% 10/18/2031	6.476%	8,400,000	8,405,914
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 10/15/2031	6.529%	8,500,000	8,508,466
VStrong Auto Receivables Trust(a)
Subordinated Series 2024-A Class B
07/15/2030	5.770%	409,000	407,737
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	5.780%	3,187,246	3,122,473
Wellfleet CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month Term SOFR + 1.382% Floor 1.120% 07/20/2032	6.706%	15,000,000	15,004,305
Wendy’s Funding LLC(a)
Series 2018-1A Class A2II
03/15/2048	3.884%	937,439	875,374
Series 2019-1A Class A2I
06/15/2049	3.783%	3,096,263	2,956,071
Series 2021-1A Class A2II
06/15/2051	2.775%	4,974,329	4,111,591
Westlake Automobile Receivables Trust(a)
Series 2021-2A Class C
07/15/2026	0.890%	744,491	738,547
Subordinated Series 2023-2A Class B
03/15/2028	6.140%	3,550,000	3,561,155
Subordinated Series 2023-3A Class C
09/15/2028	6.020%	4,530,000	4,537,969
Subordinated Series 2024-1A Class B
11/15/2027	5.550%	4,600,000	4,575,966
Wheels Fleet Lease Funding 1 LLC(a)
Series 2023-1A Class A
04/18/2038	5.800%	5,455,517	5,454,501
Series 2024-1A Class A1
02/18/2039	5.490%	2,410,000	2,413,012
Wind River CLO Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.472% Floor 1.210% 10/15/2034	6.800%	4,250,000	4,258,156
Series 2024-1A Class A
3-month Term SOFR + 1.600% Floor 1.600% 04/20/2037	6.923%	3,100,000	3,101,993
World Omni Automobile Lease Securitization Trust
Series 2023-A Class A3
09/15/2026	5.070%	2,420,000	2,408,661
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Omni Select Auto Trust
Subordinated Series 2021-A Class B
08/16/2027	0.850%	2,170,000	2,101,883
York CLO-4 Ltd.(a),(b)
Series 2016-2A Class A1R
3-month Term SOFR + 1.352% 04/20/2032	6.676%	9,090,319	9,094,864
Zais CLO 7 Ltd.(a),(b)
Series 2017-2A Class A
3-month Term SOFR + 1.552% 04/15/2030	6.880%	1,278,068	1,279,070
Zaxbys Funding LLC(a)
Series 2024-1A Class A2I
04/30/2054	6.594%	6,100,000	6,160,161
Zaxby’s Funding LLC(a)
Series 2021-1A Class A2
07/30/2051	3.238%	5,494,625	4,844,370
Ziply Fiber Issuer LLC(a)
Series 2024-1 Class A2
04/20/2054	6.640%	3,580,000	3,631,322
Total Asset-Backed Securities — Non-Agency (Cost $1,584,530,479)			1,576,412,045

Commercial Mortgage-Backed Securities - Agency 0.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(g)
CMO Series K055 Class X1
03/25/2026	1.330%	1,917,363	36,500
CMO Series K057 Class X1
07/25/2026	1.159%	2,286,965	41,547
CMO Series K059 Class X1
09/25/2026	0.296%	6,825,096	35,559
CMO Series K060 Class X1
10/25/2026	0.058%	24,718,443	40,575
CMO Series K152 Class X1
01/25/2031	0.953%	3,931,781	180,455
Series 20K129 Class X1 (FHLMC)
05/25/2031	1.032%	12,562,781	662,125
Series 20K141 Class X1 (FHLMC)
02/25/2032	0.305%	7,247,355	145,847
Series 20K142 Class X1 (FHLMC)
12/25/2031	0.297%	17,566,162	347,506
Series 20K143 Class X1 (FHLMC)
04/25/2055	0.342%	7,933,130	183,784
Series 20K144 Class X1 (FHLMC)
04/25/2032	0.326%	10,384,912	233,902
Series K069 Class X1
09/25/2027	0.341%	35,660,528	372,036

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K091 Class X1
03/25/2029	0.561%	38,958,882	904,310
Series K095 Class X1
06/25/2029	0.950%	74,575,999	2,906,212
Series K106 Class X1
01/25/2030	1.318%	94,208,199	5,682,064
Series K131 Class X1 (FHLMC)
07/25/2031	0.728%	12,782,179	531,488
Series K137 Class X1
11/25/2031	0.198%	274,297,949	3,216,747
Series K145 Class X1
06/25/2055	0.317%	4,653,573	101,749
Series K146 Class X1
06/25/2032	0.230%	15,761,490	270,563
Series K147 Class X1
06/25/2032	0.358%	12,172,243	310,273
Series K149 Class X1 (FHLMC)
08/25/2032	0.264%	20,941,990	422,400
Series K-150 Class X1 (FHLMC)
09/25/2032	0.310%	26,964,081	636,431
Series K-1515 Class X1
02/25/2035	1.509%	7,068,306	765,641
Series K-1516 Class X1
05/25/2035	1.509%	14,596,195	1,685,763
Series K-1517 Class X1
07/25/2035	1.323%	19,923,428	2,005,064
Series K1521 Class X1
08/25/2036	0.979%	23,305,392	1,720,183
Series K728 Class X1
08/25/2024	0.461%	201,918,526	48,339
Series K729 Class X1
10/25/2024	0.332%	127,279,074	71,124
Series K735 Class X1
05/25/2026	0.958%	12,434,994	187,660
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	5,853,104
Series K074 Class A2
01/25/2028	3.600%	8,660,000	8,264,330
Series K155 Class A3
04/25/2033	3.750%	6,935,000	6,309,847
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series K157 Class A3
08/25/2033	3.990%	6,145,000	5,617,462
Series Q006 Class APT1
07/25/2026	2.678%	3,235,426	3,097,653
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
11/01/2031	3.400%	1,500,000	1,325,702
02/01/2033	3.400%	3,927,175	3,529,205
07/01/2033	3.670%	8,000,000	7,251,820
03/01/2035	2.510%	3,000,000	2,413,228
04/01/2040	2.455%	3,495,000	2,450,599
Federal National Mortgage Association(d),(g)
Series 2020-M43 Class X1
08/25/2034	1.906%	33,464,762	2,710,418
Freddie Mac Multifamily Structured Pass-Through Certificates(d),(g)
Series K514 Class X1 (FHLMC)
12/25/2028	0.964%	67,394,980	2,589,463
Government National Mortgage Association(d),(g)
CMO Series 2011-38 Class IO
04/16/2053	0.530%	861,728	6,512
CMO Series 2013-162 Class IO
09/16/2046	0.057%	15,768,436	16,604
CMO Series 2014-134 Class IA
01/16/2055	0.141%	11,319,814	49,722
CMO Series 2015-101 Class IO
03/16/2052	0.268%	2,785,936	25,197
CMO Series 2015-114
03/15/2057	0.292%	1,146,694	12,157
CMO Series 2015-120 Class IO
03/16/2057	0.610%	6,440,709	130,250
CMO Series 2015-125 Class IB
01/16/2055	0.943%	6,706,891	137,539
CMO Series 2015-125 Class IO
07/16/2055	0.605%	16,780,852	246,277
CMO Series 2015-146 Class IC
07/16/2055	0.179%	5,345,844	26,979
CMO Series 2015-171 Class IO
11/16/2055	0.836%	4,452,024	136,229
CMO Series 2015-174 Class IO
11/16/2055	0.414%	5,590,658	99,296
CMO Series 2015-21 Class IO
07/16/2056	0.700%	2,937,403	83,082
CMO Series 2015-29 Class EI
09/16/2049	0.702%	4,571,873	77,743
CMO Series 2015-41 Class IO
09/16/2056	0.168%	885,196	4,869
CMO Series 2015-6 Class IO
02/16/2051	0.466%	1,959,128	27,546
CMO Series 2015-70 Class IO
12/16/2049	0.565%	5,465,268	107,688
CMO Series 2016-39 Class IO
01/16/2056	0.677%	3,467,557	96,383
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-17 Class IO
06/16/2064	0.802%	6,207,532	358,163
CMO Series 2022-4 Class IO
03/16/2064	0.860%	15,294,451	927,382
CMO Series 2022-43 Class IO
09/16/2061	0.740%	12,728,980	677,700
Series 2014-101 Class IO
04/16/2056	0.572%	9,298,876	141,189
Series 2016-152 Class IO
08/15/2058	0.770%	9,320,957	409,800
Series 2017-168 Class IO
12/16/2059	0.544%	15,251,938	534,541
Series 2018-110 Class IA
11/16/2059	0.638%	19,887,895	677,658
Series 2018-2 Class IO
12/16/2059	0.705%	7,101,460	303,822
Series 2020-108 Class IO
06/16/2062	0.847%	8,748,169	501,960
Series 2021-106 Class IO
04/16/2063	0.859%	9,377,114	581,799
Series 2021-132 Class BI
04/16/2063	0.923%	11,972,369	808,226
Series 2021-133 Class IO
07/16/2063	0.881%	11,816,408	749,493
Series 2021-144 Class IO
04/16/2063	0.825%	11,853,451	714,609
Series 2021-145 Class IO
07/16/2061	0.771%	2,498,428	129,892
Series 2021-151 Class IO
04/16/2063	0.918%	10,607,942	706,121
Series 2021-163 Class IO
03/16/2064	0.801%	11,070,503	641,554
Series 2021-186 Class IO
05/16/2063	0.764%	12,345,892	665,428
Series 2021-52 Class IO
04/16/2063	0.720%	10,316,494	552,887
Series 2022-132 Class IO
10/16/2064	0.538%	10,891,950	481,267
Series 2022-166 Class IO
04/16/2065	0.792%	12,804,166	712,927
Series 2022-92 Class EI
02/16/2064	0.809%	11,048,326	635,895
Series 2023-110 Class IO
07/16/2058	1.022%	9,906,727	757,841
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	5.789%	63,847	63,609
Total Commercial Mortgage-Backed Securities - Agency (Cost $118,475,732)			89,176,514

Commercial Mortgage-Backed Securities - Non-Agency 6.7%

Arbor Multifamily Mortgage Securities Trust(a)
Series 2021-MF2 Class A4
06/15/2054	2.252%	18,000,000	14,798,963
Arbor Realty Commercial Real Estate Notes Ltd.(a),(b)
Series 2021-FL2 Class A
1-month Term SOFR + 1.214% Floor 1.100% 05/15/2036	6.531%	3,750,272	3,740,422
Series 2021-FL3 Class A
1-month Term SOFR + 1.184% Floor 1.070% 08/15/2034	6.501%	3,990,900	3,956,737
Series 2021-FL4 Class A
1-month Term SOFR + 1.464% Floor 1.350% 11/15/2036	6.781%	5,000,000	4,986,664
Series 2021-FL4 Class D
1-month Term SOFR + 3.014% Floor 2.900% 11/15/2036	8.331%	3,250,000	3,056,038
AREIT LLC(a),(b)
Series 2023-CRE8 Class A
1-month Term SOFR + 2.112% Floor 2.112% 08/17/2041	7.432%	2,957,894	2,958,831
AREIT Ltd.(a),(b)
Series 2024-CRE9 Class A
1-month Term SOFR + 1.686% Floor 1.687%, Cap 1.687% 05/17/2041	6.987%	5,000,000	4,990,620
AREIT Trust(a),(b)
Series 2022-CRE6 Class A
30-day Average SOFR + 1.250% Floor 1.250% 01/16/2037	6.574%	1,187,560	1,177,162
ARZ Trust(a)
Subordinated Series 2024-BILT Class C
06/11/2029	6.361%	1,500,000	1,498,405
BAMLL Commercial Mortgage Securities Trust(a)
Series 2019-BPR Class AM
11/05/2032	3.287%	6,325,000	6,012,348

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Merrill Lynch Commercial Mortgage, Inc.(d),(g)
Series 2019-BN18 Class XA
05/15/2062	0.883%	59,051,039	2,054,197
BANK
Series 2017-BNK4 Class A4
05/15/2050	3.625%	2,420,000	2,285,964
BANK(d),(g)
Series 2017-BNK8 Class XA
11/15/2050	0.709%	26,459,916	534,469
BANK(d)
Series 2021-BN37 Class A5
11/15/2064	2.618%	5,605,000	4,629,883
BANK(a)
Subordinated Series 2017-BNK6 Class D
07/15/2060	3.100%	2,380,000	1,821,112
BANK5(d)
Series 2023-5YR3 Class A3
09/15/2056	6.724%	2,985,000	3,114,956
BANK5
Series 2023-5YR4 Class A3
12/15/2056	6.500%	1,207,531	1,250,153
BANK5 Trust
Series 2024-5YR6 Class A3
05/15/2057	6.225%	6,935,000	7,142,446
BBCMS Mortgage Trust(a)
Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	12,270,095
Subordinated Series 2016-ETC Class B
08/14/2036	3.189%	900,000	791,600
Subordinated Series 2016-ETC Class C
08/14/2036	3.391%	770,000	647,706
BBCMS Mortgage Trust(d),(g)
Series 2018-C2 Class XA
12/15/2051	0.749%	59,879,083	1,567,916
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month Term SOFR + 2.254% Floor 2.140% 10/15/2037	7.571%	14,360,000	14,288,200
BBCMS Mortgage Trust
Series 2021-C12 Class A5
11/15/2054	2.689%	15,495,000	12,938,512
Series 2024-5C25 Class A3
03/15/2057	5.946%	3,445,000	3,508,648
BBCMS Mortgage Trust(a),(d)
Subordinated Series 2016-ETC Class D
08/14/2036	3.609%	2,790,000	2,264,056
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	2,131,554	1,980,217
BDS Ltd.(a),(b)
Series 2021-FL8 Class B
1-month Term SOFR + 1.464% Floor 1.350% 01/18/2036	6.783%	1,000,000	995,724
Benchmark Mortgage Trust(d),(g)
03/15/2053	1.413%	25,251,446	1,165,900
Series 2019-B10 Class XA
03/15/2062	1.223%	24,915,970	1,205,076
Series 2020-B20 Class XA
10/15/2053	1.607%	14,391,925	890,913
Benchmark Mortgage Trust
Series 2021-B26 Class A4
06/15/2054	2.295%	10,600,000	8,830,942
Series 2024-V7 Class A3
05/15/2056	6.228%	5,000,000	5,151,939
Subordinated Series 2024-V6 Class B
03/15/2029	6.785%	3,000,000	3,069,800
Benchmark Mortgage Trust(d)
Series 2023-V2 Class A3
05/15/2055	5.812%	17,305,000	17,463,114
Subordinated Series 2019-B13 Class C
08/15/2057	3.839%	2,400,000	1,989,185
Subordinated Series 2019-B14 Class C
12/15/2062	3.772%	1,500,000	1,101,052
BIG Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-BIG Class B
1-month Term SOFR + 1.741% Floor 1.741% 02/15/2039	7.058%	2,100,000	2,075,125
Subordinated Series 2022-BIG Class C
1-month Term SOFR + 2.340% Floor 2.340% 02/15/2039	7.657%	420,000	410,291
BLP Commercial Mortgage Trust(a),(b)
Subordinated Series 2024-IND2 Class C
1-month Term SOFR + 1.891% 03/15/2041	7.212%	2,500,000	2,496,872
BMD2 Re-Remic Trust(a),(h)
Series 2019-FRR1 Class 3AB
05/25/2052	0.000%	2,821,000	2,031,455
Subordinated Series 2019-FRR1 Class 2C
05/25/2052	0.000%	14,258,000	13,228,734
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BOCA Commercial Mortgage Trust(a),(b)
Series 2022-BOCA Class A
1-month Term SOFR + 1.770% Floor 1.770% 05/15/2039	7.086%	1,000,000	999,676
BPR Trust(a),(b)
Series 2021-NRD Class A
1-month Term SOFR + 1.525% Floor 1.525% 12/15/2038	6.842%	3,045,000	2,965,775
Series 2022-OANA Class A
1-month Term SOFR + 1.898% Floor 1.898% 04/15/2037	7.215%	2,300,000	2,312,938
BPR Trust(a),(d)
Series 2023-BRK2 Class A
11/05/2028	6.899%	5,400,000	5,575,809
BX Commercial Mortgage Trust(a),(b)
Series 2020-VKNG Class A
1-month Term SOFR + 1.044% Floor 1.045% 10/15/2037	6.361%	5,644,954	5,630,842
Series 2021-VOLT Class G
1-month Term SOFR + 2.964% Floor 2.850% 09/15/2036	8.281%	3,000,000	2,955,000
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	7.432%	5,918,000	5,947,619
Series 2023-VLT2 Class A
1-month Term SOFR + 2.281% Floor 2.281% 06/15/2040	7.598%	5,500,000	5,496,636
Series 2023-VLT3 Class A
1-month Term SOFR + 1.940% Floor 1.940% 11/15/2028	7.257%	5,000,000	5,012,490
Series 2023-XL3 Class A
1-month Term SOFR + 1.761% Floor 1.761% 12/09/2040	7.078%	5,000,000	5,029,687
Subordinated Series 2021-21M Class E
1-month Term SOFR + 2.285% Floor 2.171% 10/15/2036	7.602%	1,925,000	1,905,750
Subordinated Series 2021-IRON Class E
1-month Term SOFR + 2.464% Floor 2.350% 02/15/2038	7.781%	3,000,000	2,834,793
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-MFM1 Class D
1-month Term SOFR + 1.614% Floor 1.500% 01/15/2034	6.931%	383,131	378,826
Subordinated Series 2021-SOAR Class F
1-month Term SOFR + 2.464% Floor 2.350% 06/15/2038	7.781%	15,627,851	15,491,047
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	8.458%	3,490,000	3,503,097
Subordinated Series 2024-MF Class D
1-month Term SOFR + 2.690% Floor 2.690% 02/15/2039	8.015%	3,000,000	2,992,500
Subordinated Series 2024-XL5 Class C
1-month Term SOFR + 1.941% Floor 1.941% 03/15/2041	7.258%	4,794,913	4,793,414
BX Commercial Mortgage Trust(a),(d)
Subordinated Series 2020-VIV3 Class B
03/09/2044	3.544%	5,780,000	5,069,004
BX Trust(a),(b)
1-month Term SOFR + 2.090% Floor 2.090% 03/15/2041	7.407%	11,000,000	10,993,127
Series 2021-ARIA Class A
1-month Term SOFR + 1.014% 10/15/2036	6.330%	3,118,000	3,090,731
Series 2021-LGCY Class D
1-month Term SOFR + 1.302% Floor 1.302% 10/15/2036	6.733%	590,000	578,938
Series 2023-DELC Class A
1-month Term SOFR + 2.690% Floor 2.690% 05/15/2038	8.007%	2,000,000	2,027,061
Series 2024-BRVE Class A
1-month Term SOFR + 1.841% Floor 1.841% 04/15/2026	7.158%	5,000,000	4,987,479
Series 2024-CNYN Class C
1-month Term SOFR + 1.941% Floor 1.941% 04/15/2029	7.262%	2,000,000	1,999,375
Subordinated Series 2021-RISE Class B
1-month Term SOFR + 1.364% Floor 1.250% 11/15/2036	6.681%	412,665	409,828

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-LBA6 Class D
1-month Term SOFR + 2.000% Floor 2.000% 01/15/2039	7.317%	750,000	745,319
Subordinated Series 2022-VAMF Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	8.017%	5,000,000	4,760,794
Subordinated Series 2024-BIO Class B
1-month Term SOFR + 1.941% 02/15/2041	7.258%	6,250,000	6,246,096
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,115,000	984,696
BX Trust(a),(b),(c)
Series 2024-VLT4 Class A
1-month Term SOFR + 1.491% Floor 1.491% 07/15/2029	6.811%	3,870,000	3,860,325
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month Term SOFR + 0.764% Floor 0.650% 08/15/2036	6.081%	7,000,000	6,722,187
CAMB Commercial Mortgage Trust(a)
Series 2021-CX2 Class A
11/10/2046	2.700%	7,200,000	5,857,590
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A2
05/15/2052	3.623%	3,770,618	3,582,150
Series 2019-CF3 Class A3
01/15/2053	2.752%	16,100,000	13,860,207
Cantor Commercial Real Estate Lending(d),(g)
Series 2019-CF2 Class XA
11/15/2052	1.204%	41,497,132	1,884,198
CCUBS Commercial Mortgage Trust(d)
Subordinated Series 2017-C1 Class B
11/15/2050	4.159%	1,505,000	1,359,594
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	13,995,435	13,140,169
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	18,693,304
CD Mortgage Trust(d),(g)
Series 2019-CD8 Class XA
08/15/2057	1.396%	46,409,175	2,523,299
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	5,657,763
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CFCRE Commercial Mortgage Trust(d),(g)
Series 2016-C4 Class XA
05/10/2058	1.598%	51,006,850	1,119,850
CFCRE Commercial Mortgage Trust(d)
Subordinated Series 2016-C7 Class C
12/10/2054	4.366%	2,250,000	1,968,808
Citigroup Commercial Mortgage Trust
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	9,597,992
Series 2016-GC37 Class A4
04/10/2049	3.314%	2,875,000	2,753,754
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	3,547,612
Series 2019-GC43 Class A3
11/10/2052	2.782%	10,000,000	8,711,076
Citigroup Commercial Mortgage Trust(a),(b)
Series 2021-PRM2 Class F
1-month Term SOFR + 3.864% Floor 3.750% 10/15/2036	9.181%	1,500,000	1,473,996
Citigroup Commercial Mortgage Trust(d)
Subordinated Series 2015-GC35 Class AS
11/10/2048	4.072%	1,300,000	1,202,806
Subordinated Series 2020-GC46 Class B
02/15/2053	3.150%	2,000,000	1,685,517
Citigroup Commercial Mortgage Trust(a),(d)
Subordinated Series 2016-C2 Class E
08/10/2049	4.389%	2,420,000	1,770,744
Subordinated Series 2023-SMRT Class C
06/10/2028	6.048%	1,000,000	978,423
COMM Mortgage Trust(a),(d)
Subordinated Series 2013-CR10 Class E
08/10/2046	4.240%	192,562	171,765
Subordinated Series 2020-CBM Class F
02/10/2037	3.633%	2,513,000	2,369,043
COMM Mortgage Trust(d)
Subordinated Series 2015-CR27 Class B
10/10/2048	4.337%	2,000,000	1,877,328
Subordinated Series 2017-COR2 Class B
09/10/2050	4.206%	2,500,000	2,235,623
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	2,847,443	2,709,672
Commercial Mortgage Pass-Through Certificates(d)
Subordinated Series 2019-BN24 Class C
11/15/2062	3.517%	1,000,000	796,698
Commercial Mortgage Trust
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	4,984,633
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-UBS6 Class A4
12/10/2047	3.378%	2,564,668	2,542,623
Series 2015-DC1 Class A5
02/10/2048	3.350%	790,000	776,901
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	822,686
Series 2015-PC1 Class A5
07/10/2050	3.902%	2,755,000	2,707,266
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,410,989	7,893,294
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	14,800,000	13,089,425
CSAIL Commercial Mortgage Trust
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	2,880,632
CSAIL Commercial Mortgage Trust(d)
Subordinated Series 2018-C14 Class B
11/15/2051	4.878%	1,000,000	885,153
Subordinated Series 2020-C19 Class C
03/15/2053	3.735%	2,345,000	1,809,231
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class E
1-month Term SOFR + 1.950% Floor 1.700% 05/15/2035	7.267%	2,741,288	2,698,451
Series 2018-BIOD Class F
1-month Term SOFR + 2.250% Floor 2.000% 05/15/2035	7.567%	10,782,400	10,608,553
DBJPM Mortgage Trust(d),(g)
Series 2020-C9 Class XA
09/15/2053	1.701%	45,559,931	2,265,531
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,642,046
DBWF Mortgage Trust(a),(d)
Series 2016-85T Class D
12/10/2036	3.808%	2,000,000	1,459,842
DC Commercial Mortgage Trust(a)
Series 2023-DC Class A
09/12/2040	6.314%	7,175,000	7,340,374
DK Trust(a),(b)
Subordinated Series 2024-SPBX Class D
1-month Term SOFR + 2.750% Floor 1.500% 03/15/2034	8.067%	1,500,000	1,496,250
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTP Commercial Mortgage Trust(a),(d)
Series 2023-STE2 Class A
01/15/2041	6.038%	2,000,000	1,993,156
ELM Trust(a),(c),(d),(e),(f)
Subordinated Series 2024-ELM Class C15
06/10/2027	6.189%	5,000,000	5,000,000
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month Term SOFR + 2.964% Floor 2.850% 07/15/2038	8.281%	2,738,997	2,742,422
FirstKey Homes Trust(a)
Series 2020-SFR1 Class A
08/17/2037	1.339%	5,986,038	5,669,786
Subordinated Series 2020-SFR2 Class E
10/19/2037	2.668%	3,432,000	3,249,917
FS Rialto(a),(b)
Series 2021-FL3 Class A
1-month Term SOFR + 1.364% Floor 1.364% 11/16/2036	6.684%	4,748,831	4,722,768
GAM Investments(a),(i)
Subordinated Series 2021-F Class A
09/27/2051	0.000%	2,186,000	2,050,053
Subordinated Series 2021-F Class D
09/27/2051	0.000%	1,777,000	1,559,815
Subordinated Series 2021-F Class E
09/27/2051	0.000%	1,798,000	1,699,531
Subordinated Series 2021-F Class G
09/27/2051	0.000%	1,797,000	1,687,898
Subordinated Series 2021-F Class H
09/27/2051	0.000%	1,510,000	991,913
GAM Investments(a),(d)
Subordinated Series 2021-F Class C
09/27/2051	1.010%	1,778,000	1,616,739
Subordinated Series 2021-F Class F
09/27/2051	2.400%	2,364,000	1,841,366
GAM Re-REMIC Trust(a),(i)
Series 2021-FRR1 Class 1B
07/28/2027	0.000%	2,690,000	2,106,519
Series 2021-FRR1 Class 2B
12/29/2027	0.000%	4,900,000	3,720,828
GAM Resecuritization Trust(a),(d)
Series 2022-FRR3 Class BK71
01/29/2052	2.000%	3,736,000	3,028,578
GAM Resecuritization Trust(a),(i)
Series 2022-FRR3 Class D728
01/29/2052	0.000%	1,446,000	1,394,490

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-FRR3 Class BK89
01/29/2052	0.000%	2,169,000	1,491,988
GAM Resecuritization Trust(a),(h)
Subordinated Series 2022-FRR3 Class BK61
11/27/2049	0.000%	2,543,000	1,997,632
Subordinated Series 2022-FRR3 Class C728
08/27/2050	0.000%	1,446,000	1,405,210
Subordinated Series 2022-FRR3 Class CK47
05/27/2048	0.000%	1,474,000	1,346,556
Subordinated Series 2022-FRR3 Class DK41
10/27/2047	0.000%	1,165,000	1,118,194
Subordinated Series 2022-FRR3 Class DK47
05/27/2048	0.000%	1,473,000	1,326,773
Great Wolf Trust(a),(b)
Subordinated Series 2024-WLF2 Class B
1-month Term SOFR + 2.141% 05/15/2041	7.441%	4,957,000	4,961,647
Greystone Commercial Capital Trust(a),(b)
Series 2021-3 Class A
1-month Term SOFR + 2.344% Floor 2.230% 08/01/2024	7.665%	8,500,000	8,455,635
Greystone CRE Notes Ltd.(a),(b)
Series 2019-FL2 Class A
1-month Term SOFR + 1.364% Floor 1.180% 09/15/2037	6.681%	2,217,755	2,215,226
GS Mortgage Securities Corp II(a),(d)
Series 2017-375H Class A
09/10/2037	3.475%	5,000,000	4,550,515
GS Mortgage Securities Corp. II(a)
Series 2012-BWTR Class A
11/05/2034	2.954%	3,857,000	3,094,418
GS Mortgage Securities Corp. Trust(a),(b)
Series 2021-ARDN Class A
1-month Term SOFR + 1.364% Floor 1.250% 11/15/2036	6.681%	3,000,000	2,971,325
GS Mortgage Securities Trust(a),(d)
Series 2013-PEMB Class A
03/05/2033	3.550%	1,890,000	1,560,361
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,386,124	4,180,886
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,364,313
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	18,597,254
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-GSA1 Class A4
11/10/2052	3.048%	3,000,000	2,675,585
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,582,676
GS Mortgage Securities Trust(d)
Subordinated Series 2015-GC30 Class AS
05/10/2050	3.777%	4,250,570	4,111,236
Subordinated Series 2016-GS3 Class C
10/10/2049	3.981%	1,500,000	1,351,532
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class A
30-day Average SOFR + 1.700% Floor 1.700% 04/20/2037	7.024%	999,827	998,051
HILT Commercial Mortgage Trust(a),(b)
Series 2024-ORL Class A
1-month Term SOFR + 1.541% 05/15/2037	6.841%	2,000,000	1,999,370
HTL Commercial Mortgage Trust(a),(d)
Series 2024-T53 Class A
05/10/2039	5.876%	5,500,000	5,483,182
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	1,901,056
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,692,527
Series 2015-HB7 Class A7
08/05/2034	3.914%	1,852,980	1,807,992
ILPT Commercial Mortgage Trust(a),(b)
Series 2022-LPF2 Class A
1-month Term SOFR + 2.245% Floor 2.245% 10/15/2039	7.562%	5,123,089	5,116,701
IMT Trust(a)
Series 2017-APTS Class AFX
06/15/2034	3.478%	5,410,000	5,391,240
INTOWN Mortgage Trust(a),(b)
Subordinated Series 2022-STAY Class D
1-month Term SOFR + 4.134% Floor 4.134% 08/15/2037	9.451%	2,500,000	2,515,625
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A3
01/15/2048	3.231%	201,398	199,268
Series 2015-C30 Class A5
07/15/2048	3.822%	4,200,000	4,055,627
JPMBB Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2014-C19 Class D
04/15/2047	4.885%	132,740	128,758
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMBB Commercial Mortgage Securities Trust(d)
Subordinated Series 2014-C25 Class B
11/15/2047	4.347%	1,470,000	1,336,965
Subordinated Series 2015-C29 Class AS
05/15/2048	3.917%	2,292,000	2,229,556
JPMCC_17-JP6
Series 20 17-JP6 Class A5
07/15/2050	3.490%	4,872,000	4,512,235
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	6,009,632	5,677,621
Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	6,592,672
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2018-WPT Class AFX
07/05/2033	4.248%	13,000,000	12,025,000
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	1,881,587
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-HTL5 Class A
1-month Term SOFR + 1.229% Floor 1.115% 11/15/2038	6.546%	7,080,000	7,031,301
Series 2021-MHC Class B
1-month Term SOFR + 1.164% Floor 1.050% 04/15/2038	6.481%	1,700,000	1,693,702
Series 2022-ACB Class E
30-day Average SOFR + 3.350% Floor 3.350% 03/15/2039	8.674%	6,450,000	6,296,711
Subordinated Series 2021-NYAH Class E
1-month Term SOFR + 1.954% 06/15/2038	7.271%	600,000	518,597
Subordinated Series 2021-NYAH Class H
1-month Term SOFR + 3.504% 06/15/2038	8.821%	3,500,000	2,010,605
KIND Trust(a),(b)
Series 2021-KIND Class A
1-month Term SOFR + 1.064% Floor 0.950% 08/15/2038	6.381%	3,213,172	3,158,592
KSL Commercial Mortgage Trust(a),(b)
Series 2023-HT Class A
1-month Term SOFR + 2.290% Floor 2.290% 12/15/2036	7.667%	5,000,000	5,034,385
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,223,381
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LAQ Mortgage Trust(a),(b)
Series 2023-LAQ Class A
1-month Term SOFR + 2.091% Floor 2.091% 03/15/2036	7.408%	866,163	867,787
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295% Floor 1.295% 05/15/2039	6.612%	5,000,000	4,912,430
Subordinated Series 2021-BMR Class F
1-month Term SOFR + 2.464% Floor 2.350% 03/15/2038	7.781%	5,168,457	4,961,719
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	779,101
MARQ Trust(a),(b),(c)
Series 2024-HOU Class A
1-month Term SOFR + 1.591% Floor 1.591% 06/15/2029	6.910%	5,000,000	4,987,500
MED Commercial Mortgage Trust(a),(b)
Series 2024-MOB Class A
1-month Term SOFR + 1.592% Floor 1.592% 05/15/2041	6.902%	5,200,000	5,200,294
Med Trust(a),(b)
Series 2021-MDLN Class A
1-month Term SOFR + 1.064% Floor 0.950% 11/15/2038	6.381%	5,254,781	5,228,518
MHP MHIL(a),(b)
Subordinated Series 2022 Class E
1-month Term SOFR + 2.611% Floor 2.611% 01/15/2027	7.927%	2,734,842	2,714,318
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	1,575,000	1,254,593
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21 Class A3
03/15/2048	3.077%	407,904	404,302
Series 2016-C29 Class ASB
05/15/2049	3.140%	345,705	338,041
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,300,158	7,781,834
Morgan Stanley Capital I Trust(d),(g)
Series 2021-L5 Class XA
05/15/2054	1.287%	13,512,896	782,924

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MTN Commercial Mortgage Trust(a),(b)
Series 2022-LPFL Class A
1-month Term SOFR + 1.397% Floor 1.397% 03/15/2039	6.714%	2,000,000	1,976,860
NJ Trust(a),(d)
Series 2023-GSP Class A
01/06/2029	6.697%	6,800,000	7,006,715
ORL Trust(a),(b)
Series 2023-GLKS Class A
1-month Term SOFR + 2.350% Floor 2.350% 10/19/2036	7.667%	5,000,000	5,020,343
PFP Ltd.(a),(b)
Series 2023-10 Class A
1-month Term SOFR + 2.365% Floor 2.365% 09/16/2038	7.686%	3,200,000	3,218,063
Progress Residential Trust(a)
Subordinated Series 2021-SFR1 Class G
04/17/2038	3.861%	3,830,000	3,482,550
RFM Re-REMIC Trust(a),(i)
Series 2022-FRR1 Class AB55
03/28/2049	0.000%	1,150,000	991,716
Subordinated Series 2022-FRR1 Class CK55
03/28/2049	0.000%	360,000	303,434
Subordinated Series 2022-FRR1 Class CK60
11/08/2049	0.000%	450,000	352,563
RFM Re-REMIC Trust(a),(d)
Series 2022-FRR1 Class AB60
11/08/2049	2.470%	970,000	840,332
Series 2022-FRR1 Class AB64
03/01/2050	2.314%	1,460,000	1,254,798
SCOTT Trust(a)
Series 2023-SFS Class A
03/15/2040	5.910%	3,340,000	3,343,308
SDR Commercial Mortgage Trust(a),(b)
Subordinated Series 2024-DSNY Class B
1-month Term SOFR + 1.741% Floor 1.741% 05/15/2039	7.041%	2,500,000	2,499,024
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	4,811,020
SHER Trust(a),(b)
Series 2024-DAL Class A
1-month Term SOFR + 1.641% Floor 1.641% 04/15/2029	6.971%	4,525,000	4,524,991
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class D
1-month Term SOFR + 1.950% Floor 1.950% 01/15/2039	7.267%	3,850,000	3,792,332
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.867%	5,670,000	5,586,096
SREIT Trust(a),(b)
Subordinated Series 2021-PALM Class E
1-month Term SOFR + 2.024% Floor 1.910% 10/15/2034	7.341%	6,275,000	6,173,031
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
Prime Rate + -0.882% Floor 1.220% 11/15/2027	7.618%	2,248,546	1,371,613
THPT Mortgage Trust(a),(d),(g)
Series 2023-THL Class A
12/10/2034	6.994%	5,000,000	5,085,523
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,468,366	5,175,826
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	1,928,761
Series 2015-SG1 Class A4
09/15/2048	3.789%	9,036,083	8,804,859
Series 2017-C39 Class A4
09/15/2050	3.157%	10,065,000	9,362,391
Series 2018-C45 Class A3
06/15/2051	3.920%	15,968,202	15,012,668
Series 2021-C61 Class A4
11/15/2054	2.658%	7,990,000	6,618,361
Subordinated Series 2014-LC18 Class B
12/15/2047	3.959%	3,650,000	3,577,779
Wells Fargo Commercial Mortgage Trust(d),(g)
Series 2021-C59 Class XA
04/15/2054	1.514%	20,307,788	1,453,327
Series 2021-C60 Class XA
08/15/2054	1.521%	4,061,048	288,434
Wells Fargo Commercial Mortgage Trust(d)
Series 2022-C62 Class A4
04/15/2055	4.000%	5,330,000	4,830,793
Subordinated Series 2016-C33 Class B
03/15/2059	4.506%	3,005,000	2,879,736
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2016-C35 Class C
07/15/2048	4.176%	2,100,000	1,952,053
Subordinated Series 2017-C41 Class B
11/15/2050	4.188%	887,000	784,400
WSTN Trust(a),(d)
Series 2023-MAUI Class A
07/05/2037	6.297%	2,500,000	2,501,216
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $911,246,887)			873,070,498

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Intelsat Emergence SA(j)	88,937	3,263,988
Wireless Telecommunication Services 0.0%
Digicel Ltd.(e),(f),(j),(k)	59,381	148,452
Total Communication Services		3,412,440
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(f),(j)	1,728	90
Total Energy		90
Total Common Stocks (Cost $3,065,072)		3,412,530

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.0%
BBVA Bancomer SA(a),(l)
Subordinated
01/08/2039	8.125%	1,450,000	1,483,626
Lloyds Banking Group PLC(l),(m)
	8.000%	1,611,000	1,621,430
UBS Group AG(a),(l),(m)
	9.250%	994,000	1,062,192
	9.250%	325,000	360,823
Total			4,528,071
Total Convertible Bonds (Cost $4,357,815)			4,528,071

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Digicel Ltd.(e),(f),(k)	6.750%	10,881	108,810
Total Communication Services			108,810
Total Convertible Preferred Stocks (Cost $108,810)			108,810

Corporate Bonds & Notes 28.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
BAE Systems PLC(a)
03/26/2029	5.125%	1,870,000	1,854,825
04/15/2030	3.400%	690,000	621,582
03/26/2031	5.250%	535,000	530,372
03/26/2054	5.500%	380,000	369,823
Boeing Co. (The)
02/01/2031	3.625%	3,875,000	3,366,936
02/01/2035	3.250%	3,499,000	2,644,972
05/01/2040	5.705%	559,000	514,006
03/01/2047	3.650%	1,060,000	695,162
03/01/2048	3.625%	3,800,000	2,450,863
05/01/2050	5.805%	5,065,000	4,534,221
08/01/2059	3.950%	3,500,000	2,203,982
Boeing Co. (The)(a)
05/01/2034	6.528%	1,655,000	1,677,581
05/01/2054	6.858%	2,029,000	2,057,564
05/01/2064	7.008%	797,000	803,892
Bombardier, Inc.(a)
04/15/2027	7.875%	4,443,000	4,447,331
02/01/2029	7.500%	1,050,000	1,086,611
General Electric Co.(b)
3-month Term SOFR + 0.742% 08/15/2036	6.064%	5,380,000	5,076,116
HEICO Corp.
08/01/2028	5.250%	1,749,000	1,743,906
Huntington Ingalls Industries, Inc.
08/16/2028	2.043%	7,466,000	6,520,723
05/01/2030	4.200%	3,200,000	2,988,851
L3Harris Technologies, Inc.
06/01/2029	5.050%	953,000	944,003
Lockheed Martin Corp.
02/15/2034	4.750%	463,000	448,240
08/15/2034	4.800%	973,000	945,613
06/15/2053	4.150%	744,000	600,254
11/15/2063	5.900%	316,000	332,788
02/15/2064	5.200%	705,000	664,175
Textron, Inc.
03/01/2025	3.875%	289,000	285,315

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(a)
12/01/2031	7.125%	3,095,000	3,177,878
United Technologies Corp.
11/16/2038	4.450%	986,000	868,602
06/01/2042	4.500%	1,407,000	1,221,736
Total			55,677,923
Airlines 0.3%
American Airlines Pass-Through Trust
Series 2015-2 Class AA
09/22/2027	3.600%	79,489	74,814
Series 2016-1 Class AA
07/15/2029	3.575%	504,230	472,685
Series 2016-2 Class AA
06/15/2028	3.200%	511,271	469,863
Series 2017-2 Class AA
10/15/2029	3.350%	1,578,098	1,442,389
Series 2019-1 Class AA
08/15/2033	3.150%	362,528	320,521
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	1,050,000	1,015,494
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	5,337,368	4,839,842
06/10/2028	2.500%	818,442	742,161
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	7,285,382	7,090,248
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	377,043	377,427
Southwest Airlines Co.
06/15/2027	5.125%	1,665,000	1,654,000
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	405,202	404,310
06/03/2025	4.625%	1,763,162	1,733,301
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%	8,532,000	8,534,740
United Airlines, Inc.(a)
04/15/2026	4.375%	2,775,000	2,674,882
04/15/2029	4.625%	840,000	776,869
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	554,815	554,175
Total			33,177,721
Apartment REIT 0.1%
American Homes 4 Rent LP
07/15/2031	2.375%	372,000	300,438
04/15/2032	3.625%	396,000	343,285
02/01/2034	5.500%	2,458,000	2,405,791
07/15/2051	3.375%	1,735,000	1,121,052
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/15/2052	4.300%	1,270,000	974,010
Camden Property Trust
11/03/2026	5.850%	1,326,000	1,341,524
01/15/2034	4.900%	1,524,000	1,451,250
Invitation Homes Operating Partnership LP
11/15/2028	2.300%	1,377,000	1,211,860
08/15/2031	2.000%	6,506,000	5,104,560
04/15/2032	4.150%	376,000	342,276
08/15/2033	5.500%	945,000	932,151
01/15/2034	2.700%	52,000	40,901
Mid-America Apartments LP
02/15/2032	5.300%	1,040,000	1,030,980
Total			16,600,078
Automotive 1.0%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	2,700,000	2,620,106
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	427,000	423,782
04/01/2027	6.500%	600,000	596,198
American Honda Finance Corp.
01/12/2028	4.700%	1,414,000	1,400,193
07/07/2028	5.125%	684,000	685,947
11/15/2028	5.650%	803,000	821,018
03/13/2029	4.900%	4,355,000	4,321,289
10/04/2030	5.850%	1,276,000	1,324,859
01/10/2034	4.900%	209,000	202,346
Aptiv PLC
12/01/2051	3.100%	1,905,000	1,171,930
BMW US Capital LLC(a)
04/02/2029	4.900%	5,500,000	5,454,241
Cummins, Inc.
02/20/2029	4.900%	525,000	524,316
Dana, Inc.
06/15/2028	5.625%	800,000	774,003
Denso Corp.(a)
09/16/2026	1.239%	4,070,000	3,700,958
Ford Motor Co.
08/19/2032	6.100%	1,262,000	1,257,583
01/15/2043	4.750%	2,600,000	2,101,478
Ford Motor Credit Co. LLC
09/08/2024	3.664%	2,000,000	1,987,021
08/04/2025	4.134%	950,000	931,116
11/13/2025	3.375%	1,000,000	965,545
03/06/2026	6.950%	1,425,000	1,447,900
05/17/2027	5.850%	5,190,000	5,187,042
08/17/2027	4.125%	2,270,000	2,151,897
05/12/2028	6.800%	450,000	462,873
11/07/2028	6.798%	4,050,000	4,181,668
03/08/2029	5.800%	1,351,000	1,343,003
05/03/2029	5.113%	1,405,000	1,353,160
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Co.
10/01/2025	6.125%	529,000	531,633
04/01/2035	5.000%	5,365,000	4,995,422
04/01/2038	5.150%	1,550,000	1,420,968
10/02/2043	6.250%	452,000	450,123
04/01/2045	5.200%	1,500,000	1,319,802
General Motors Financial Co., Inc.
07/13/2025	4.300%	1,060,000	1,044,504
10/10/2025	6.050%	3,385,000	3,402,344
03/01/2026	5.250%	2,260,000	2,248,095
06/23/2028	5.800%	1,850,000	1,864,781
07/15/2029	5.550%	5,145,000	5,123,624
06/21/2030	3.600%	1,710,000	1,527,756
01/08/2031	2.350%	1,873,000	1,526,794
01/07/2034	6.100%	666,000	670,506
04/04/2034	5.950%	2,683,000	2,668,199
Harley-Davidson Financial Services, Inc.(a)
06/08/2025	3.350%	1,155,000	1,127,226
03/10/2028	6.500%	2,535,000	2,597,930
Hyundai Capital America(a)
06/26/2025	5.800%	5,620,000	5,621,802
09/21/2026	5.950%	4,120,000	4,148,905
06/26/2028	5.680%	1,106,000	1,111,579
09/21/2028	6.100%	5,097,000	5,204,002
01/16/2029	6.500%	1,282,000	1,331,684
01/08/2031	5.400%	363,000	360,467
Hyundai Capital Services, Inc.(a)
04/24/2025	2.125%	3,320,000	3,214,523
LKQ Corp.
06/15/2028	5.750%	3,405,000	3,438,088
PACCAR Financial Corp.
03/22/2034	5.000%	1,387,000	1,374,362
Tenneco, Inc.(a)
11/17/2028	8.000%	1,825,000	1,666,168
Toyota Motor Credit Corp.
01/13/2027	1.900%	400,000	368,938
09/20/2027	4.550%	1,642,000	1,619,133
05/16/2029	5.050%	6,480,000	6,469,623
11/20/2030	5.550%	1,484,000	1,518,512
Volkswagen Group of America Finance LLC(a)
03/22/2027	5.300%	3,110,000	3,102,715
03/22/2029	5.250%	11,515,000	11,407,492
11/16/2030	6.450%	2,287,000	2,394,156
09/12/2033	5.900%	718,000	728,130
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,500,000	1,547,398
Total			136,538,856
Banking 7.3%
ABN AMRO Bank NV(a),(l)
09/18/2027	6.339%	6,900,000	6,983,153
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
03/13/2037	3.324%	1,441,000	1,177,312
AIB Group PLC(a),(l)
10/14/2026	7.583%	4,320,000	4,416,296
09/13/2029	6.608%	815,000	838,527
American Express Co.(l)
05/01/2026	4.990%	525,000	521,624
02/16/2028	5.098%	1,271,000	1,263,281
07/27/2029	5.282%	2,265,000	2,263,209
04/25/2030	5.532%	10,540,000	10,636,374
ANZ New Zealand International Ltd.(a)
08/14/2028	5.355%	4,595,000	4,618,216
ASB Bank Ltd.(a),(l)
Subordinated
06/17/2032	5.284%	2,355,000	2,314,225
Banco Bilbao Vizcaya Argentaria SA
03/13/2029	5.381%	6,400,000	6,402,751
Banco Santander SA
05/28/2025	2.746%	3,000,000	2,913,361
Banco Santander SA(l)
03/14/2030	5.538%	8,600,000	8,536,811
Bank of America Corp.(l)
07/22/2027	1.734%	13,400,000	12,373,812
04/27/2028	4.376%	1,208,000	1,174,973
03/05/2029	3.970%	2,159,000	2,055,729
06/14/2029	2.087%	11,335,000	9,996,731
09/15/2029	5.819%	1,450,000	1,474,503
07/23/2030	3.194%	35,251,000	31,796,316
02/13/2031	2.496%	8,712,000	7,467,412
04/29/2031	2.592%	4,710,000	4,036,084
07/23/2031	1.898%	425,000	346,860
10/24/2031	1.922%	3,775,000	3,059,896
03/11/2032	2.651%	3,099,000	2,604,140
04/22/2032	2.687%	852,000	715,730
07/21/2032	2.299%	785,000	638,782
10/20/2032	2.572%	7,680,000	6,335,001
02/04/2033	2.972%	1,822,000	1,536,120
04/25/2034	5.288%	1,896,000	1,866,433
09/15/2034	5.872%	4,454,000	4,558,354
01/23/2035	5.468%	9,174,000	9,118,878
Bank of America Corp.
Subordinated
01/22/2025	4.000%	795,000	785,841
04/21/2025	3.950%	2,500,000	2,461,564
03/03/2026	4.450%	2,000,000	1,965,329
Bank of America NA
08/18/2026	5.526%	5,575,000	5,606,708
Bank of Ireland Group PLC(a),(l)
09/16/2026	6.253%	3,560,000	3,575,145
03/20/2030	5.601%	5,590,000	5,535,313

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Montreal(c)
06/04/2031	5.511%	11,205,000	11,253,180
Bank of New York Mellon Corp. (The)(l)
04/26/2027	4.947%	4,700,000	4,662,886
03/14/2030	4.975%	3,581,000	3,540,932
03/14/2035	5.188%	3,056,000	3,001,644
Bank of New Zealand(a)
01/27/2027	2.285%	2,140,000	1,976,954
Bank of Nova Scotia (The)(c)
08/01/2029	5.450%	4,535,000	4,552,397
Bank of Nova Scotia (The)(l)
Subordinated
05/04/2037	4.588%	294,000	263,611
Banque Federative du Credit Mutuel SA(a)
01/26/2026	4.935%	2,208,000	2,189,991
Barclays PLC
03/16/2025	3.650%	270,000	265,657
Subordinated
05/09/2028	4.836%	995,000	960,481
Barclays PLC(l)
06/24/2031	2.645%	3,175,000	2,675,141
03/10/2032	2.667%	12,020,000	9,953,982
BNP Paribas SA(a),(l)
06/09/2026	2.219%	2,150,000	2,074,584
09/30/2028	1.904%	3,535,000	3,148,744
06/12/2029	5.335%	1,815,000	1,810,847
01/09/2030	5.176%	1,069,000	1,059,205
04/19/2032	2.871%	7,775,000	6,540,269
01/20/2033	3.132%	3,920,000	3,307,220
BPCE SA(a)
01/18/2027	5.203%	1,320,000	1,315,469
01/11/2028	3.250%	460,000	427,259
05/30/2029	5.281%	1,350,000	1,344,097
Subordinated
07/11/2024	4.625%	4,200,000	4,191,554
07/21/2024	5.150%	3,363,000	3,356,455
BPCE SA(a),(l)
01/18/2030	5.716%	1,320,000	1,320,251
05/30/2035	5.936%	2,740,000	2,739,230
CaixaBank SA(a),(l)
03/15/2030	5.673%	3,455,000	3,440,896
06/15/2035	6.037%	2,085,000	2,092,361
Canadian Imperial Bank of Commerce
04/08/2029	5.260%	5,840,000	5,820,419
Capital One Financial Corp.(l)
10/29/2027	7.149%	3,985,000	4,119,322
11/02/2027	1.878%	883,000	806,928
06/08/2029	6.312%	485,000	494,852
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(l),(m)
	4.700%	10,225,000	10,014,381
	5.000%	1,100,000	1,092,882
	7.125%	8,890,000	8,883,780
Citigroup, Inc.
05/01/2026	3.400%	1,300,000	1,252,929
Subordinated
06/10/2025	4.400%	4,250,000	4,195,704
05/18/2046	4.750%	395,000	345,901
Citigroup, Inc.(l)
06/09/2027	1.462%	1,785,000	1,647,507
11/05/2030	2.976%	14,780,000	13,099,373
01/29/2031	2.666%	5,550,000	4,807,863
05/01/2032	2.561%	4,520,000	3,758,256
01/25/2033	3.057%	2,800,000	2,367,282
Citizens Financial Group, Inc.
02/06/2030	2.500%	1,496,000	1,261,018
Citizens Financial Group, Inc.(l)
04/25/2035	6.645%	651,000	667,621
Subordinated
05/21/2037	5.641%	4,121,000	3,809,849
Comerica, Inc.(l)
01/30/2030	5.982%	1,535,000	1,513,902
Commonwealth Bank of Australia(a)
Subordinated
09/12/2039	3.743%	435,000	343,064
Cooperatieve Rabobank UA(a),(l)
06/24/2026	1.339%	970,000	926,522
02/24/2027	1.106%	2,500,000	2,312,454
03/05/2030	5.447%	3,709,000	3,696,296
Credit Agricole SA(a)
03/11/2034	5.365%	5,190,000	5,131,998
Credit Suisse AG
02/21/2025	3.700%	855,000	842,517
08/07/2026	1.250%	289,000	263,871
07/09/2027	5.000%	2,861,000	2,826,893
Credit Suisse Group AG(a),(l)
06/05/2026	2.193%	3,297,000	3,178,393
05/14/2032	3.091%	2,210,000	1,883,746
Danske Bank A/S(a),(l)
09/10/2025	0.976%	5,665,000	5,586,275
09/22/2026	6.259%	4,875,000	4,907,566
03/01/2030	5.705%	1,244,000	1,244,557
Deutsche Bank AG(l)
07/13/2027	7.146%	1,200,000	1,229,826
02/08/2028	5.706%	3,865,000	3,857,099
Subordinated
01/14/2032	3.729%	2,000,000	1,686,378
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Bank AG
05/10/2029	5.414%	7,545,000	7,528,560
Discover Bank
03/13/2026	4.250%	789,000	767,603
Discover Financial Services
11/06/2024	3.950%	1,495,000	1,482,170
DNB Bank ASA(a),(l)
09/16/2026	1.127%	3,950,000	3,728,762
Federation des Caisses Desjardins du Quebec(a)
03/14/2028	5.700%	2,210,000	2,230,086
04/26/2029	5.250%	2,554,000	2,539,216
Fifth Third Bancorp(l)
07/27/2029	6.339%	7,505,000	7,693,083
04/25/2033	4.337%	3,412,000	3,104,629
First Horizon Bank
Subordinated
05/01/2030	5.750%	3,273,000	3,105,946
Goldman Sachs Bank(l)
03/18/2027	5.283%	1,860,000	1,852,590
Goldman Sachs Bank USA(l)
05/21/2027	5.414%	5,765,000	5,750,390
Goldman Sachs Group, Inc. (The)(l),(m)
	3.650%	2,135,000	1,964,875
Goldman Sachs Group, Inc. (The)(l)
09/29/2025	3.272%	4,160,000	4,125,401
08/10/2026	5.798%	10,790,000	10,799,598
03/09/2027	1.431%	11,330,000	10,537,378
02/24/2028	2.640%	3,320,000	3,084,694
10/24/2029	6.484%	755,000	785,859
04/25/2030	5.727%	755,000	765,103
04/22/2032	2.615%	12,585,000	10,505,763
07/21/2032	2.383%	10,475,000	8,547,740
02/24/2033	3.102%	1,627,000	1,381,911
04/25/2035	5.851%	1,079,000	1,101,815
Goldman Sachs Group, Inc. (The)
Subordinated
05/22/2045	5.150%	2,100,000	1,986,171
HSBC Holdings PLC(l)
11/07/2025	2.633%	1,148,000	1,132,074
03/10/2026	2.999%	929,000	909,372
06/04/2026	2.099%	1,983,000	1,911,320
08/14/2027	5.887%	3,740,000	3,764,114
05/17/2028	5.597%	975,000	977,793
09/22/2028	2.013%	7,309,000	6,537,294
08/17/2029	2.206%	3,620,000	3,168,766
05/22/2030	3.973%	3,200,000	2,979,033
Huntington Bancshares, Inc.(l)
08/21/2029	6.208%	4,040,000	4,117,368
02/02/2035	5.709%	2,134,000	2,095,383
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
08/15/2036	2.487%	502,000	378,936
Huntington National Bank (The)(l)
Subordinated
07/02/2029	4.125%	1,516,000	1,464,800
ING Groep NV(l)
03/19/2035	5.550%	1,087,000	1,075,951
Intesa Sanpaolo SpA(a),(l)
Subordinated
06/01/2032	4.198%	1,100,000	928,122
JPMorgan Chase & Co.(l),(m)
	4.000%	2,993,000	2,900,402
	4.600%	9,130,000	8,969,798
	5.000%	1,290,000	1,285,761
	6.875%	1,965,000	2,029,613
JPMorgan Chase & Co.(l)
06/23/2025	0.969%	4,760,000	4,745,829
12/10/2025	1.561%	2,540,000	2,484,876
02/24/2026	2.595%	383,000	374,347
04/22/2026	2.083%	223,000	215,997
02/04/2027	1.040%	5,369,000	4,984,133
04/22/2027	1.578%	13,130,000	12,211,012
09/22/2027	1.470%	1,797,000	1,644,325
02/24/2028	2.947%	4,610,000	4,327,614
04/22/2028	5.571%	1,450,000	1,459,092
01/23/2029	3.509%	10,345,000	9,734,410
04/23/2029	4.005%	3,180,000	3,032,390
06/01/2029	2.069%	2,713,000	2,397,418
12/05/2029	4.452%	1,939,000	1,875,346
01/23/2030	5.012%	885,000	873,210
04/22/2030	5.581%	1,450,000	1,465,592
10/15/2030	2.739%	1,990,000	1,750,042
02/04/2032	1.953%	190,000	153,678
04/22/2032	2.580%	7,675,000	6,445,563
11/08/2032	2.545%	4,535,000	3,747,830
01/25/2033	2.963%	2,380,000	2,016,300
06/01/2034	5.350%	2,820,000	2,800,213
01/23/2035	5.336%	4,031,000	3,986,851
04/22/2035	5.766%	11,310,000	11,555,506
11/15/2048	3.964%	2,475,000	1,977,518
JPMorgan Chase & Co.
Subordinated
09/10/2024	3.875%	5,440,000	5,412,505
JPMorgan Chase Bank NA
12/08/2026	5.110%	12,365,000	12,337,605
KeyBank NA
11/15/2027	5.850%	3,050,000	3,028,800
KeyCorp(l)
06/01/2033	4.789%	790,000	717,665
03/06/2035	6.401%	8,156,000	8,208,364
Lloyds Banking Group PLC(l)
05/11/2027	1.627%	305,000	282,457

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lloyds Banking Group PLC(c),(l)
06/05/2030	5.721%	2,865,000	2,881,818
Lloyds Banking Group PLC
Subordinated
11/04/2024	4.500%	5,560,000	5,521,011
Mitsubishi UFJ Financial Group, Inc.(l)
04/17/2030	5.258%	1,225,000	1,220,088
04/17/2035	5.426%	6,375,000	6,341,715
Mizuho Financial Group, Inc.(l)
07/06/2029	5.778%	4,740,000	4,798,368
Morgan Stanley(b)
SOFR + 0.509% 01/22/2025	5.839%	1,115,000	1,115,703
Morgan Stanley(l)
07/22/2025	2.720%	720,000	716,790
10/21/2025	1.164%	4,545,000	4,462,970
04/28/2026	2.188%	605,000	586,087
05/04/2027	1.593%	3,193,000	2,962,668
07/20/2027	1.512%	615,000	566,041
01/21/2028	2.475%	998,000	926,986
07/22/2028	3.591%	7,821,000	7,411,853
10/18/2028	6.296%	977,000	1,004,566
01/24/2029	3.772%	4,315,000	4,089,067
04/20/2029	5.164%	2,928,000	2,908,171
07/20/2029	5.449%	2,410,000	2,417,545
01/23/2030	4.431%	2,885,000	2,777,672
04/18/2030	5.656%	1,450,000	1,469,016
02/13/2032	1.794%	985,000	784,413
04/28/2032	1.928%	1,899,000	1,515,931
07/21/2032	2.239%	8,910,000	7,224,250
10/20/2032	2.511%	1,560,000	1,281,799
01/21/2033	2.943%	3,610,000	3,042,072
04/21/2034	5.250%	4,676,000	4,572,776
01/18/2035	5.466%	1,454,000	1,443,863
04/19/2035	5.831%	7,164,000	7,307,594
04/22/2039	4.457%	283,000	253,249
Subordinated
01/19/2038	5.948%	2,005,000	1,990,691
02/07/2039	5.942%	3,548,000	3,508,606
Morgan Stanley
01/27/2026	3.875%	6,556,000	6,398,933
07/27/2026	3.125%	709,000	677,336
Subordinated
09/08/2026	4.350%	9,045,000	8,841,665
Morgan Stanley Bank NA
10/30/2026	5.882%	5,570,000	5,637,843
Morgan Stanley Bank NA(l)
05/26/2028	5.504%	8,805,000	8,839,373
National Bank of Canada(l)
06/09/2025	3.750%	7,465,000	7,461,805
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
National Bank of Canada
12/18/2028	5.600%	3,883,000	3,913,672
Nationwide Building Society(a),(l)
10/18/2027	6.557%	3,400,000	3,467,024
02/16/2028	2.972%	2,610,000	2,434,527
NatWest Group PLC(l)
03/01/2035	5.778%	1,753,000	1,755,437
NatWest Markets PLC(a)
05/17/2029	5.410%	2,370,000	2,364,235
Northern Trust Corp.(l)
Subordinated
05/08/2032	3.375%	1,316,000	1,235,655
PNC Financial Services Group, Inc. (The)(l),(m)
	6.250%	2,381,000	2,275,087
PNC Financial Services Group, Inc. (The)(l)
06/12/2029	5.582%	5,175,000	5,205,203
05/14/2030	5.492%	6,935,000	6,943,138
10/28/2033	6.037%	3,600,000	3,695,004
10/20/2034	6.875%	2,085,000	2,258,150
01/22/2035	5.676%	2,817,000	2,816,301
Royal Bank of Scotland Group PLC(l)
01/27/2030	5.076%	1,199,000	1,174,708
Santander Holdings USA, Inc.(l)
05/31/2035	6.342%	2,845,000	2,848,447
Santander UK Group Holdings PLC(l)
08/21/2026	1.532%	445,000	422,404
06/14/2027	1.673%	1,762,000	1,623,032
Societe Generale SA(a),(l)
01/19/2028	2.797%	4,285,000	3,958,870
06/09/2032	2.889%	480,000	394,128
01/21/2033	3.337%	2,590,000	2,159,423
01/19/2035	6.066%	7,790,000	7,792,909
Subordinated
01/19/2055	7.132%	3,460,000	3,437,001
Standard Chartered PLC(a),(l)
02/08/2030	7.018%	5,365,000	5,642,083
State Street Corp.(l)
11/21/2029	5.684%	1,233,000	1,258,037
11/21/2034	6.123%	3,890,000	4,019,454
Sumitomo Mitsui Trust Bank Ltd.(a)
03/07/2027	5.200%	3,575,000	3,563,235
Swedbank AB(a)
09/12/2026	6.136%	3,305,000	3,341,818
03/14/2029	5.407%	3,135,000	3,118,324
Synchrony Bank
08/22/2025	5.400%	3,625,000	3,590,726
Synchrony Financial
06/13/2025	4.875%	2,185,000	2,159,975
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toronto-Dominion Bank (The)
04/05/2029	4.994%	6,100,000	6,018,911
Truist Financial Corp.(l)
03/02/2027	1.267%	340,000	315,409
10/30/2029	7.161%	5,815,000	6,158,897
01/24/2030	5.435%	5,282,000	5,250,709
06/08/2034	5.867%	1,375,000	1,380,058
01/24/2035	5.711%	1,113,000	1,106,384
Subordinated
07/28/2033	4.916%	1,610,000	1,484,915
U.S. Bancorp(l),(m)
Junior Subordinated
	5.300%	2,980,000	2,846,512
UBS Group AG(a),(l)
05/12/2026	4.488%	980,000	967,288
01/30/2027	1.364%	912,000	847,900
08/10/2027	1.494%	460,000	420,149
09/22/2034	6.301%	628,000	655,352
UBS Group AG(a),(b)
SOFR + 1.580% 05/12/2026	6.910%	3,055,000	3,078,804
UniCredit SpA(a),(l)
09/22/2026	2.569%	5,195,000	4,980,547
US Bancorp(l)
01/23/2030	5.384%	1,064,000	1,060,843
06/12/2034	5.836%	6,580,000	6,628,538
Wells Fargo & Co.(l)
02/11/2026	2.164%	1,306,000	1,274,031
08/15/2026	4.540%	254,000	250,909
03/24/2028	3.526%	756,000	718,738
04/22/2028	5.707%	2,405,000	2,421,312
06/02/2028	2.393%	10,530,000	9,656,067
07/25/2028	4.808%	14,890,000	14,623,890
07/25/2029	5.574%	1,360,000	1,368,088
10/23/2029	6.303%	5,615,000	5,806,679
02/11/2031	2.572%	6,775,000	5,827,924
03/02/2033	3.350%	10,505,000	9,056,889
07/25/2033	4.897%	2,740,000	2,621,896
04/24/2034	5.389%	1,160,000	1,141,419
01/23/2035	5.499%	272,000	269,663
04/30/2041	3.068%	4,650,000	3,414,121
Westpac Banking Corp.
04/16/2029	5.050%	6,510,000	6,497,531
Westpac New Zealand Ltd.(a)
02/26/2027	5.132%	1,537,000	1,529,907
Total			949,063,667
Brokerage/Asset Managers/Exchanges 0.4%
Apollo Global Management, Inc.
05/21/2054	5.800%	2,190,000	2,165,165
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares Finance Co. IV LLC(a)
02/01/2052	3.650%	1,140,000	783,236
BlackRock Funding, Inc.
03/14/2034	5.000%	679,000	670,384
03/14/2054	5.250%	940,000	906,724
Blackstone Holdings Finance Co. LLC(a)
08/05/2028	1.625%	454,000	394,152
01/10/2030	2.500%	189,000	163,072
01/30/2032	2.000%	1,857,000	1,454,125
Brookfield Finance, Inc.
06/02/2026	4.250%	964,000	943,481
02/15/2052	3.625%	1,019,000	709,682
Cantor Fitzgerald LP(a)
12/12/2028	7.200%	2,300,000	2,365,756
Charles Schwab Corp. (The)(l),(m)
	4.000%	524,000	436,816
Charles Schwab Corp. (The)(l)
11/17/2029	6.196%	1,186,000	1,225,906
Depository Trust & Clearing Corp. (The)(a),(l),(m)
	3.375%	673,000	596,704
Hunt Companies, Inc.(a)
04/15/2029	5.250%	2,150,000	1,912,016
Intercontinental Exchange, Inc.
06/15/2030	2.100%	2,664,000	2,242,232
09/15/2032	1.850%	3,230,000	2,492,837
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%	1,000,000	928,244
Jefferies Financial Group, Inc.
07/21/2028	5.875%	3,660,000	3,678,008
04/14/2034	6.200%	6,280,000	6,303,746
LPL Holdings, Inc.
05/20/2027	5.700%	1,015,000	1,017,920
Nomura Holdings, Inc.
07/12/2028	6.070%	7,560,000	7,715,220
07/14/2031	2.608%	1,100,000	902,441
Nuveen LLC(a)
01/15/2030	5.550%	3,842,000	3,848,918
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	3,436,809
Total			47,293,594
Building Materials 0.2%
Allegion US Holding Co., Inc.
05/29/2034	5.600%	2,355,000	2,350,632
Builders FirstSource, Inc.(a)
03/01/2034	6.375%	1,120,000	1,098,084
Cemex SAB de CV(a),(l),(m)
	5.125%	1,525,000	1,466,368

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CRH America Finance, Inc.
05/21/2034	5.400%	914,000	904,226
CRH SMW Finance DAC
05/21/2029	5.200%	1,380,000	1,372,716
Fortune Brands Innovations, Inc.
09/15/2029	3.250%	3,200,000	2,881,712
06/01/2033	5.875%	722,000	726,990
Martin Marietta Materials, Inc.
03/15/2030	2.500%	3,380,000	2,914,279
Mohawk Industries, Inc.
09/18/2028	5.850%	684,000	696,368
Standard Industries, Inc.(a)
07/15/2030	4.375%	3,295,000	2,942,435
01/15/2031	3.375%	1,530,000	1,277,269
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%	2,010,000	2,073,580
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	500,000	482,060
Total			21,186,719
Cable and Satellite 0.7%
Cable One, Inc.(a)
11/15/2030	4.000%	695,000	518,464
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	100,000	89,593
03/01/2030	4.750%	320,000	272,500
08/15/2030	4.500%	750,000	622,770
02/01/2031	4.250%	1,725,000	1,390,379
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	1,000,000	747,586
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	6,666,000	5,666,759
06/01/2029	6.100%	11,035,000	11,042,178
02/01/2034	6.650%	1,429,000	1,445,616
10/23/2035	6.384%	1,775,000	1,731,534
10/23/2045	6.484%	4,170,000	3,843,768
04/01/2048	5.750%	1,360,000	1,142,361
03/01/2050	4.800%	5,816,000	4,284,228
04/01/2051	3.700%	7,425,000	4,543,404
06/01/2052	3.900%	440,000	276,346
04/01/2053	5.250%	2,265,000	1,782,408
04/01/2061	3.850%	603,000	354,812
12/01/2061	4.400%	627,000	407,742
Comcast Corp.
02/01/2030	2.650%	723,000	634,936
01/15/2031	1.950%	1,347,000	1,105,132
06/01/2034	5.300%	4,905,000	4,895,024
07/15/2036	3.200%	399,000	320,200
03/01/2038	3.900%	422,000	356,476
02/01/2050	3.450%	1,900,000	1,338,601
05/15/2064	5.500%	2,032,000	1,942,171
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cox Communications, Inc.(a)
09/15/2028	5.450%	3,855,000	3,858,201
10/01/2030	1.800%	562,000	448,821
06/15/2033	5.700%	1,000,000	993,502
CSC Holdings LLC(a)
04/15/2027	5.500%	3,550,000	2,720,626
02/01/2028	5.375%	1,193,000	837,863
04/01/2028	7.500%	300,000	167,516
05/15/2028	11.250%	600,000	484,110
01/31/2029	11.750%	371,000	295,310
02/01/2029	6.500%	3,766,000	2,544,307
01/15/2030	5.750%	1,275,000	549,387
12/01/2030	4.625%	2,225,000	934,162
DISH DBS Corp.
11/15/2024	5.875%	2,000,000	1,905,489
07/01/2026	7.750%	2,039,000	1,305,750
07/01/2028	7.375%	600,000	270,217
06/01/2029	5.125%	750,000	298,261
DISH Network Corp.(a)
11/15/2027	11.750%	3,200,000	3,214,346
Sirius XM Radio, Inc.(a)
07/01/2029	5.500%	1,685,000	1,566,806
Time Warner Cable LLC
05/01/2037	6.550%	235,000	222,511
11/15/2040	5.875%	3,890,000	3,358,421
09/01/2041	5.500%	8,768,000	7,314,449
Viasat, Inc.(a)
09/15/2025	5.625%	1,425,000	1,383,251
04/15/2027	5.625%	1,675,000	1,499,124
VZ Secured Financing BV(a)
01/15/2032	5.000%	3,250,000	2,759,887
Ziggo BV(a)
01/15/2030	4.875%	500,000	445,498
Total			90,132,803
Chemicals 0.4%
Air Products and Chemicals, Inc.
02/08/2034	4.850%	909,000	886,354
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	660,000	683,599
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	356,000	316,563
01/31/2030	4.500%	400,000	334,950
01/12/2031	8.500%	2,783,000	2,816,940
Cabot Corp.
07/01/2029	4.000%	1,810,000	1,692,082
CF Industries, Inc.
03/15/2034	5.150%	3,125,000	2,987,281
06/01/2043	4.950%	1,700,000	1,496,283
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ecolab, Inc.
08/18/2055	2.750%	214,000	129,210
FMC Corp.
05/18/2026	5.150%	490,000	486,228
10/01/2029	3.450%	1,005,000	903,045
10/01/2049	4.500%	340,000	262,174
Huntsman International LLC
06/15/2031	2.950%	7,375,000	6,061,081
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	455,000	403,338
11/01/2030	2.300%	5,075,000	4,202,259
11/15/2040	3.268%	365,000	258,597
12/01/2050	3.468%	470,000	307,406
International Flavors & Fragrances, Inc.
06/01/2047	4.375%	1,115,000	856,393
09/26/2048	5.000%	3,400,000	2,889,116
LYB International Finance III LLC
03/01/2034	5.500%	9,075,000	8,968,878
05/01/2050	4.200%	1,505,000	1,154,569
Mosaic Co. (The)
11/15/2043	5.625%	985,000	935,488
Nutrien Ltd.
11/07/2025	5.950%	496,000	498,791
12/01/2036	5.875%	141,000	144,027
Olin Corp.
02/01/2030	5.000%	1,560,000	1,467,004
Rain CII Carbon LLC/Corp.(a)
04/01/2025	7.250%	39,000	38,211
Sasol Financing USA LLC
09/27/2028	6.500%	3,650,000	3,441,007
Solvay Finance America LLC(a),(c)
06/04/2034	5.850%	2,700,000	2,710,038
Total			47,330,912
Construction Machinery 0.2%
AGCO Corp.
03/21/2027	5.450%	1,090,000	1,088,860
03/21/2034	5.800%	699,000	697,792
Alta Equipment Group, Inc.(a),(c)
06/01/2029	9.000%	1,045,000	1,010,714
CNH Industrial Capital LLC
05/23/2025	3.950%	2,940,000	2,892,474
01/12/2029	5.500%	1,674,000	1,686,730
04/20/2029	5.100%	1,840,000	1,825,515
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	5,359,000	4,797,701
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
John Deere Capital Corp.
01/20/2028	4.750%	1,208,000	1,199,938
01/16/2029	4.500%	849,000	832,505
06/10/2030	4.700%	2,762,000	2,722,509
03/07/2031	4.900%	8,646,000	8,573,370
Maxim Crane Works Holdings Capital LLC(a)
09/01/2028	11.500%	975,000	1,037,191
OT Merger Corp.(a)
10/15/2029	7.875%	350,000	182,799
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	200,000	202,232
United Rentals North America, Inc.
01/15/2030	5.250%	3,000,000	2,880,037
02/15/2031	3.875%	1,664,000	1,463,731
Total			33,094,098
Consumer Cyclical Services 0.1%
ADT Security Corp. (The)(a)
08/01/2029	4.125%	1,645,000	1,494,492
Allied Universal Holdco LLC/Finance Corp.(a)
07/15/2026	6.625%	76,000	76,000
06/01/2029	6.000%	1,300,000	1,109,223
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	1,910,000	1,719,942
06/01/2028	4.625%	990,000	893,900
CBRE Services, Inc.
04/01/2029	5.500%	1,325,000	1,324,106
Expedia Group, Inc.(a)
05/01/2025	6.250%	1,094,000	1,096,098
Jones Lang LaSalle, Inc.
12/01/2028	6.875%	4,179,000	4,371,797
Match Group Holdings II LLC(a)
10/01/2031	3.625%	1,785,000	1,489,896
Total			13,575,454
Consumer Products 0.1%
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	1,745,000	1,549,577
Estee Lauder Companies, Inc. (The)
02/14/2034	5.000%	5,455,000	5,325,514
Hasbro, Inc.
05/14/2034	6.050%	2,685,000	2,675,529
Kenvue, Inc.
03/22/2028	5.050%	705,000	706,968
03/22/2033	4.900%	1,613,000	1,586,880
03/22/2043	5.100%	354,000	341,620
03/22/2063	5.200%	796,000	748,018
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	235,000	228,630

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc.(a)
07/15/2030	5.500%	643,000	642,550
03/15/2031	3.875%	395,000	363,878
SWF Escrow Issuer Corp.(a)
10/01/2029	6.500%	950,000	538,915
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,500,000	1,344,754
10/15/2031	3.875%	980,000	822,939
Unilever Capital Corp.
12/08/2033	5.000%	680,000	677,533
Whirlpool Corp.
03/01/2034	5.750%	2,160,000	2,116,566
Total			19,669,871
Diversified Manufacturing 0.2%
Amsted Industries, Inc.(a)
05/15/2030	4.625%	1,685,000	1,528,859
Carrier Global Corp.
02/15/2030	2.722%	291,000	255,346
03/15/2034	5.900%	439,000	456,029
Chart Industries, Inc.(a)
01/01/2030	7.500%	375,000	386,310
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,440,000	1,442,817
Griffon Corp.
03/01/2028	5.750%	525,000	507,729
Honeywell International, Inc.
03/01/2054	5.250%	1,517,000	1,470,010
Ingersoll Rand, Inc.
08/14/2028	5.400%	585,000	589,422
06/15/2029	5.176%	530,000	529,150
08/14/2033	5.700%	3,765,000	3,837,964
06/15/2034	5.450%	491,000	492,007
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
04/19/2029	5.500%	6,570,000	6,634,823
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	1,783,573
Wabtec Corp.(l)
09/15/2028	4.700%	1,450,000	1,418,454
Westinghouse Air Brake Technologies Corp.
03/11/2034	5.611%	1,935,000	1,941,201
Total			23,273,694
Electric 2.7%
AEP Texas Central Co.(a)
10/01/2025	3.850%	1,828,000	1,780,488
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,442,891
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEP Texas, Inc.
05/15/2029	5.450%	1,910,000	1,908,738
AEP Transmission Co. LLC
08/15/2051	2.750%	1,095,000	657,116
AES Corp. (The)(a)
07/15/2025	3.300%	2,730,000	2,652,937
AES Corp. (The)
01/15/2026	1.375%	662,000	619,062
06/01/2028	5.450%	1,052,000	1,046,980
01/15/2031	2.450%	1,522,000	1,249,913
AES Panama Generation Holdings SRL(a)
05/31/2030	4.375%	982,095	833,277
Alabama Power Co.
11/15/2033	5.850%	655,000	680,008
Alfa Desarrollo SpA(a)
09/27/2051	4.550%	3,773,175	2,810,040
Algonquin Power & Utilities Corp.
06/15/2026	5.365%	955,000	948,547
Ameren Corp.
02/15/2026	3.650%	590,000	571,825
01/15/2029	5.000%	3,021,000	2,973,623
American Electric Power Co., Inc.(l)
02/15/2062	3.875%	2,855,000	2,607,992
Junior Subordinated
08/15/2025	5.699%	5,700,000	5,702,499
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	2,844,000	2,345,519
09/01/2044	5.000%	469,000	418,758
Appalachian Power Co.
04/01/2034	5.650%	9,965,000	9,842,578
Arizona Public Service Co.
12/15/2032	6.350%	5,330,000	5,580,618
08/15/2048	4.200%	365,000	283,027
Avangrid, Inc.
04/15/2025	3.200%	1,614,000	1,579,515
06/01/2029	3.800%	655,000	604,618
Black Hills Corp.
10/15/2029	3.050%	488,000	432,736
01/15/2035	6.000%	685,000	685,581
Calpine Corp.(a)
02/15/2028	4.500%	2,250,000	2,120,452
03/15/2028	5.125%	575,000	548,032
02/01/2029	4.625%	2,000,000	1,858,703
02/01/2031	5.000%	5,500,000	5,077,781
CenterPoint Energy Houston Electric LLC
03/01/2034	5.150%	7,000,000	6,901,004
CenterPoint Energy, Inc.
06/01/2029	5.400%	7,250,000	7,248,215
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	3,293,000	3,063,148
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,275,247
CMS Energy Corp.
02/15/2027	2.950%	80,000	74,801
CMS Energy Corp.(l)
06/01/2050	4.750%	2,514,000	2,307,172
12/01/2050	3.750%	386,000	318,746
Commonwealth Edison Co.
08/15/2047	3.750%	262,000	197,378
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%	161,000	159,618
06/15/2046	3.850%	1,310,000	1,007,832
12/01/2054	4.625%	594,000	503,757
12/01/2056	4.300%	197,000	155,623
Dominion Energy, Inc.(l),(m)
	4.650%	5,000,000	4,975,105
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	710,461
DTE Energy Co.
10/01/2026	2.850%	10,155,000	9,595,282
03/01/2029	5.100%	3,033,000	2,993,835
Duke Energy Carolinas LLC
04/15/2031	2.550%	370,000	313,936
12/15/2041	4.250%	9,000	7,546
09/30/2042	4.000%	386,000	312,351
06/01/2045	3.750%	98,000	74,048
03/15/2046	3.875%	29,000	22,333
01/15/2053	5.350%	3,506,000	3,341,501
Duke Energy Corp.(l),(m)
	4.875%	213,000	211,554
Duke Energy Corp.
09/01/2026	2.650%	4,710,000	4,439,502
Duke Energy Florida LLC
12/15/2031	2.400%	1,167,000	965,332
11/15/2033	5.875%	1,265,000	1,314,973
Duke Energy Ohio, Inc.
06/01/2030	2.125%	430,000	359,331
06/15/2046	3.700%	1,907,000	1,402,287
03/15/2054	5.550%	2,135,000	2,067,721
Duke Energy Progress LLC
03/15/2033	5.250%	1,570,000	1,560,563
03/15/2034	5.100%	2,165,000	2,128,711
05/15/2042	4.100%	898,000	734,604
03/15/2043	4.100%	297,000	241,708
03/30/2044	4.375%	770,000	643,101
08/15/2045	4.200%	205,000	165,993
10/15/2046	3.700%	195,000	145,488
09/15/2047	3.600%	940,000	683,554
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duquesne Light Holdings, Inc.(a)
10/01/2030	2.532%	463,000	387,301
Edison International
08/15/2025	4.700%	5,675,000	5,602,210
Enel Finance International NV(a),(l)
07/12/2028	1.875%	2,370,000	2,085,015
Entergy Arkansas LLC
04/01/2049	4.200%	603,000	481,906
06/15/2051	2.650%	135,000	78,405
06/01/2054	5.750%	1,900,000	1,885,516
Entergy Corp.
09/15/2025	0.900%	2,780,000	2,619,066
06/15/2030	2.800%	348,000	301,761
06/15/2031	2.400%	757,000	622,160
Entergy Corp.(l)
12/01/2054	7.125%	510,000	507,626
Entergy Louisiana LLC
10/01/2026	2.400%	2,409,000	2,256,653
03/15/2034	5.350%	323,000	318,740
Entergy Texas, Inc.
03/30/2029	4.000%	348,000	330,955
Evergy Metro, Inc.
06/01/2030	2.250%	572,000	483,127
Evergy Missouri West, Inc.(a)
06/01/2034	5.650%	5,200,000	5,195,725
Eversource Energy
08/15/2025	0.800%	662,000	623,860
08/15/2026	1.400%	752,000	686,700
03/01/2027	2.900%	1,335,000	1,247,914
07/01/2027	4.600%	2,675,000	2,611,823
03/01/2028	5.450%	1,024,000	1,024,401
02/01/2029	5.950%	8,574,000	8,741,397
03/15/2031	2.550%	3,200,000	2,642,859
05/15/2033	5.125%	664,000	636,255
01/01/2034	5.500%	851,000	833,294
07/15/2034	5.950%	2,750,000	2,771,438
Exelon Corp.
03/15/2028	5.150%	1,648,000	1,640,338
03/15/2029	5.150%	1,525,000	1,516,951
04/15/2046	4.450%	1,050,000	875,455
FirstEnergy Corp.(l)
07/15/2027	4.150%	1,450,000	1,383,150
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%	3,224,000	2,921,929
Florida Power & Light Co.
05/15/2030	4.625%	677,000	662,390
12/04/2051	2.875%	230,000	146,313
Florida Power & Light Co.(c)
06/15/2054	5.600%	6,640,000	6,684,774

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Georgia Power Co.
09/15/2024	2.200%	848,000	839,586
05/16/2028	4.650%	575,000	565,026
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,128,242
Interstate Power and Light Co.
10/15/2033	5.700%	2,765,000	2,789,233
11/30/2051	3.100%	422,000	266,376
Interstate Power and Light, Co.
12/01/2024	3.250%	552,000	545,415
IPALCO Enterprises, Inc.
05/01/2030	4.250%	1,590,000	1,473,427
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	2,000,000	1,959,175
03/01/2032	2.750%	318,000	262,092
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,024,937
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	650,375
Kentucky Utilities Co.
04/15/2033	5.450%	467,000	469,284
Liberty Utilities Co.(a)
01/31/2029	5.577%	1,450,000	1,448,304
01/31/2034	5.869%	2,048,000	2,046,405
Louisville Gas and Electric Co.
04/15/2033	5.450%	467,000	468,144
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,928,000	1,844,685
Mississippi Power Co.
03/15/2042	4.250%	259,000	213,989
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	252,984	239,609
Monongahela Power Co.(a)
05/15/2027	3.550%	617,000	587,048
02/15/2034	5.850%	1,122,000	1,136,474
Narragansett Electric Co. (The)(a)
04/09/2030	3.395%	2,179,000	1,983,183
National Grid PLC
01/11/2034	5.418%	4,503,000	4,389,732
National Rural Utilities Cooperative Finance Corp.
11/13/2026	5.600%	4,500,000	4,532,428
06/15/2029	5.150%	6,190,000	6,172,095
03/15/2030	2.400%	1,347,000	1,154,092
02/07/2031	5.000%	873,000	868,188
04/15/2032	2.750%	1,166,000	972,779
12/15/2032	4.150%	292,000	267,935
01/15/2033	5.800%	817,000	842,437
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
National Rural Utilities Cooperative Finance Corp.(b)
3-month Term SOFR + 3.172% 04/30/2043	8.501%	1,147,000	1,145,294
National Rural Utilities Cooperative Finance Corp.(l)
Subordinated
04/20/2046	5.250%	1,687,000	1,636,192
Nevada Power Co.
03/15/2054	6.000%	285,000	289,625
New England Power Co.(a)
10/06/2050	2.807%	3,670,000	2,201,043
NextEra Energy Capital Holdings, Inc.
09/01/2024	4.255%	1,137,000	1,132,358
03/01/2025	6.051%	1,522,000	1,525,510
01/15/2027	1.875%	1,155,000	1,059,186
NextEra Energy Capital Holdings, Inc.(l)
09/01/2054	6.700%	925,000	922,785
03/15/2082	3.800%	1,497,000	1,366,438
Niagara Mohawk Power Corp.(a)
06/27/2030	1.960%	1,416,000	1,168,319
01/17/2054	5.664%	893,000	856,871
Northern States Power Co.
06/15/2054	5.650%	434,000	432,371
NRG Energy, Inc.(a),(l),(m)
	10.250%	600,000	654,486
NRG Energy, Inc.(a)
12/02/2025	2.000%	560,000	527,143
12/02/2027	2.450%	2,420,000	2,171,207
02/15/2029	3.375%	542,000	479,430
06/15/2029	5.250%	1,875,000	1,789,568
02/15/2032	3.875%	1,125,000	963,922
NRG Energy, Inc.
01/15/2027	6.625%	954,000	952,425
NSTAR Electric Co.
08/15/2031	1.950%	495,000	395,800
06/01/2034	5.400%	3,040,000	3,035,836
OGE Energy Corp.
05/15/2029	5.450%	480,000	481,279
Pacific Gas and Electric Co.
07/01/2030	4.550%	2,723,000	2,570,592
06/01/2031	3.250%	2,840,000	2,440,355
05/15/2034	5.800%	7,450,000	7,431,548
04/15/2042	4.450%	352,000	282,869
03/15/2045	4.300%	593,000	456,171
07/01/2050	4.950%	545,000	454,388
PacifiCorp
03/15/2051	3.300%	680,000	434,788
PECO Energy Co.
05/15/2052	4.600%	2,500,000	2,158,808
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	883,000	873,281
03/15/2028	3.250%	1,990,000	1,846,497
Public Service Co. of Colorado
04/01/2053	5.250%	2,815,000	2,583,180
Public Service Electric and Gas Co.
03/01/2034	5.200%	865,000	860,302
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	642,000	606,067
11/15/2027	5.850%	895,000	910,190
04/01/2029	5.200%	5,990,000	5,949,963
08/15/2030	1.600%	466,000	373,659
11/15/2031	2.450%	1,949,000	1,596,426
San Diego Gas & Electric Co.
08/15/2028	4.950%	1,148,000	1,145,740
Southern California Edison Co.
03/01/2028	5.300%	3,740,000	3,748,946
06/01/2031	5.450%	903,000	905,973
06/01/2034	5.200%	6,295,000	6,129,954
Southern Co. (The)
03/15/2029	5.500%	6,055,000	6,119,069
07/01/2036	4.250%	595,000	528,249
Southern Co. (The)(l)
09/15/2051	3.750%	1,122,000	1,045,350
Junior Subordinated
08/01/2027	5.113%	932,000	926,837
Southwestern Electric Power Co.
03/15/2026	1.650%	1,096,000	1,026,130
10/01/2026	2.750%	6,450,000	6,050,493
04/01/2033	5.300%	661,000	638,838
Tampa Electric Co.
05/15/2044	4.350%	272,000	224,521
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	992,088
Tucson Electric Power Co.
12/01/2048	4.850%	166,000	144,018
06/15/2050	4.000%	2,690,000	2,020,051
Virginia Electric & Power Co.
03/15/2027	3.500%	1,446,000	1,384,121
Vistra Corp.(a),(l),(m)
	7.000%	425,000	421,967
	8.000%	4,650,000	4,720,776
	8.875%	1,650,000	1,709,742
Vistra Operations Co. LLC(a)
07/15/2024	3.550%	2,505,000	2,496,253
05/13/2025	5.125%	5,190,000	5,167,058
02/15/2027	5.625%	2,200,000	2,165,013
07/31/2027	5.000%	2,000,000	1,933,434
05/01/2029	4.375%	4,535,000	4,198,189
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co., LLC(a)
01/30/2027	3.700%	885,000	839,359
WEC Energy Group, Inc.
09/27/2025	5.000%	304,000	301,983
10/01/2027	5.150%	426,000	424,000
10/15/2027	1.375%	1,094,000	963,407
12/15/2028	2.200%	746,000	654,931
Wisconsin Electric Power Co.
06/15/2028	1.700%	680,000	597,839
Wisconsin Power and Light Co.
03/30/2034	5.375%	4,741,000	4,685,896
Wisconsin Public Service Corp.
12/01/2042	3.671%	509,000	396,147
Xcel Energy, Inc.
03/15/2034	5.500%	4,390,000	4,319,258
Total			351,477,119
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	710,000	724,256
Waste Connections, Inc.
04/01/2050	3.050%	885,000	582,238
Waste Management, Inc.
06/01/2029	2.000%	142,000	123,405
02/15/2030	4.625%	673,000	659,244
02/15/2034	4.875%	1,185,000	1,156,056
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	760,000	748,620
Total			3,993,819
Finance Companies 0.8%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%	1,889,000	1,860,119
10/29/2026	2.450%	445,000	414,026
10/29/2028	3.000%	5,655,000	5,108,526
Air Lease Corp.
03/01/2025	3.250%	2,500,000	2,450,937
07/01/2025	3.375%	2,750,000	2,682,569
01/15/2026	2.875%	2,075,000	1,983,646
12/01/2027	3.625%	465,000	437,632
Aircastle Ltd.(a)
01/26/2028	2.850%	3,335,000	3,001,163
07/18/2028	6.500%	1,725,000	1,755,061
02/15/2029	5.950%	1,485,000	1,482,241
Ares Capital Corp.
01/15/2027	7.000%	2,665,000	2,723,264
07/15/2029	5.950%	1,530,000	1,510,595
Ares Strategic Income Fund(a),(c)
08/15/2029	6.350%	3,075,000	3,062,335

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aviation Capital Group LLC(a)
12/15/2024	5.500%	1,030,000	1,026,017
Avolon Holdings Funding Ltd.(a)
07/01/2024	3.950%	750,000	748,595
02/15/2025	2.875%	2,905,000	2,839,229
11/18/2027	2.528%	2,283,000	2,038,879
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	3,250,000	2,985,231
Blackstone Private Credit Fund(a)
07/16/2029	5.950%	1,375,000	1,353,458
Blackstone Secured Lending Fund
11/15/2027	5.875%	3,125,000	3,103,164
09/30/2028	2.850%	2,850,000	2,502,453
Blue Owl Capital Corp. II(a)
11/15/2026	8.450%	1,805,000	1,861,586
Blue Owl Credit Income Corp.
09/16/2027	7.750%	953,000	986,046
06/13/2028	7.950%	2,555,000	2,656,763
03/15/2031	6.650%	637,000	629,882
Blue Owl Credit Income Corp.(a)
09/15/2029	6.600%	1,275,000	1,267,950
Blue Owl Technology Finance Corp. II(a)
04/04/2029	6.750%	5,230,000	5,140,603
FirstCash, Inc.(a)
01/01/2030	5.625%	1,500,000	1,421,724
Freedom Mortgage Corp.(a)
10/01/2028	12.000%	450,000	485,754
FS KKR Capital Corp.
10/12/2028	3.125%	1,100,000	955,133
01/15/2029	7.875%	2,630,000	2,720,655
FS KKR Capital Corp.(c)
08/15/2029	6.875%	4,210,000	4,171,130
GATX Corp.
03/15/2027	5.400%	1,715,000	1,714,885
06/30/2030	4.000%	1,450,000	1,339,348
GGAM Finance Ltd.(a)
02/15/2027	8.000%	2,495,000	2,566,512
Goldman Sachs BDC, Inc.
03/11/2027	6.375%	1,670,000	1,682,643
Golub Capital BDC, Inc.
08/24/2026	2.500%	4,100,000	3,775,277
07/15/2029	6.000%	220,000	215,572
Hercules Capital, Inc.
01/20/2027	3.375%	3,675,000	3,385,482
Main Street Capital Corp.
07/14/2026	3.000%	1,795,000	1,673,911
Main Street Capital Corp.(c)
06/04/2027	6.500%	2,685,000	2,686,512
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nationstar Mortgage Holdings Inc.(a)
08/15/2028	5.500%	1,050,000	1,002,774
Nationstar Mortgage Holdings, Inc.(a)
12/15/2030	5.125%	2,465,000	2,237,061
11/15/2031	5.750%	1,300,000	1,201,909
Navient Corp.
03/15/2027	5.000%	1,555,000	1,476,173
New Mountain Finance Corp.
02/01/2029	6.875%	1,265,000	1,249,514
Owl Rock Capital Corp.
07/22/2025	3.750%	1,075,000	1,043,633
01/15/2026	4.250%	785,000	760,653
Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%	3,230,000	3,118,103
PennyMac Financial Services, Inc.(a)
09/15/2031	5.750%	1,825,000	1,683,977
Sixth Street Lending Partners(a)
03/11/2029	6.500%	2,985,000	2,979,415
Sixth Street Specialty Lending, Inc.
03/01/2029	6.125%	2,155,000	2,139,978
Total			105,299,698
Food and Beverage 0.6%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	6,835,000	6,283,082
Anheuser-Busch InBev Worldwide, Inc.
06/15/2034	5.000%	5,650,000	5,552,599
01/23/2039	5.450%	794,000	795,934
B&G Foods, Inc.
04/01/2025	5.250%	772,000	759,403
09/15/2027	5.250%	1,075,000	987,393
Bacardi Ltd.(a)
05/15/2048	5.300%	1,060,000	949,724
Campbell Soup Co.
03/21/2029	5.200%	1,336,000	1,328,681
Cargill Inc.(a)
11/10/2031	2.125%	1,272,000	1,031,309
Cargill, Inc.(a)
04/22/2025	3.500%	2,449,000	2,409,384
04/23/2030	2.125%	750,000	636,926
02/02/2031	1.700%	826,000	668,175
Coca-Cola Co. (The)
05/13/2054	5.300%	7,432,000	7,334,956
05/13/2064	5.400%	928,000	914,217
Coca-Cola Consolidated, Inc.
06/01/2029	5.250%	3,830,000	3,839,922
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JBS SA/Food Co./Finance, Inc.
02/01/2028	5.125%	2,025,000	1,989,236
02/02/2029	3.000%	1,955,000	1,732,269
12/01/2031	3.750%	1,500,000	1,301,928
05/15/2032	3.000%	335,000	272,527
12/01/2052	6.500%	2,535,000	2,540,977
JBS USA LUX SA/Food Co./Luxembourg SARL(a)
03/15/2034	6.750%	5,335,000	5,614,575
11/15/2053	7.250%	2,030,000	2,217,375
Keurig Dr Pepper, Inc.
03/15/2029	5.050%	676,000	671,444
Kraft Heinz Foods Co.
10/01/2039	4.625%	950,000	836,496
02/09/2040	6.500%	1,215,000	1,301,137
06/01/2046	4.375%	465,000	381,511
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	1,725,000	1,553,358
01/31/2032	4.375%	575,000	507,817
Mars, Inc.(a)
04/01/2039	3.875%	983,000	828,238
07/16/2040	2.375%	602,000	408,375
Minerva Luxembourg SA(a)
09/13/2033	8.875%	3,800,000	3,962,496
Mondelez International, Inc.
02/20/2029	4.750%	1,069,000	1,051,836
Nestle Capital Corp.(a)
03/12/2034	4.875%	1,074,000	1,053,804
03/12/2054	5.100%	455,000	432,937
Pilgrim’s Pride Corp.
04/15/2031	4.250%	2,000,000	1,801,382
03/01/2032	3.500%	6,479,000	5,448,188
Post Holdings, Inc.(a)
12/15/2029	5.500%	2,360,000	2,250,540
04/15/2030	4.625%	2,684,000	2,435,155
02/15/2032	6.250%	930,000	925,602
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	1,610,000	1,480,280
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	495,000	432,535
Smithfield Foods, Inc.(a)
02/01/2027	4.250%	2,500,000	2,395,184
10/15/2030	3.000%	2,020,000	1,701,854
Tyson Foods, Inc.
03/15/2029	5.400%	1,153,000	1,152,393
Total			82,173,154
Gaming 0.2%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	3,100,000	2,800,635
02/15/2030	7.000%	950,000	961,132
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCM Merger, Inc.(a)
05/01/2026	6.375%	1,225,000	1,217,121
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	125,000	123,866
01/15/2029	5.300%	205,000	200,849
01/15/2030	4.000%	4,500,000	4,079,621
01/15/2031	4.000%	510,000	453,470
01/15/2032	3.250%	1,060,000	880,334
International Game Technology PLC(a)
02/15/2025	6.500%	975,000	977,429
01/15/2027	6.250%	400,000	400,699
Jacobs Entertainment, Inc.(a)
02/15/2029	6.750%	1,675,000	1,567,165
MGM Resorts International
09/01/2026	4.625%	188,000	182,296
04/15/2027	5.500%	1,500,000	1,477,677
10/15/2028	4.750%	1,575,000	1,472,898
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	2,110,000	1,760,964
Premier Entertainment Sub LLC/Finance Corp.(a)
09/01/2031	5.875%	2,575,000	1,794,226
Sands China Ltd.
08/08/2028	5.400%	589,000	579,092
VICI Properties LP
02/15/2030	4.950%	475,000	455,615
05/15/2032	5.125%	1,071,000	1,014,869
05/15/2052	5.625%	1,110,000	995,589
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	140,000	138,194
09/01/2026	4.500%	1,915,000	1,858,793
02/01/2027	5.750%	545,000	544,279
02/15/2027	3.750%	2,000,000	1,894,443
01/15/2028	4.500%	66,000	63,175
02/15/2029	3.875%	410,000	376,710
08/15/2030	4.125%	249,000	224,299
Wynn Macau Ltd.(a)
01/15/2026	5.500%	1,625,000	1,587,724
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	1,000,000	940,892
Total			31,024,056
Health Care 1.2%
Abbott Laboratories
11/30/2046	4.900%	128,000	120,289
AdaptHealth LLC(a)
08/01/2028	6.125%	1,620,000	1,550,334
08/01/2029	4.625%	925,000	793,031
AMN Healthcare, Inc.(a)
04/15/2029	4.000%	1,950,000	1,728,426

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	3,021,613
Becton Dickinson and Co.
12/15/2024	3.734%	44,000	43,533
02/13/2028	4.693%	1,459,000	1,431,733
08/22/2032	4.298%	2,913,000	2,709,336
05/15/2044	4.875%	1,555,000	1,326,233
Cardinal Health, Inc.
02/15/2034	5.450%	379,000	376,656
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	1,000,000	953,718
Cencora, Inc.
02/15/2034	5.125%	1,398,000	1,366,848
Cigna Corp.
03/01/2027	3.400%	2,190,000	2,089,723
03/15/2031	2.375%	6,325,000	5,258,263
08/15/2038	4.800%	405,000	369,957
07/15/2046	4.800%	2,070,000	1,824,276
03/15/2051	3.400%	1,215,000	823,883
Cigna Group (The)
02/15/2034	5.250%	1,291,000	1,266,182
02/15/2054	5.600%	4,924,000	4,736,798
CommonSpirit Health
10/01/2025	1.547%	3,000,000	2,837,659
12/01/2031	5.205%	9,875,000	9,688,538
11/01/2042	4.350%	120,000	101,646
CVS Health Corp.
07/20/2025	3.875%	1,002,000	983,296
02/21/2030	5.125%	3,805,000	3,742,382
09/15/2031	2.125%	854,000	680,381
02/21/2033	5.250%	328,000	318,658
06/01/2034	5.700%	5,814,000	5,786,212
07/20/2035	4.875%	720,000	668,285
03/25/2038	4.780%	8,543,000	7,598,529
04/01/2040	4.125%	1,795,000	1,445,644
08/21/2040	2.700%	623,000	412,800
02/21/2053	5.625%	389,000	360,497
06/01/2054	6.050%	606,000	593,993
06/01/2063	6.000%	139,000	133,428
DaVita, Inc.(a)
06/01/2030	4.625%	4,630,000	4,148,603
02/15/2031	3.750%	1,900,000	1,594,466
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	705,162
Embecta Corp.(a)
02/15/2030	5.000%	1,500,000	1,240,347
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	2,825,000	2,559,801
GE HealthCare Technologies, Inc.
11/15/2024	5.550%	5,095,000	5,087,458
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
02/01/2025	5.375%	2,900,000	2,889,518
04/15/2025	5.250%	1,659,000	1,652,106
06/15/2025	7.690%	750,000	763,379
06/15/2026	5.250%	1,169,000	1,161,962
02/15/2027	4.500%	679,000	662,540
03/15/2027	3.125%	687,000	647,056
12/01/2027	7.050%	10,000	10,533
06/15/2029	4.125%	850,000	800,793
09/01/2030	3.500%	1,282,000	1,147,365
04/01/2031	5.450%	1,279,000	1,270,880
07/15/2031	2.375%	1,530,000	1,248,173
06/15/2039	5.125%	1,282,000	1,188,515
06/15/2047	5.500%	2,515,000	2,330,000
07/15/2051	3.500%	1,697,000	1,132,684
04/01/2054	6.000%	503,000	493,508
04/01/2064	6.100%	444,000	433,664
Icon Investments Six DAC
05/08/2029	5.849%	1,930,000	1,954,814
05/08/2034	6.000%	635,000	646,627
IQVIA, Inc.
05/15/2028	5.700%	7,875,000	7,924,474
Laboratory Corp. of America Holdings
09/01/2024	3.250%	2,561,000	2,544,674
Legacy LifePoint Health LLC(a)
02/15/2027	4.375%	1,575,000	1,487,565
Mayo Clinic
11/15/2052	4.128%	750,000	621,229
McKesson Corp.
08/15/2026	1.300%	1,820,000	1,672,480
07/15/2033	5.100%	11,330,000	11,274,419
Medtronic Global Holdings SCA
03/30/2033	4.500%	1,385,000	1,324,363
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	1,130,000	925,892
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%	2,848,000	2,023,024
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	4,870,000	4,440,295
10/01/2029	5.250%	1,875,000	1,768,040
New York and Presbyterian Hospital (The)
08/01/2119	3.954%	305,000	215,288
NYU Langone Hospitals
07/01/2043	5.750%	705,000	731,070
Providence Service Corp. (The)(a)
11/15/2025	5.875%	1,065,000	1,059,281
Quest Diagnostics, Inc.
06/30/2030	2.950%	380,000	334,852
06/30/2031	2.800%	401,000	341,898
11/30/2033	6.400%	862,000	919,686
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
12/01/2026	9.750%	2,875,000	2,879,546
Solventum Corp.(a)
03/13/2031	5.450%	1,320,000	1,301,415
03/23/2034	5.600%	1,331,000	1,307,618
04/30/2054	5.900%	405,000	388,534
Tenet Healthcare Corp.
11/01/2027	5.125%	1,450,000	1,412,754
06/01/2029	4.250%	425,000	394,475
01/15/2030	4.375%	4,100,000	3,773,645
Texas Health Resources
11/15/2055	4.330%	700,000	591,988
Thermo Fisher Scientific, Inc.
01/31/2029	5.000%	1,406,000	1,405,734
08/10/2030	4.977%	1,705,000	1,695,274
Universal Health Services, Inc.
09/01/2026	1.650%	2,485,000	2,274,646
10/15/2030	2.650%	2,485,000	2,095,126
Zimmer Biomet Holdings, Inc.
12/01/2028	5.350%	1,053,000	1,058,555
Total			163,100,574
Healthcare Insurance 0.4%
Aetna, Inc.
06/15/2036	6.625%	590,000	628,827
Centene Corp.
12/15/2027	4.250%	4,010,000	3,815,222
12/15/2029	4.625%	850,000	800,126
10/15/2030	3.000%	7,539,000	6,408,640
03/01/2031	2.500%	1,116,000	910,254
08/01/2031	2.625%	591,000	480,600
Elevance Health, Inc.
02/08/2026	4.900%	596,000	590,486
Health Care Service Corp., a Mutual Legal Reserve Co.(a)
06/01/2025	1.500%	577,000	553,675
Humana, Inc.
12/01/2028	5.750%	3,025,000	3,074,901
04/15/2031	5.375%	1,335,000	1,322,186
04/15/2054	5.750%	3,980,000	3,831,688
UnitedHealth Group, Inc.
04/15/2034	5.000%	5,499,000	5,396,188
08/15/2039	3.500%	583,000	469,347
05/15/2040	2.750%	229,000	164,318
05/15/2041	3.050%	119,000	87,892
07/15/2045	4.750%	277,000	252,158
10/15/2047	3.750%	303,000	231,575
05/15/2051	3.250%	3,750,000	2,565,950
02/15/2053	5.875%	915,000	949,297
04/15/2053	5.050%	1,520,000	1,403,811
04/15/2054	5.375%	7,055,000	6,840,035
04/15/2063	5.200%	3,358,000	3,112,189
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/15/2064	5.500%	567,000	549,483
Wellpoint, Inc.
08/15/2024	3.500%	1,928,000	1,919,397
Total			46,358,245
Healthcare REIT 0.1%
Diversified Healthcare Trust
06/15/2025	9.750%	487,000	487,271
03/01/2031	4.375%	1,500,000	1,083,901
Healthcare Realty Holdings LP
01/15/2028	3.625%	435,000	399,548
03/15/2030	2.400%	1,514,000	1,235,710
03/15/2031	2.050%	400,000	306,630
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	1,246,000	1,082,358
03/15/2031	2.000%	2,960,000	2,324,254
Healthpeak OP LLC
12/15/2032	5.250%	1,343,000	1,314,779
MPT Operating Partnership LP/Finance Corp.
03/15/2031	3.500%	1,850,000	1,200,803
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	965,697
Physicians Realty LP
03/15/2027	4.300%	380,000	370,163
01/15/2028	3.950%	77,000	73,454
11/01/2031	2.625%	1,100,000	904,559
Sabra Health Care LP
12/01/2031	3.200%	543,000	446,995
Senior Housing Properties Trust
02/15/2028	4.750%	25,000	20,571
Welltower, Inc.
01/15/2031	2.750%	6,320,000	5,405,700
06/01/2031	2.800%	2,160,000	1,834,852
Total			19,457,245
Home Construction 0.2%
Ashton Woods USA LLC/Finance Co.(a)
01/15/2028	6.625%	1,700,000	1,686,844
Brookfield Residential Properties, Inc./US Corp.(a)
09/15/2027	6.250%	1,560,000	1,523,537
02/15/2030	4.875%	2,575,000	2,274,949
Century Communities, Inc.
06/01/2027	6.750%	2,375,000	2,386,543
KB Home
06/15/2031	4.000%	1,075,000	949,278
M/I Homes, Inc.
02/01/2028	4.950%	650,000	617,494

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mattamy Group Corp.(a)
03/01/2030	4.625%	4,500,000	4,124,016
MDC Holdings, Inc.
08/06/2061	3.966%	3,120,000	2,645,036
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	1,966,378
PulteGroup, Inc.
03/01/2026	5.500%	737,000	737,159
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	2,000,000	1,970,855
08/01/2030	5.125%	1,114,000	1,057,427
Total			21,939,516
Independent Energy 0.7%
Aker BP ASA(a)
01/15/2030	3.750%	4,800,000	4,397,082
01/15/2031	4.000%	6,640,000	6,000,238
06/13/2033	6.000%	1,250,000	1,261,763
Antero Resources Corp.(a)
02/01/2029	7.625%	600,000	616,958
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
11/01/2026	7.000%	600,000	600,640
11/01/2027	9.000%	150,000	188,155
12/31/2028	8.250%	2,500,000	2,554,887
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	770,819
02/15/2037	6.500%	1,368,000	1,422,704
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	2,000,000	1,981,762
Civitas Resources, Inc.(a)
07/01/2028	8.375%	1,275,000	1,339,614
ConocoPhillips Co.
03/15/2042	3.758%	1,206,000	960,697
09/15/2063	5.700%	877,000	873,201
Continental Resources, Inc.
06/01/2024	3.800%	1,683,000	1,682,904
Crescent Energy Finance LLC(a)
04/01/2032	7.625%	1,485,000	1,515,296
Devon Energy Corp.
09/15/2024	5.250%	78,000	77,837
07/15/2041	5.600%	1,875,000	1,762,887
Diamondback Energy, Inc.
12/01/2026	3.250%	1,905,000	1,816,793
03/24/2031	3.125%	3,565,000	3,122,332
04/18/2034	5.400%	765,000	754,386
03/15/2052	4.250%	1,086,000	845,992
04/18/2054	5.750%	828,000	798,703
04/18/2064	5.900%	920,000	885,064
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energean Israel Finance Ltd.(a)
03/30/2026	4.875%	1,321,000	1,255,073
03/30/2028	5.375%	2,518,000	2,277,193
Hess Corp.
04/01/2027	4.300%	1,902,000	1,851,245
Hilcorp Energy I LP/Finance Co.(a)
04/15/2030	6.000%	825,000	796,416
02/01/2031	6.000%	1,560,000	1,494,455
04/15/2032	6.250%	2,350,000	2,255,690
11/01/2033	8.375%	1,455,000	1,560,821
Lundin Energy Finance BV(a)
07/15/2026	2.000%	5,128,000	4,758,002
07/15/2031	3.100%	1,575,000	1,337,052
Occidental Petroleum Corp.
07/15/2027	8.500%	213,000	228,244
01/01/2031	6.125%	1,986,000	2,029,544
03/15/2040	6.200%	1,433,000	1,442,211
03/15/2046	6.600%	396,000	414,949
Ovintiv, Inc.
05/15/2028	5.650%	5,513,000	5,567,387
07/15/2053	7.100%	382,000	423,826
Permian Resources Operating LLC(a)
04/15/2027	8.000%	1,600,000	1,642,658
Pioneer Natural Resources Co.
03/29/2026	5.100%	3,350,000	3,338,942
Santos Finance Ltd.(a)
09/19/2033	6.875%	8,790,000	9,221,382
Southwestern Energy Co.
02/01/2029	5.375%	1,675,000	1,616,273
02/01/2032	4.750%	1,550,000	1,404,775
Var Energi ASA(a)
05/18/2027	5.000%	4,995,000	4,890,876
Total			86,037,728
Integrated Energy 0.2%
BP Capital Markets America, Inc.
09/11/2033	4.893%	572,000	555,081
04/10/2034	4.989%	335,000	326,266
11/17/2034	5.227%	9,150,000	9,057,642
06/04/2051	2.939%	395,000	251,589
BP Capital Markets PLC(l),(m)
	4.375%	1,035,000	1,016,003
	4.875%	825,000	778,125
	6.450%	696,000	711,763
Cenovus Energy, Inc.
06/15/2047	5.400%	271,000	249,899
02/15/2052	3.750%	3,750,000	2,666,928
Chevron Corp.
05/11/2050	3.078%	1,540,000	1,047,167
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eni SpA(a)
05/15/2034	5.500%	1,300,000	1,291,369
05/15/2054	5.950%	979,000	968,850
Exxon Mobil Corp.
04/15/2051	3.452%	2,735,000	1,972,228
TotalEnergies Capital SA
04/05/2034	5.150%	600,000	598,451
04/05/2054	5.488%	1,246,000	1,231,406
04/05/2064	5.638%	689,000	685,128
Total			23,407,895
Leisure 0.1%
Carnival Corp.(a)
03/01/2027	5.750%	3,200,000	3,141,794
08/01/2028	4.000%	1,000,000	922,027
05/01/2029	6.000%	325,000	317,429
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	600,000	649,849
Lindblad Expeditions LLC(a)
02/15/2027	6.750%	2,750,000	2,720,902
NCL Corp., Ltd.(a)
03/15/2026	5.875%	700,000	688,216
02/15/2027	5.875%	950,000	935,774
02/15/2029	7.750%	950,000	975,295
NCL Finance Ltd.(a)
03/15/2028	6.125%	975,000	954,202
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	275,000	270,886
01/15/2029	9.250%	750,000	799,588
01/15/2030	7.250%	300,000	310,255
Viking Cruises Ltd.(a)
09/15/2027	5.875%	1,575,000	1,537,271
VOC Escrow Ltd.(a)
02/15/2028	5.000%	1,725,000	1,656,969
Total			15,880,457
Life Insurance 0.9%
AIG Global Funding(a)
09/22/2025	0.900%	3,545,000	3,333,674
Athene Global Funding(a)
02/23/2026	5.684%	3,810,000	3,807,666
06/29/2026	1.608%	2,930,000	2,698,917
03/08/2027	3.205%	1,430,000	1,328,792
03/24/2028	2.500%	1,620,000	1,448,295
08/19/2028	1.985%	4,380,000	3,791,756
01/07/2029	2.717%	320,000	282,565
Brighthouse Financial Global Funding(a)
01/13/2025	1.750%	3,210,000	3,128,253
04/09/2027	5.550%	5,235,000	5,226,028
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNO Global Funding(a),(c)
06/04/2027	5.875%	1,910,000	1,914,693
CNO Global Funding(a)
01/06/2029	2.650%	5,235,000	4,549,486
Corebridge Financial, Inc.
04/05/2029	3.850%	3,622,000	3,378,263
04/05/2032	3.900%	4,286,000	3,827,266
01/15/2034	5.750%	1,525,000	1,533,091
Corebridge Financial, Inc.(a)
09/15/2033	6.050%	936,000	957,173
Corebridge Financial, Inc.(l)
12/15/2052	6.875%	1,189,000	1,194,707
Equitable Financial Life Global Funding(a)
12/02/2025	5.500%	4,165,000	4,151,377
F&G Annuities & Life, Inc.(c)
06/04/2029	6.500%	1,410,000	1,408,038
F&G Global Funding(a)
07/07/2025	5.150%	4,475,000	4,412,083
GA Global Funding Trust(a)
01/06/2027	2.250%	5,780,000	5,299,197
Great-West Lifeco US Finance 2020 LP(a)
08/12/2025	0.904%	4,190,000	3,966,705
Hill City Funding Trust(a)
08/15/2041	4.046%	2,750,000	1,987,364
Jackson National Life Global Funding(a)
01/12/2025	1.750%	2,715,000	2,644,814
04/12/2028	5.250%	1,200,000	1,172,948
Lincoln National Corp.
01/15/2031	3.400%	6,000,000	5,265,272
06/15/2040	7.000%	930,000	1,017,701
Met Tower Global Funding(a)
04/12/2029	5.250%	1,895,000	1,893,118
Metropolitan Life Global Funding I(a)
08/25/2029	4.300%	4,965,000	4,763,360
New York Life Global Funding(a)
08/01/2031	1.850%	3,755,000	3,005,836
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	2,545,000	1,881,947
05/15/2069	4.450%	34,000	26,857
Nippon Life Insurance Co.(a),(l)
04/16/2054	5.950%	6,565,000	6,502,504
Northwestern Mutual Global Funding(a)
06/01/2028	1.700%	1,265,000	1,105,296
06/12/2028	4.900%	5,740,000	5,669,795
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
03/30/2051	3.450%	238,000	164,478

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pine Street Trust II(a)
02/15/2049	5.568%	1,890,000	1,720,811
Reinsurance Group of America, Inc.
09/15/2034	5.750%	4,505,000	4,482,883
Reliance Standard Life Global Funding II(a)
05/07/2025	2.750%	4,340,000	4,224,039
RGA Global Funding(a)
01/18/2029	2.700%	2,440,000	2,181,511
05/24/2029	5.448%	4,000,000	4,001,493
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,509,000	2,221,986
05/15/2047	4.270%	4,785,000	3,845,479
05/15/2050	3.300%	4,390,000	2,952,330
Total			124,369,847
Lodging 0.1%
Hyatt Hotels Corp.
01/30/2027	5.750%	2,780,000	2,805,282
Marriott International, Inc.
05/15/2029	4.875%	575,000	564,908
10/15/2032	3.500%	3,400,000	2,937,734
05/15/2034	5.300%	703,000	687,761
Total			6,995,685
Media and Entertainment 0.4%
Diamond Sports Group LLC/Finance Co.(a),(n)
08/15/2026	0.000%	7,810,000	141,750
08/15/2027	0.000%	825,000	15,385
Discovery Communications LLC
05/15/2030	3.625%	3,200,000	2,815,089
05/15/2049	5.300%	924,000	749,474
09/15/2055	4.000%	1,298,000	824,421
Fox Corp.
10/13/2033	6.500%	3,135,000	3,277,298
Gray Television, Inc.(a)
07/15/2026	5.875%	900,000	898,766
05/15/2027	7.000%	1,675,000	1,479,424
Meta Platforms, Inc.
08/15/2027	3.500%	773,000	741,288
08/15/2052	4.450%	2,111,000	1,802,118
08/15/2062	4.650%	171,000	146,214
05/15/2063	5.750%	1,581,000	1,615,198
Netflix, Inc.
11/15/2028	5.875%	1,545,000	1,588,755
Take-Two Interactive Software, Inc.
03/28/2028	4.950%	3,645,000	3,604,089
Univision Communications, Inc.(a)
05/01/2029	4.500%	1,690,000	1,443,046
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viacom, Inc.
09/01/2043	5.850%	613,000	498,162
ViacomCBS, Inc.
05/19/2050	4.950%	300,000	215,916
Warnermedia Holdings, Inc.
03/15/2027	3.755%	2,401,000	2,277,193
03/15/2032	4.279%	30,000	26,259
03/15/2042	5.050%	8,862,000	7,324,670
03/15/2052	5.141%	17,624,000	13,907,154
03/15/2062	5.391%	1,393,000	1,095,925
Total			46,487,594
Metals and Mining 0.4%
Anglo American Capital PLC(a)
03/17/2028	2.250%	3,859,000	3,435,577
05/02/2033	5.500%	431,000	423,925
04/05/2034	5.750%	715,000	713,367
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	1,800,000	1,562,468
Antofagasta PLC(a)
05/02/2034	6.250%	1,550,000	1,590,277
Arsenal AIC Parent LLC(a)
10/01/2031	11.500%	735,000	820,087
BHP Billiton Finance USA Ltd.
09/08/2030	5.250%	1,162,000	1,169,175
02/28/2033	4.900%	710,000	692,136
09/08/2033	5.250%	1,319,000	1,311,051
Cleveland-Cliffs, Inc.(a)
04/15/2030	6.750%	1,470,000	1,454,473
03/15/2032	7.000%	1,300,000	1,283,971
CSN Resources SA(a)
12/05/2030	8.875%	2,500,000	2,496,808
First Quantum Minerals Ltd.(a)
10/15/2027	6.875%	1,000,000	985,138
03/01/2029	9.375%	1,730,000	1,806,656
Freeport-McMoRan, Inc.
11/14/2034	5.400%	5,000,000	4,893,528
Glencore Funding LLC(a)
04/04/2054	5.893%	4,401,000	4,281,056
Hecla Mining Co.
02/15/2028	7.250%	675,000	680,206
Kinross Gold Corp.
07/15/2027	4.500%	1,239,000	1,203,139
Mineral Resources Ltd.(a)
10/01/2028	9.250%	1,000,000	1,051,026
Newmont Corp.
10/01/2030	2.250%	10,077,000	8,504,936
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newmont Corp./Newcrest Finance Pty Ltd.(a)
03/15/2026	5.300%	1,334,000	1,331,248
03/15/2034	5.350%	4,265,000	4,238,703
Novelis Corp.(a)
01/30/2030	4.750%	1,755,000	1,622,753
Nucor Corp.
05/23/2027	4.300%	690,000	675,155
05/01/2028	3.950%	1,500,000	1,439,505
Southern Copper Corp.
04/23/2025	3.875%	600,000	589,910
Steel Dynamics, Inc.
06/15/2025	2.400%	491,000	475,075
10/15/2027	1.650%	747,000	664,038
01/15/2031	3.250%	1,510,000	1,331,560
Total			52,726,947
Midstream 0.9%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	2,300,000	2,221,497
Antero Midstream Partners LP/Finance Corp.(a)
01/15/2028	5.750%	1,300,000	1,273,623
02/01/2032	6.625%	1,455,000	1,457,809
Cheniere Energy Partners LP
10/01/2029	4.500%	42,000	39,931
06/30/2033	5.950%	1,165,000	1,176,596
Cheniere Energy, Inc.(a)
04/15/2034	5.650%	286,000	283,839
Colonial Enterprises, Inc.(a)
05/15/2030	3.250%	3,505,000	3,116,638
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,216,011
Columbia Pipelines Holding Co. LLC(a)
08/15/2028	6.042%	3,775,000	3,843,838
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	9,315,000	9,499,867
Crestwood Midstream Partners LP/Finance Corp.(a)
05/01/2027	5.625%	1,375,000	1,371,904
DT Midstream, Inc.(a)
06/15/2031	4.375%	1,795,000	1,613,371
EIG Pearl Holdings Sarl(a)
08/31/2036	3.545%	1,400,000	1,187,486
08/31/2036	3.545%	550,000	466,512
Enbridge, Inc.
04/05/2034	5.625%	2,695,000	2,678,308
Enbridge, Inc.(l)
07/15/2080	5.750%	1,213,000	1,129,896
01/15/2084	8.500%	3,925,000	4,206,356
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer LP
05/15/2034	5.550%	676,000	665,936
05/15/2054	5.950%	1,011,000	974,958
Energy Transfer Operating LP
05/15/2030	3.750%	1,450,000	1,326,294
Energy Transfer Partners LP
03/15/2035	4.900%	127,000	118,404
06/15/2038	5.800%	611,000	594,034
10/01/2043	5.950%	280,000	270,564
03/15/2045	5.150%	1,625,000	1,430,759
06/15/2048	6.000%	111,000	107,179
EnLink Midstream LLC(a)
09/01/2030	6.500%	1,520,000	1,553,852
Enterprise Products Operating LLC
05/15/2046	4.900%	1,400,000	1,266,700
Enterprise Products Operating LLC(b)
3-month Term SOFR + 3.248% 08/16/2077	8.574%	324,000	323,669
Ferrellgas LP/Finance Corp.(a)
04/01/2029	5.875%	1,075,000	1,017,199
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	692,892	587,206
09/30/2040	2.940%	412,101	324,482
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	500,000	505,394
02/23/2042	6.510%	975,000	1,007,797
Kinder Morgan Energy Partners LP
09/01/2024	4.250%	482,000	479,982
03/15/2032	7.750%	635,000	710,545
09/01/2039	6.500%	1,000,000	1,028,246
03/01/2043	5.000%	332,000	290,576
MPLX LP
12/01/2024	4.875%	325,000	323,694
06/01/2025	4.875%	200,000	198,388
03/01/2026	1.750%	335,000	313,801
03/15/2028	4.000%	1,100,000	1,049,905
08/15/2030	2.650%	1,989,000	1,699,696
06/01/2034	5.500%	6,625,000	6,480,605
03/01/2047	5.200%	1,500,000	1,346,812
NGPL PipeCo LLC(a)
08/15/2027	4.875%	412,000	401,061
Northern Natural Gas Co.(a)
10/16/2051	3.400%	317,000	211,159
ONEOK Partners LP
09/15/2043	6.200%	451,000	455,896
ONEOK, Inc.
01/15/2026	5.850%	504,000	506,300
09/01/2033	6.050%	4,230,000	4,332,078
09/15/2046	4.250%	320,000	249,173
03/15/2050	4.500%	6,830,000	5,429,670

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	1,807,000	1,784,848
06/01/2042	5.150%	2,185,000	1,930,431
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	2,175,000	2,024,606
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,472,000	2,450,983
03/15/2028	4.200%	102,000	98,281
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,112,064
Sunoco Logistics Partners Operations LP
04/01/2044	5.300%	775,000	694,262
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	142,000	135,716
Targa Resources Corp.
03/30/2034	6.500%	4,947,000	5,222,067
07/01/2052	6.250%	482,000	485,432
Targa Resources Partners LP/Finance Corp.
02/01/2031	4.875%	816,000	775,649
TMS Issuer Sarl(a)
08/23/2032	5.780%	1,030,000	1,045,523
TransCanada PipeLines Ltd.
03/15/2036	5.850%	185,000	185,906
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	647,000	579,129
03/15/2048	4.600%	4,875,000	4,156,518
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,500,000	1,444,071
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	750,000	676,205
08/15/2031	4.125%	3,250,000	2,873,457
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	1,104,000	1,198,026
06/01/2031	8.375%	3,130,000	3,227,761
Western Gas Partners LP
08/15/2028	4.750%	768,000	748,190
03/01/2048	5.300%	1,876,000	1,614,331
Williams Companies, Inc. (The)
01/15/2025	3.900%	1,050,000	1,038,917
09/15/2025	4.000%	2,327,000	2,281,120
03/15/2029	4.900%	440,000	432,482
03/15/2032	8.750%	3,486,000	4,135,168
Williams Companies., Inc. (The)
03/02/2026	5.400%	3,250,000	3,245,937
Williams Partners LP
03/04/2044	5.400%	164,000	154,345
Total			123,116,921
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.1%
Boston Gas Co.(a)
08/01/2027	3.150%	1,472,000	1,362,606
KeySpan Corp.
11/15/2030	8.000%	670,000	743,214
KeySpan Gas East Corp.(a)
03/06/2033	5.994%	4,625,000	4,622,154
NiSource, Inc.
02/15/2031	1.700%	605,000	480,063
06/30/2033	5.400%	930,000	917,025
04/01/2034	5.350%	1,835,000	1,795,268
NiSource, Inc.(l)
11/30/2054	6.950%	192,000	192,093
Piedmont Natural Gas Co., Inc.
06/15/2033	5.400%	455,000	453,229
South Jersey Industries, Inc.
Junior Subordinated
04/15/2031	5.020%	1,422,000	1,112,532
Southern Co. Gas Capital Corp.
09/15/2032	5.150%	5,715,000	5,640,298
Southwest Gas Corp.
08/15/2051	3.180%	2,930,000	1,836,365
Washington Gas Light Co.
09/15/2049	3.650%	376,000	271,818
Total			19,426,665
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%	3,263,000	2,802,871
02/15/2028	5.950%	3,345,000	2,873,148
04/01/2029	4.650%	950,000	743,530
01/15/2030	3.250%	2,005,000	1,401,782
Kilroy Realty LP
11/15/2033	2.650%	1,710,000	1,249,902
Piedmont Operating Partnership LP
08/15/2030	3.150%	1,675,000	1,323,336
04/01/2032	2.750%	2,308,000	1,667,915
Total			12,062,484
Oil Field Services 0.1%
Schlumberger Holdings Corp.(a)
05/17/2028	3.900%	2,053,000	1,957,818
11/15/2029	5.000%	1,277,000	1,261,740
Schlumberger Investment SA
06/26/2030	2.650%	817,000	715,437
06/01/2034	5.000%	3,765,000	3,692,932
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean, Inc.(a)
05/15/2029	8.250%	645,000	644,965
Total			8,272,892
Other Financial Institutions 0.2%
Five Point Operating Co. LP/Capital Corp.(a),(l)
01/15/2028	10.500%	1,973,028	2,030,345
Greystone Commercial Capital Trust(a),(b),(e),(f)
1-month USD LIBOR + 2.270% 05/31/2025	7.701%	9,190,225	7,903,594
Howard Hughes Corp. (The)(a)
08/01/2028	5.375%	3,000,000	2,840,921
02/01/2031	4.375%	750,000	639,187
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	342,000	314,031
02/01/2029	4.375%	347,000	289,611
Icahn Enterprises LP/Finance Corp.(a)
01/15/2029	9.750%	978,000	1,003,273
06/15/2030	9.000%	855,000	844,233
LeasePlan Corp NV(a)
10/24/2024	2.875%	3,440,000	3,399,796
Lseg US Fin Corp.(a)
03/28/2027	4.875%	1,352,000	1,338,061
03/28/2034	5.297%	1,872,000	1,857,616
ORIX Corp.
12/04/2024	3.250%	1,560,000	1,540,085
Total			24,000,753
Other Industry 0.2%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%	736,000	705,810
AECOM
03/15/2027	5.125%	710,000	690,618
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	3,924,000	3,681,781
07/01/2029	4.000%	2,321,000	2,164,555
CIMIC Finance USA Pty Ltd.(a)
03/25/2034	7.000%	587,000	592,195
Gohl Capital Ltd.(a)
01/24/2027	4.250%	1,050,000	1,007,974
Massachusetts Institute of Technology
07/01/2114	4.678%	758,000	658,444
07/01/2116	3.885%	1,850,000	1,346,741
Northwestern University
12/01/2057	3.662%	1,350,000	1,021,055
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	2,222,674
07/15/2056	3.300%	2,230,000	1,586,664
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	1,400,078
University of Southern California
10/01/2039	3.028%	4,525,000	3,568,706
Total			20,647,295
Other REIT 0.2%
American Assets Trust LP
02/01/2031	3.375%	3,115,000	2,552,099
CubeSmart LP
12/15/2028	2.250%	959,000	839,894
Extra Space Storage LP
12/15/2027	3.875%	160,000	151,741
04/01/2029	3.900%	1,770,000	1,658,969
06/15/2029	4.000%	570,000	532,966
10/15/2030	2.200%	2,263,000	1,851,022
10/15/2031	2.400%	670,000	545,953
03/15/2032	2.350%	199,000	157,619
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,030,406
02/01/2026	4.500%	520,000	509,159
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	1,745,000	1,577,687
Lexington Realty Trust
10/01/2031	2.375%	3,805,000	3,006,151
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	2,150,000	2,150,000
Prologis LP
03/15/2054	5.250%	358,000	335,401
Prologis Targeted US Logistics Fund LP(a)
04/01/2029	5.250%	2,302,000	2,292,212
04/01/2034	5.500%	601,000	595,682
Rexford Industrial Realty LP
09/01/2031	2.150%	3,626,000	2,888,152
Sun Communities Operating LP
01/15/2029	5.500%	963,000	957,813
WP Carey, Inc.
04/01/2033	2.250%	4,080,000	3,105,114
XHR LP(a)
06/01/2029	4.875%	1,625,000	1,496,926
Total			28,234,966
Other Utility 0.0%
American Water Capital Corp.
03/01/2034	5.150%	865,000	854,121
03/01/2054	5.450%	1,494,000	1,441,830

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Essential Utilities, Inc.
04/15/2030	2.704%	1,937,000	1,662,824
01/15/2034	5.375%	686,000	669,475
Total			4,628,250
Packaging 0.3%
Amcor Flexibles North America, Inc.
05/17/2025	4.000%	2,085,000	2,049,995
Amcor Group Finance PLC
05/23/2029	5.450%	9,980,000	9,994,814
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	500,000	425,034
08/15/2027	5.250%	3,000,000	1,767,610
08/15/2027	5.250%	325,000	191,619
Ball Corp.
03/15/2026	4.875%	600,000	590,131
06/15/2029	6.000%	1,800,000	1,803,541
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	782,000	769,036
Berry Global, Inc.
01/15/2026	1.570%	3,261,000	3,054,717
01/15/2027	1.650%	1,273,000	1,154,685
04/15/2028	5.500%	6,438,000	6,399,298
Berry Global, Inc.(a)
01/15/2034	5.650%	1,600,000	1,561,142
Owens-Brockway Glass Container, Inc.(a)
05/15/2031	7.250%	1,455,000	1,455,144
Pactiv Evergreen Group Issuer LLC/Inc.(a)
10/15/2028	4.375%	2,725,000	2,528,806
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	425,000	396,962
Sealed Air Corp.(a)
10/15/2026	1.573%	857,000	781,380
02/01/2028	6.125%	225,000	223,306
02/15/2031	7.250%	1,455,000	1,495,661
Total			36,642,881
Paper 0.1%
Cascades, Inc./USA(a)
01/15/2028	5.375%	1,515,000	1,445,253
Inversiones CMPC SA(a)
02/26/2034	6.125%	1,500,000	1,507,304
Smurfit Kappa Treasury ULC(a)
01/15/2030	5.200%	2,861,000	2,826,068
04/03/2034	5.438%	1,244,000	1,222,615
04/03/2054	5.777%	4,239,000	4,170,365
Weyerhaeuser Co.
05/15/2026	4.750%	481,000	474,955
Total			11,646,560
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.9%
1375209 BC Ltd.(a)
01/30/2028	9.000%	2,010,000	1,948,822
AbbVie, Inc.
11/21/2026	2.950%	838,000	796,113
11/21/2029	3.200%	614,000	559,339
03/15/2031	4.950%	2,262,000	2,244,761
03/15/2034	5.050%	1,297,000	1,282,566
03/15/2035	4.550%	4,633,000	4,362,468
05/14/2035	4.500%	2,056,000	1,927,380
05/14/2036	4.300%	1,820,000	1,666,248
11/21/2039	4.050%	7,311,000	6,300,158
10/01/2042	4.625%	1,000,000	899,468
05/14/2045	4.700%	680,000	613,289
11/21/2049	4.250%	1,010,000	838,749
03/15/2054	5.400%	854,000	841,877
03/15/2064	5.500%	857,000	842,065
Amgen, Inc.
03/02/2033	5.250%	2,735,000	2,714,265
03/02/2043	5.600%	1,943,000	1,923,888
02/22/2052	4.200%	345,000	273,496
03/02/2053	5.650%	4,586,000	4,523,509
03/02/2063	5.750%	677,000	665,592
Astrazeneca Finance LLC
02/26/2031	4.900%	2,262,000	2,246,007
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	100,000	72,834
01/15/2028	7.000%	415,000	242,832
01/30/2028	5.000%	1,100,000	620,672
06/01/2028	4.875%	475,000	343,797
02/15/2029	5.000%	100,000	48,853
02/15/2029	6.250%	3,475,000	1,878,830
01/30/2030	5.250%	1,200,000	611,802
02/15/2031	5.250%	1,200,000	611,150
Bayer US Finance II LLC(a)
12/15/2028	4.375%	5,945,000	5,610,529
06/25/2038	4.625%	1,515,000	1,259,792
07/15/2044	4.400%	2,799,000	2,144,099
06/25/2048	4.875%	3,505,000	2,836,717
Bayer US Finance LLC(a)
10/08/2024	3.375%	520,000	515,367
11/21/2033	6.500%	7,515,000	7,690,684
Bristol Myers Squibb Co.
06/15/2039	4.125%	287,000	247,776
Bristol-Myers Squibb Co.
08/15/2025	3.875%	74,000	72,701
02/22/2031	5.100%	938,000	935,964
05/15/2044	4.625%	555,000	491,902
11/15/2063	6.400%	718,000	781,911
02/22/2064	5.650%	612,000	597,804
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSL Finance PLC(a)
04/27/2029	4.050%	926,000	878,837
04/03/2054	5.417%	1,290,000	1,244,070
Eli Lilly & Co.
02/09/2034	4.700%	861,000	836,584
02/09/2054	5.000%	358,000	339,528
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	2,472,000	2,139,380
Jazz Securities DAC(a)
01/15/2029	4.375%	963,000	886,688
Johnson & Johnson
06/01/2034	4.950%	747,000	747,824
06/01/2054	5.250%	6,520,000	6,486,144
Kevlar SpA(a)
09/01/2029	6.500%	2,240,000	2,044,990
Mylan NV
06/15/2026	3.950%	5,000,000	4,823,654
06/15/2046	5.250%	635,000	520,328
Mylan, Inc.
04/15/2048	5.200%	2,550,000	2,054,001
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,750,000	1,616,372
04/30/2031	5.125%	1,725,000	1,523,657
Pfizer Investment Enterprises Pte., Ltd.
05/19/2030	4.650%	793,000	775,328
05/19/2033	4.750%	2,313,000	2,237,645
05/19/2053	5.300%	642,000	614,278
05/19/2063	5.340%	3,175,000	2,982,327
Roche Holdings, Inc.(a)
11/13/2030	5.489%	2,205,000	2,252,137
11/13/2033	5.593%	495,000	511,256
Royalty Pharma PLC
09/02/2025	1.200%	385,000	364,446
09/02/2027	1.750%	489,000	436,235
09/02/2030	2.200%	5,443,000	4,498,066
09/02/2040	3.300%	1,017,000	736,345
Viatris, Inc.
06/22/2030	2.700%	1,117,000	939,866
06/22/2040	3.850%	4,804,000	3,503,391
06/22/2050	4.000%	3,506,000	2,367,231
Total			113,446,684
Property & Casualty 0.7%
Alleghany Corp.
09/15/2044	4.900%	854,000	790,769
08/15/2051	3.250%	412,000	276,433
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American International Group, Inc.
04/01/2028	4.200%	1,562,000	1,503,784
06/30/2030	3.400%	1,270,000	1,148,953
03/27/2033	5.125%	2,224,000	2,183,727
01/15/2055	4.375%	43,000	33,059
Aon Corp./Global Holdings PLC
12/02/2031	2.600%	4,495,000	3,741,481
Aon North America, Inc.
03/01/2027	5.125%	1,263,000	1,260,121
03/01/2029	5.150%	4,376,000	4,354,008
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	874,874
Arthur J Gallagher & Co.
07/15/2034	5.450%	1,972,000	1,949,994
02/15/2054	6.750%	143,000	157,477
07/15/2054	5.750%	501,000	486,084
Arthur J. Gallagher & Co.
03/09/2052	3.050%	6,725,000	4,131,835
03/02/2053	5.750%	299,000	289,207
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	3,613,986
Enact Holdings, Inc.
05/28/2029	6.250%	9,335,000	9,333,993
Fairfax Financial Holdings Ltd.
03/03/2031	3.375%	6,300,000	5,441,047
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	800,000	818,710
07/15/2048	7.200%	1,290,000	1,210,926
Farmers Exchange Capital II(a),(l)
Subordinated
11/01/2053	6.151%	2,700,000	2,388,590
Hartford Financial Services Group Inc. (The)(a),(b)
3-month Term SOFR + 2.387% 02/12/2047	7.709%	1,501,000	1,336,494
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	2,080,000	1,513,923
Markel Corp.
05/20/2049	5.000%	5,095,000	4,503,363
Markel Group, Inc.
05/16/2054	6.000%	3,915,000	3,896,837
Marsh & McLennan Cos., Inc.
03/15/2054	5.450%	293,000	284,543
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month Term SOFR + 2.552% 12/15/2024	7.881%	5,725,000	5,742,888
NMI Holdings, Inc.
08/15/2029	6.000%	5,820,000	5,765,433

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Old Republic International Corp.
03/28/2034	5.750%	3,674,000	3,656,110
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	2,180,000	2,198,718
Radian Group, Inc.
05/15/2029	6.200%	3,480,000	3,498,939
SiriusPoint Ltd.
04/05/2029	7.000%	3,580,000	3,614,010
Swiss RE Subordinated Finance PLC(a),(l)
Subordinated
04/05/2035	5.698%	3,800,000	3,742,914
Trustage Financial Group, Inc.(a)
04/15/2032	4.625%	2,135,000	1,831,751
Willis North America, Inc.
03/05/2054	5.900%	5,169,000	5,043,059
WR Berkley Corp.
05/12/2050	4.000%	1,480,000	1,115,103
Total			93,733,143
Railroads 0.0%
Burlington Northern Santa Fe LLC
08/01/2046	3.900%	727,000	574,999
04/15/2054	5.200%	373,000	354,371
Canadian Pacific Railway Co.
11/15/2029	2.875%	633,000	564,865
05/01/2050	3.500%	3,280,000	2,360,074
CSX Corp.
05/30/2042	4.750%	301,000	273,061
Norfolk Southern Corp.
08/01/2030	5.050%	141,000	140,218
03/15/2034	5.550%	581,000	589,959
03/15/2064	5.950%	1,301,000	1,328,393
Union Pacific Corp.
11/15/2045	4.050%	280,000	227,291
Total			6,413,231
Refining 0.1%
Marathon Petroleum Corp.
12/15/2026	5.125%	578,000	574,406
Phillips 66 Co.
02/15/2045	4.680%	1,300,000	1,111,381
06/15/2054	5.650%	4,015,000	3,871,912
Raizen Fuels Finance SA(a)
03/05/2034	6.450%	1,825,000	1,855,826
Valero Energy Corp.
12/01/2031	2.800%	3,235,000	2,728,391
Total			10,141,916
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.1%
Brinker International, Inc.(a)
10/01/2024	5.000%	1,850,000	1,841,888
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,500,000	1,354,827
McDonald’s Corp.
05/17/2034	5.200%	5,190,000	5,153,495
09/01/2049	3.625%	910,000	661,659
Starbucks Corp.
02/15/2034	5.000%	3,035,000	2,949,009
Total			11,960,878
Retail REIT 0.1%
Agree LP
06/15/2034	5.625%	1,710,000	1,682,645
Brixmor Operating Partnership LP
08/16/2031	2.500%	915,000	746,728
Kimco Realty Corp.
02/01/2033	4.600%	3,780,000	3,527,878
Kite Realty Group LP
10/01/2026	4.000%	320,000	308,090
Realty Income Corp.
08/15/2027	3.950%	193,000	185,863
02/15/2034	5.125%	1,325,000	1,282,243
Total			7,733,447
Retailers 0.2%
Amazon.com, Inc.
08/22/2027	3.150%	1,145,000	1,085,507
05/12/2031	2.100%	791,000	661,061
Asbury Automotive Group, Inc.
03/01/2030	4.750%	1,725,000	1,582,125
AutoNation, Inc.
11/15/2024	3.500%	2,185,000	2,160,162
10/01/2025	4.500%	2,465,000	2,425,241
AutoZone, Inc.
04/21/2026	3.125%	415,000	398,057
11/01/2028	6.250%	533,000	553,356
01/15/2031	1.650%	1,175,000	936,757
Cencosud SA(a)
05/28/2031	5.950%	800,000	791,060
Dick’s Sporting Goods, Inc.
01/15/2052	4.100%	2,690,000	1,906,551
Gap Inc. (The)(a)
10/01/2029	3.625%	1,550,000	1,339,747
Hanesbrands, Inc.(a)
05/15/2026	4.875%	1,475,000	1,430,557
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Depot Inc (The)
04/15/2030	2.700%	1,436,000	1,267,212
Home Depot, Inc. (The)
04/15/2029	4.900%	127,000	126,741
Kontoor Brands, Inc.(a)
11/15/2029	4.125%	475,000	429,063
L Brands, Inc.
07/01/2036	6.750%	1,495,000	1,488,269
Lowe’s Companies, Inc.
07/01/2053	5.750%	467,000	460,264
04/01/2062	4.450%	345,000	267,218
04/01/2063	5.850%	355,000	347,176
Macy’s Retail Holdings LLC
12/15/2034	4.500%	1,950,000	1,674,292
Magic MergeCo, Inc.(a)
05/01/2029	7.875%	1,400,000	949,379
O’Reilly Automotive, Inc.
11/20/2026	5.750%	2,580,000	2,607,621
Sally Holdings LLC/Capital, Inc.
03/01/2032	6.750%	3,215,000	3,156,301
Tractor Supply Co.
11/01/2030	1.750%	3,885,000	3,128,280
Walmart, Inc.
04/15/2030	4.000%	1,766,000	1,704,756
Total			32,876,753
Stranded Utility 0.0%
Empire District Bondco LLC
01/01/2037	5.091%	3,300,000	3,212,738
Supermarkets 0.0%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	1,922,330
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2029	3.500%	1,770,000	1,581,579
C&S Group Enterprises LLC(a)
12/15/2028	5.000%	725,000	536,222
Total			4,040,131
Supranational 0.1%
Corp Andina de Fomento
01/24/2029	5.000%	495,000	490,884
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	2,548,157
07/15/2027	6.750%	4,000,000	4,179,291
Total			7,218,332
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.2%
Adobe, Inc.
04/04/2034	4.950%	1,172,000	1,159,249
Arrow Electronics, Inc.
04/10/2034	5.875%	5,112,000	5,020,073
Atlassian Corp.
05/15/2034	5.500%	1,715,000	1,700,437
Avnet, Inc.
03/15/2028	6.250%	883,000	903,724
06/01/2032	5.500%	795,000	759,659
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	1,500,000	1,404,852
Boxer Parent Co., Inc.(a)
03/01/2026	9.125%	2,500,000	2,509,962
Broadcom, Inc.
10/15/2024	3.625%	320,000	317,552
Broadcom, Inc.(a)
04/15/2029	4.000%	2,765,000	2,614,859
02/15/2031	2.450%	2,435,000	2,033,415
11/15/2035	3.137%	4,561,000	3,621,392
11/15/2036	3.187%	9,456,000	7,413,504
05/15/2037	4.926%	3,016,000	2,806,438
CDW LLC/Finance Corp.
05/01/2025	4.125%	2,500,000	2,456,134
12/01/2028	3.276%	3,880,000	3,504,088
Cisco Systems, Inc.
02/26/2027	4.800%	614,000	612,238
02/26/2029	4.850%	1,233,000	1,229,277
02/26/2031	4.950%	1,536,000	1,527,285
02/26/2034	5.050%	1,471,000	1,461,340
02/26/2054	5.300%	622,000	609,982
02/26/2064	5.350%	705,000	685,024
CommScope, Inc.(a)
09/01/2029	4.750%	155,000	109,638
Concentrix Corp.
08/02/2028	6.600%	3,776,000	3,806,636
08/02/2033	6.850%	2,517,000	2,464,593
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,475,000	1,365,267
Constellation Software, Inc.(a)
02/16/2029	5.158%	1,313,000	1,302,135
DXC Technology Co.
09/15/2028	2.375%	5,845,000	5,001,521
Equifax, Inc.
06/01/2028	5.100%	5,695,000	5,655,213
05/15/2030	3.100%	3,200,000	2,838,947
Equinix Europe 2 Financing Corp. LLC
06/15/2034	5.500%	1,810,000	1,790,209

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Everi Holdings, Inc.(a)
07/15/2029	5.000%	2,100,000	2,040,555
Fidelity National Information Services, Inc.
03/01/2041	3.100%	2,890,000	2,062,147
Fiserv, Inc.
07/01/2024	2.750%	699,000	697,231
03/15/2027	5.150%	1,364,000	1,361,007
07/01/2049	4.400%	402,000	327,383
Flex Ltd.
01/15/2028	6.000%	2,560,000	2,590,342
Foundry JV Holdco LLC(a)
01/25/2030	5.900%	733,000	743,048
01/25/2032	6.150%	652,000	665,115
Genpact Luxembourg SARL/Genpact USA, Inc.(c)
06/04/2029	6.000%	1,395,000	1,402,649
Global Payments, Inc.
11/15/2024	1.500%	3,215,000	3,153,798
03/01/2026	1.200%	2,536,000	2,353,168
08/15/2029	3.200%	1,893,000	1,690,331
08/15/2052	5.950%	388,000	375,181
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	375,000	388,603
HP, Inc.
06/17/2031	2.650%	859,000	721,425
IBM International Capital Pte., Ltd.
02/05/2031	4.750%	1,854,000	1,803,640
02/05/2044	5.250%	776,000	731,186
02/05/2054	5.300%	693,000	646,528
Imola Merger Corp.(a)
05/15/2029	4.750%	1,680,000	1,563,502
Insight Enterprises, Inc.(a)
05/15/2032	6.625%	540,000	543,475
Intel Corp.
08/05/2027	3.750%	749,000	720,038
02/10/2030	5.125%	1,202,000	1,200,259
08/12/2041	2.800%	1,055,000	729,079
02/10/2053	5.700%	448,000	438,275
02/21/2054	5.600%	535,000	516,441
08/12/2061	3.200%	430,000	262,726
International Business Machines Corp.
05/15/2029	3.500%	607,000	564,813
Intuit, Inc.
09/15/2028	5.125%	2,311,000	2,323,826
09/15/2033	5.200%	1,254,000	1,251,823
09/15/2053	5.500%	1,640,000	1,635,515
KLA Corp.
02/01/2034	4.700%	680,000	655,840
07/15/2062	5.250%	573,000	545,881
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kyndryl Holdings, Inc.
10/15/2028	2.700%	3,200,000	2,836,642
Leidos, Inc.
02/15/2031	2.300%	845,000	692,505
Marvell Technology, Inc.
02/15/2029	5.750%	815,000	829,062
Microchip Technology, Inc.
03/15/2029	5.050%	3,140,000	3,112,178
Micron Technology, Inc.
11/01/2029	6.750%	3,575,000	3,792,947
Microsoft Corp.(a)
09/15/2050	2.500%	315,000	195,127
Motorola Solutions, Inc.
04/15/2029	5.000%	953,000	939,873
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	1,994,000	2,152,481
NetApp, Inc.
06/22/2025	1.875%	1,845,000	1,773,174
NXP BV/Funding LLC
03/01/2026	5.350%	1,056,000	1,052,738
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	342,000	308,273
05/11/2041	3.250%	450,000	328,225
Open Text Corp.(a)
12/01/2027	6.900%	650,000	666,454
Open Text Holdings, Inc.(a)
12/01/2031	4.125%	1,835,000	1,578,724
Oracle Corp.
11/15/2027	3.250%	2,409,000	2,262,270
03/25/2028	2.300%	903,000	812,331
11/09/2029	6.150%	997,000	1,040,597
11/15/2037	3.800%	2,081,000	1,709,248
03/25/2041	3.650%	462,000	353,880
04/01/2050	3.600%	855,000	595,088
03/25/2051	3.950%	1,785,000	1,314,112
02/06/2053	5.550%	1,855,000	1,750,933
05/15/2055	4.375%	47,000	36,447
04/01/2060	3.850%	513,000	351,701
PayPal Holdings, Inc.
06/01/2034	5.150%	8,470,000	8,332,472
Qorvo, Inc.
12/15/2024	1.750%	1,200,000	1,171,872
QUALCOMM, Inc.
05/20/2053	6.000%	1,301,000	1,399,774
S&P Global, Inc.
03/01/2029	2.700%	1,348,000	1,214,560
08/15/2030	1.250%	592,000	474,837
03/01/2032	2.900%	759,000	652,419
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seagate HDD Cayman
12/01/2032	9.625%	1,116,475	1,264,952
Sensata Technologies, Inc.(a),(c)
07/15/2032	6.625%	500,000	501,660
Teledyne FLIR LLC
08/01/2030	2.500%	3,200,000	2,699,860
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,550,000	1,548,599
Tencent Holdings Ltd.(a)
04/22/2051	3.840%	760,000	561,571
Texas Instruments, Inc.
05/18/2063	5.050%	1,317,000	1,227,003
VMware, Inc.
08/15/2026	1.400%	1,441,000	1,319,137
Western Union Co. (The)
03/15/2026	1.350%	140,000	129,719
Zebra Technologies Corp.(a)
06/01/2032	6.500%	415,000	417,863
Total			158,790,781
Tobacco 0.6%
Altria Group, Inc.
11/01/2028	6.200%	1,116,000	1,153,338
05/06/2030	3.400%	1,280,000	1,150,396
02/04/2041	3.400%	3,910,000	2,796,778
BAT Capital Corp.
08/15/2027	3.557%	409,000	387,287
03/25/2028	2.259%	1,930,000	1,721,470
02/20/2031	5.834%	560,000	566,897
03/25/2031	2.726%	15,000	12,604
02/20/2034	6.000%	5,574,000	5,634,799
08/15/2037	4.390%	701,000	591,394
08/02/2043	7.079%	602,000	642,450
08/15/2047	4.540%	3,863,000	2,997,418
09/06/2049	4.758%	309,000	244,294
03/16/2052	5.650%	2,530,000	2,272,005
08/02/2053	7.081%	2,815,000	3,025,811
BAT International Finance PLC
03/16/2028	4.448%	8,000,000	7,725,708
02/02/2029	5.931%	2,973,000	3,037,117
Imperial Brands Finance PLC(a)
07/26/2024	3.125%	2,000,000	1,991,104
07/21/2025	4.250%	2,000,000	1,965,401
Philip Morris International, Inc.
02/13/2029	4.875%	1,516,000	1,493,580
09/07/2030	5.500%	2,295,000	2,316,021
02/13/2031	5.125%	2,355,000	2,318,671
09/07/2033	5.625%	11,200,000	11,290,226
02/13/2034	5.250%	5,587,000	5,469,950
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,309,089
08/15/2035	5.700%	6,525,000	6,396,632
09/15/2043	6.150%	314,000	307,632
08/15/2045	5.850%	4,133,000	3,849,041
Vector Group Ltd.(a)
02/01/2029	5.750%	3,250,000	2,982,146
Total			75,649,259
Transportation Services 0.4%
Element Fleet Management Corp.(a)
06/15/2025	3.850%	2,795,000	2,738,606
03/13/2027	5.643%	2,289,000	2,289,342
12/04/2028	6.319%	6,715,000	6,921,754
ERAC USA Finance LLC(a)
11/01/2025	3.800%	2,500,000	2,441,061
12/01/2026	3.300%	3,435,000	3,279,065
03/15/2042	5.625%	1,689,000	1,683,656
11/01/2046	4.200%	1,041,000	847,109
FedEx Corp.
04/01/2046	4.550%	311,000	257,710
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%	599,067	489,551
GN Bondco LLC(a)
10/15/2031	9.500%	3,975,000	3,614,133
Penske Truck Leasing Co. LP/Finance Corp.(a)
11/15/2025	1.200%	842,000	789,882
03/30/2029	5.350%	3,738,000	3,719,058
06/15/2030	6.200%	2,234,000	2,313,773
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)
06/15/2026	1.700%	1,236,000	1,142,846
Penske Truck Leasing Co., LP/Finance Corp.(a)
07/15/2025	4.000%	905,000	888,320
Ryder System, Inc.
06/01/2028	5.250%	851,000	852,247
12/01/2028	6.300%	302,000	313,531
03/15/2029	5.375%	2,530,000	2,537,332
06/01/2029	5.500%	2,078,000	2,086,342
12/01/2033	6.600%	1,078,000	1,148,501
Triton Container International Ltd.(a)
04/15/2026	2.050%	617,000	571,866
06/15/2031	3.150%	527,000	435,212
TTX Co.(a)
01/15/2025	3.600%	1,620,000	1,599,903
United Parcel Service, Inc.
05/22/2054	5.500%	6,640,000	6,578,238

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
XPO, Inc.(a)
06/01/2028	6.250%	575,000	574,913
06/01/2031	7.125%	275,000	280,098
02/01/2032	7.125%	865,000	881,102
Total			51,275,151
Wireless 0.7%
Altice France SA(a)
10/15/2029	5.500%	804,000	540,030
American Tower Corp.
03/15/2027	3.650%	684,000	654,269
04/15/2031	2.700%	4,545,000	3,822,437
09/15/2031	2.300%	477,000	386,174
03/15/2033	5.650%	3,500,000	3,507,334
07/15/2033	5.550%	6,586,000	6,547,301
Crown Castle Inc
03/01/2034	5.800%	681,000	685,626
Crown Castle International Corp.
07/15/2026	1.050%	401,000	365,538
03/15/2027	2.900%	684,000	639,539
07/01/2030	3.300%	3,200,000	2,830,978
04/01/2031	2.100%	877,000	705,715
07/15/2031	2.500%	4,356,000	3,578,291
04/01/2041	2.900%	1,033,000	714,211
Crown Castle, Inc.
09/01/2028	4.800%	1,609,000	1,570,691
06/01/2029	5.600%	7,457,000	7,504,268
05/01/2033	5.100%	381,000	365,838
Digicel Group Holdings Ltd.(a),(e),(f),(i)
12/31/2030	0.000%	4,962	4,712
12/31/2030	0.000%	157	57
12/31/2030	0.000%	58,946	6
12/31/2030	0.000%	17,885	2
Digicel Holdings Bermuda Ltd./International Finance Ltd.(o)
05/25/2027	9.000%	3,206,692	3,130,582
Digicel Midco Ltd.(o)
11/25/2028	10.500%	978,832	782,885
Sprint Capital Corp.
11/15/2028	6.875%	3,216,000	3,399,150
03/15/2032	8.750%	2,983,000	3,570,245
Sprint Corp.
06/15/2024	7.125%	5,225,000	5,226,815
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	1,280,750	1,272,704
03/20/2028	5.152%	6,620,000	6,571,401
T-Mobile US, Inc.
02/15/2026	2.250%	99,000	93,740
04/15/2027	3.750%	3,514,000	3,368,884
02/01/2028	4.750%	961,000	944,434
02/15/2028	2.050%	1,548,000	1,382,766
02/15/2029	2.625%	597,000	531,521
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/15/2029	3.375%	3,200,000	2,938,053
04/15/2030	3.875%	5,132,000	4,769,809
04/15/2031	3.500%	3,258,000	2,911,395
07/15/2033	5.050%	4,690,000	4,564,981
04/15/2040	4.375%	1,179,000	1,025,567
02/15/2041	3.000%	3,880,000	2,781,829
04/15/2050	4.500%	213,000	177,355
06/15/2054	6.000%	373,000	384,800
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	1,820,000	1,510,390
04/15/2032	7.750%	650,000	633,202
Total			86,395,525
Wirelines 0.4%
AT&T, Inc.
02/15/2034	5.400%	5,560,000	5,515,508
05/15/2035	4.500%	169,000	154,561
08/15/2037	4.900%	552,000	511,125
06/01/2041	3.500%	412,000	314,495
09/15/2053	3.500%	4,787,000	3,235,713
09/15/2055	3.550%	3,950,000	2,653,488
09/15/2059	3.650%	4,199,000	2,798,797
Bell Telephone Co. of Canada
02/15/2054	5.550%	3,205,000	3,089,108
C&W Senior Financing DAC(a)
09/15/2027	6.875%	385,000	367,235
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%	2,308,000	2,366,152
GCI LLC(a)
10/15/2028	4.750%	1,735,000	1,575,313
Iliad Holding SAS(a)
10/15/2026	6.500%	550,000	547,367
10/15/2028	7.000%	500,000	495,187
Level 3 Financing, Inc.(a)
04/15/2029	10.500%	1,925,000	1,920,655
06/15/2029	4.875%	225,000	134,989
11/15/2029	11.000%	6,771,745	6,949,707
04/01/2030	4.500%	425,000	243,347
05/15/2030	10.500%	950,000	939,998
Telecom Italia Capital SA(a)
06/04/2038	7.721%	1,044,000	1,087,775
Telecom Italia Capital SA
06/04/2038	7.721%	506,000	462,838
Total Play Telecomunicaciones SA de CV(a)
09/20/2028	6.375%	1,270,000	660,817
Verizon Communications, Inc.
02/15/2025	3.376%	2,527,000	2,486,657
03/22/2030	3.150%	530,000	474,934
01/20/2031	1.750%	555,000	445,566
03/21/2031	2.550%	552,000	465,364
03/15/2032	2.355%	5,418,000	4,397,527
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/2034	4.400%	1,750,000	1,613,561
03/22/2041	3.400%	1,913,000	1,462,074
09/15/2043	6.550%	886,000	977,796
02/23/2054	5.500%	3,762,000	3,660,639
Total			52,008,293
Total Corporate Bonds & Notes (Cost $3,845,344,996)			3,670,920,898

Foreign Government Obligations(p) 1.4%

Australia 0.0%
NBN Co., Ltd.(a)
05/05/2026	1.450%	581,000	539,547
01/08/2027	1.625%	1,230,000	1,122,297
01/08/2032	2.500%	624,000	515,902
10/06/2033	6.000%	1,200,000	1,256,763
Total			3,434,509
Bermuda 0.0%
Bermuda Government International Bond(a)
08/20/2030	2.375%	1,105,000	922,489
Brazil 0.1%
Banco do Brasil SA(a)
03/18/2031	6.000%	1,550,000	1,515,744
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	1,160,000	1,144,674
Brazilian Government International Bond
10/20/2033	6.000%	350,000	339,369
03/15/2034	6.125%	2,675,000	2,602,156
05/13/2054	7.125%	1,175,000	1,150,561
Total			6,752,504
Canada 0.1%
Antares Holdings LP(a)
07/15/2027	3.750%	4,335,000	3,960,881
Province of British Columbia
09/01/2036	7.250%	2,000,000	2,393,759
Province of Manitoba
06/22/2026	2.125%	300,000	282,985
Province of Quebec(l)
03/02/2026	7.485%	230,000	237,629
Total			6,875,254
Chile 0.0%
Corp. Nacional del Cobre de Chile(a)
02/02/2033	5.125%	850,000	798,016
01/08/2034	5.950%	1,925,000	1,904,586
Foreign Government Obligations(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	2,150,000	2,190,306
11/04/2044	4.875%	200,000	165,943
Empresa Nacional del Petroleo(a)
11/06/2029	5.250%	450,000	437,557
Total			5,496,408
China 0.0%
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	300,000	294,091
Colombia 0.1%
Colombia Government International Bond
03/15/2029	4.500%	250,000	226,683
01/30/2030	3.000%	315,000	255,869
04/15/2031	3.125%	700,000	548,780
04/20/2033	8.000%	700,000	722,793
11/14/2035	8.000%	1,862,000	1,904,123
11/14/2053	8.750%	2,000,000	2,097,952
Ecopetrol SA
01/19/2029	8.625%	4,080,000	4,262,236
04/29/2030	6.875%	1,500,000	1,431,673
01/13/2033	8.875%	3,764,000	3,866,533
01/19/2036	8.375%	4,170,000	4,073,805
Total			19,390,447
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%	250,000	255,865
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/27/2025	5.500%	100,000	99,399
01/27/2025	5.500%	100,000	99,399
01/29/2026	6.875%	631,000	637,645
07/19/2028	6.000%	1,400,000	1,388,511
02/22/2029	5.500%	6,225,000	6,005,013
02/22/2029	5.500%	161,000	155,310
01/30/2030	4.500%	628,000	571,125
09/23/2032	4.875%	1,050,000	941,005
Total			9,897,407
France 0.1%
Electricite de France SA(a)
04/22/2034	5.950%	6,465,000	6,511,539
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%	450,000	430,532
10/07/2033	3.700%	794,000	643,039
Total			1,073,571

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Foreign Government Obligations(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%	977,000	767,768
MVM Energetika Zrt(a)
03/13/2031	6.500%	423,000	420,391
Total			1,188,159
India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	823,111
02/01/2028	3.875%	1,025,000	975,600
01/13/2031	2.250%	1,030,000	846,775
Indian Railway Finance Corp., Ltd.(a)
01/21/2032	3.570%	1,110,000	977,093
Power Finance Corp., Ltd.(a)
12/06/2028	6.150%	546,000	556,481
Total			4,179,060
Indonesia 0.1%
Freeport Indonesia PT(a)
04/14/2032	5.315%	1,045,000	1,006,725
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%	560,000	548,371
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,222,626
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2030	2.800%	1,000,000	878,652
PT Pertamina Persero(a)
08/25/2030	3.100%	1,424,000	1,248,828
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%	5,000,000	4,810,588
Total			9,715,790
Israel 0.0%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%	2,200,000	2,019,631
Italy 0.1%
Cassa Depositi e Prestiti SpA(a)
05/05/2026	5.750%	1,200,000	1,192,597
Republic of Italy Government International Bond
10/17/2029	2.875%	1,700,000	1,493,465
06/15/2033	5.375%	8,270,000	8,069,885
Total			10,755,947
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%	300,000	289,592
04/24/2030	5.375%	962,000	930,493
Foreign Government Obligations(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KazTransGas JSC(a)
09/26/2027	4.375%	200,000	187,859
Total			1,407,944
Mexico 0.3%
Comision Federal de Electricidad(a)
05/15/2029	4.688%	3,647,000	3,427,315
Mexico City Airport Trust(a)
10/31/2026	4.250%	1,435,000	1,381,941
04/30/2028	3.875%	420,000	393,843
10/31/2046	5.500%	2,303,000	1,952,067
07/31/2047	5.500%	5,582,000	4,732,839
Mexico Government International Bond
04/22/2029	4.500%	1,500,000	1,434,676
05/24/2031	2.659%	2,068,000	1,705,495
04/27/2032	4.750%	250,000	232,662
02/09/2035	6.350%	470,000	475,470
05/24/2061	3.771%	550,000	342,483
04/19/2071	3.750%	750,000	457,031
Pemex Project Funding Master Trust
06/15/2038	6.625%	50,000	35,786
Petroleos Mexicanos
10/16/2025	6.875%	1,060,000	1,049,361
03/13/2027	6.500%	11,947,000	11,307,284
02/12/2028	5.350%	2,276,000	2,019,686
01/23/2029	6.500%	625,000	566,524
01/28/2031	5.950%	3,025,000	2,453,890
02/16/2032	6.700%	5,923,000	4,987,421
02/07/2033	10.000%	1,375,000	1,386,851
06/15/2035	6.625%	1,015,000	781,188
09/21/2047	6.750%	1,542,000	1,033,236
02/12/2048	6.350%	503,000	325,790
Total			42,482,839
Morocco 0.0%
OCP SA(a)
06/23/2031	3.750%	357,000	301,320
05/02/2034	6.750%	2,981,000	3,004,418
Total			3,305,738
Norway 0.0%
Equinor ASA
04/06/2030	3.125%	826,000	750,445
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	600,000	597,518
Panama 0.1%
Banco Nacional de Panama(a)
08/11/2030	2.500%	875,000	671,020
08/11/2030	2.500%	600,000	460,128
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Foreign Government Obligations(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panama Government International Bond
03/16/2025	3.750%	200,000	196,328
01/23/2030	3.160%	657,000	547,545
03/01/2031	7.500%	1,300,000	1,346,387
09/29/2032	2.252%	200,000	142,673
01/19/2033	3.298%	250,000	191,629
01/31/2036	6.875%	1,200,000	1,163,650
03/01/2038	8.000%	1,720,000	1,801,562
Total			6,520,922
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%	730,000	692,223
Peru 0.0%
Corporación Financiera de Desarrollo SA(a)
09/28/2027	2.400%	600,000	536,535
Peruvian Government International Bond
01/23/2031	2.783%	420,000	354,314
03/14/2037	6.550%	1,785,000	1,880,723
Petroleos del Peru SA(a)
06/19/2032	4.750%	2,100,000	1,512,641
Total			4,284,213
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	800,000	686,772
01/15/2032	6.375%	400,000	426,476
10/23/2034	6.375%	275,000	297,749
Total			1,410,997
Qatar 0.0%
Nakilat, Inc.(a)
12/31/2033	6.067%	969,251	997,885
Romania 0.1%
Romanian Government International Bond(a)
02/17/2028	6.625%	200,000	204,627
02/14/2031	3.000%	2,100,000	1,740,247
01/30/2034	6.375%	1,532,000	1,528,476
05/25/2034	6.000%	5,488,000	5,366,471
Total			8,839,821
Saudi Arabia 0.0%
Saudi Government International Bond(a)
01/16/2054	5.750%	1,750,000	1,687,611
02/02/2061	3.450%	575,000	369,290
Total			2,056,901
Foreign Government Obligations(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Serbia 0.1%
Serbia International Bond(a)
12/01/2030	2.125%	6,640,000	5,261,355
09/26/2033	6.500%	2,800,000	2,807,501
Total			8,068,856
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	950,000	945,078
08/10/2028	6.350%	1,739,000	1,666,527
08/10/2028	8.450%	3,439,000	3,420,419
08/10/2028	8.450%	451,000	448,563
Republic of South Africa Government International Bond
10/12/2028	4.300%	525,000	470,583
09/30/2029	4.850%	3,275,000	2,934,761
06/22/2030	5.875%	750,000	698,478
04/20/2032	5.875%	2,300,000	2,072,004
Total			12,656,413
Ukraine 0.0%
Ukraine Government International Bond(a),(n)
09/01/2024	7.750%	2,410,000	747,872
02/01/2026	0.000%	1,000,000	315,680
09/01/2027	0.000%	3,050,000	860,115
11/01/2030	9.750%	3,850,000	1,171,624
Total			3,095,291
United Arab Emirates 0.0%
DP World Ltd.(a)
07/02/2037	6.850%	300,000	322,394
Finance Department Government of Sharjah(a)
11/23/2032	6.500%	202,000	208,491
Total			530,885
Total Foreign Government Obligations (Cost $203,891,743)			186,461,562

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	5,565,702
University of Michigan
Revenue Bonds
Taxable
Series 2022A
04/01/2122	4.454%	4,020,000	3,260,298

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2021B
11/01/2051	2.584%	2,020,000	1,260,041
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	553,073
Total			10,639,114
Hospital 0.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Health System
Series 2021
08/15/2051	3.000%	1,785,000	1,372,075
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	5,525,000	3,629,259
Total			5,001,334
Local General Obligation 0.0%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	3,221,141
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	3,000,000	2,193,525
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D-3
11/01/2032	2.400%	1,040,000	852,240
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	1,245,000	1,244,142
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,349,411
Total			6,639,318
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 0.0%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,063,492
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	1,710,316
Total			3,773,808
Total Municipal Bonds (Cost $35,513,102)			29,274,715

Residential Mortgage-Backed Securities - Agency 26.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-84 Class Z
09/25/2041	5.250%	1,219,558	1,191,984
Federal Home Loan Mortgage Corp.
08/01/2024- 02/01/2025	8.000%	141	141
10/01/2028- 07/01/2032	7.000%	83,697	86,069
10/01/2031- 07/01/2037	6.000%	280,544	288,085
04/01/2033- 08/01/2053	5.500%	26,837,929	26,511,140
10/01/2039- 08/01/2053	5.000%	39,880,754	38,417,131
09/01/2040- 10/01/2052	4.000%	100,461,192	91,467,293
09/01/2040- 09/01/2052	4.500%	49,780,868	46,671,923
06/01/2043- 05/01/2052	3.500%	58,275,522	52,000,676
08/01/2046- 06/01/2052	3.000%	105,914,166	90,223,827
06/01/2050- 10/01/2052	2.500%	312,738,929	254,031,128
12/01/2050- 06/01/2052	2.000%	94,813,245	73,412,021
CMO Series 2060 Class Z
05/15/2028	6.500%	33,274	33,412
CMO Series 2310 Class Z
04/15/2031	6.000%	32,319	32,533
CMO Series 2725 Class TA
12/15/2033	4.500%	1,466,131	1,431,158
CMO Series 2882 Class ZC
11/15/2034	6.000%	2,400,498	2,438,442
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2953 Class LZ
03/15/2035	6.000%	2,071,217	2,100,924
CMO Series 3028 Class ZE
09/15/2035	5.500%	158,752	152,725
CMO Series 3032 Class PZ
09/15/2035	5.800%	382,831	381,599
CMO Series 3071 Class ZP
11/15/2035	5.500%	8,334,739	8,225,447
CMO Series 3121 Class EZ
03/15/2036	6.000%	81,989	82,417
CMO Series 3181 Class AZ
07/15/2036	6.500%	25,473	26,133
CMO Series 353 Class 300
12/15/2046	3.000%	4,963,572	4,264,979
CMO Series 3740 Class BA
10/15/2040	4.000%	1,032,745	974,977
CMO Series 3747 Class HY
10/15/2040	4.500%	2,819,746	2,738,196
CMO Series 3753 Class KZ
11/15/2040	4.500%	4,828,801	4,602,076
CMO Series 3769 Class ZC
12/15/2040	4.500%	2,433,414	2,321,987
CMO Series 3841 Class JZ
04/15/2041	5.000%	219,620	214,640
CMO Series 3888 Class ZG
07/15/2041	4.000%	470,041	445,570
CMO Series 3926 Class NY
09/15/2041	4.000%	404,562	384,486
CMO Series 3928 Class MB
09/15/2041	4.500%	740,150	707,203
CMO Series 3934 Class CB
10/15/2041	4.000%	2,498,731	2,354,673
CMO Series 3982 Class TZ
01/15/2042	4.000%	965,913	896,633
CMO Series 4027 Class AB
12/15/2040	4.000%	1,104,131	1,053,045
CMO Series 4057 Class ZB
06/15/2042	3.500%	5,455,137	4,977,994
CMO Series 4057 Class ZL
06/15/2042	3.500%	5,908,133	5,389,016
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	5,611,985
CMO Series 4182 Class QN
02/15/2033	3.000%	80,596	80,045
CMO Series 4361 Class VB
02/15/2038	3.000%	1,256,613	1,241,796
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4440 Class ZX
01/15/2045	4.000%	12,391,618	11,080,550
CMO Series 4463 Class ZA
04/15/2045	4.000%	4,319,612	4,046,086
CMO Series 4495 Class PA
09/15/2043	3.500%	106,851	102,275
CMO Series 4682 Class HZ
04/15/2047	3.500%	2,923,071	2,613,813
CMO Series 4771 Class HZ
03/15/2048	3.500%	9,952,991	8,692,942
CMO Series 4787 Class PY
05/15/2048	4.000%	1,013,591	914,425
CMO Series 4793 Class CD
06/15/2048	3.000%	860,500	747,079
CMO Series 4839 Class A
04/15/2051	4.000%	2,509,414	2,338,311
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,141,490	957,308
Federal Home Loan Mortgage Corp.(b),(g)
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/15/2043	0.662%	10,825,918	725,933
CMO Series 2013-4258 Class SJ
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/15/2043	1.212%	2,809,520	360,908
CMO Series 2014-4313 Class MS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/15/2039	0.712%	3,909,464	248,622
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	0.512%	5,644,922	448,307
CMO Series 274 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2042	0.562%	7,229,608	598,275
CMO Series 279 Class S6
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	0.612%	4,849,717	396,558

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 299 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2043	0.562%	2,992,336	232,773
CMO Series 300 Class S1
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 01/15/2043	0.662%	7,462,718	629,937
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	0.512%	12,325,333	1,017,247
CMO Series 336 Class 30
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2044	0.612%	5,152,923	422,830
CMO Series 3404 Class AS
-1.0 x 30-day Average SOFR + 5.781% Cap 5.895% 01/15/2038	0.457%	1,367,237	79,397
CMO Series 3578 Class DI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 04/15/2036	1.212%	2,005,705	119,257
CMO Series 3833 Class LI
-1.0 x 30-day Average SOFR + 0.286% 10/15/2040	0.219%	4,849,908	342,652
CMO Series 3892 Class SC
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2041	0.512%	3,102,842	197,259
CMO Series 3997 Class SK
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/15/2041	1.162%	5,168,527	241,541
CMO Series 4087 Class SC
-1.0 x 30-day Average SOFR + 5.436% Cap 5.550% 07/15/2042	0.112%	3,779,413	181,224
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4281 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2043	0.662%	6,193,626	381,728
CMO Series 4635 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2046	0.662%	9,469,721	501,177
CMO Series 4910 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	0.612%	15,012,263	1,706,027
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	0.612%	6,779,978	483,061
CMO STRIPS Series 337 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2044	0.612%	4,180,458	358,253
Federal Home Loan Mortgage Corp.(q)
12/01/2051	2.500%	5,288,643	4,352,655
02/01/2052	3.000%	21,733,255	18,304,139
Federal Home Loan Mortgage Corp.(b)
CMO Series 2380 Class F
30-day Average SOFR + 0.564% Floor 0.450%, Cap 8.500% 11/15/2031	5.888%	48,909	48,787
CMO Series 2557 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 01/15/2033	5.838%	113,149	112,806
CMO Series 2962 Class PF
30-day Average SOFR + 0.364% Floor 0.250%, Cap 7.000% 03/15/2035	5.688%	53,282	53,041
CMO Series 2981 Class FU
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 05/15/2030	5.638%	149,229	147,685
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3065 Class EB
-3.0 x 30-day Average SOFR + 19.547% Cap 19.890% 11/15/2035	3.575%	275,036	276,254
CMO Series 3081 Class GC
-3.7 x 30-day Average SOFR + 23.414% Cap 23.833% 12/15/2035	3.893%	442,535	429,238
CMO Series 3085 Class FV
30-day Average SOFR + 0.814% Floor 0.700%, Cap 8.000% 08/15/2035	6.138%	386,670	387,160
CMO Series 3564 Class FC
30-day Average SOFR + 1.364% Floor 1.250%, Cap 6.500% 01/15/2037	6.500%	148,892	148,541
CMO Series 3680 Class FA
30-day Average SOFR + 1.114% Floor 1.000%, Cap 6.000% 06/15/2040	6.000%	451,265	443,839
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	17,495	16,268
CMO Series 4048 Class FJ
30-day Average SOFR + 0.514% Floor 0.400%, Cap 9,999.000% 07/15/2037	5.618%	670,730	662,202
CMO Series 5115 Class FD
30-day Average SOFR + 0.250% Floor 0.250%, Cap 4.000% 08/15/2043	4.000%	5,972,837	5,618,948
Federal Home Loan Mortgage Corp.(g)
CMO Series 303 Class C21
01/15/2043	4.000%	9,449,190	1,531,726
CMO Series 303 Class C30
12/15/2042	4.500%	6,026,260	929,516
CMO Series 364 Class C15
12/15/2046	3.500%	3,851,866	606,609
CMO Series 4146 Class IA
12/15/2032	3.500%	4,025,206	377,089
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4186 Class IB
03/15/2033	3.000%	4,134,560	337,680
CMO Series 4627 Class PI
05/15/2044	3.500%	1,197,653	31,204
CMO Series 4698 Class BI
07/15/2047	5.000%	10,683,092	1,750,568
CMO Series 5048 Class HI
01/15/2042	4.500%	2,711,918	417,509
CMO Series 5078 Class NI
06/15/2042	4.000%	2,740,000	483,669
Federal Home Loan Mortgage Corp.(d),(g)
CMO Series 351 Class 213
02/15/2046	4.143%	273,498	48,980
CMO Series 364 Class 141
12/15/2046	2.731%	313,854	42,628
CMO Series 364 Class 151
12/15/2046	3.373%	307,426	47,568
CMO Series 364 Class 158
12/15/2046	3.775%	164,666	28,202
CMO Series 364 Class 167
12/15/2046	2.550%	292,453	33,534
CMO Series 364 Class C23
12/15/2046	2.938%	3,811,409	516,566
CMO Series 364 Class C24
12/15/2046	3.459%	2,154,411	344,011
CMO Series 364 Class C25
12/15/2046	3.974%	658,954	120,571
CMO Series 368 Class C15
01/25/2048	3.254%	4,177,347	573,047
CMO Series 5094 Class IO
12/15/2048	1.472%	12,998,626	1,024,483
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(g)
CMO Series K051 Class X1
09/25/2025	0.490%	16,320,363	79,926
CMO Series K058 Class X1
08/25/2026	0.905%	2,275,559	36,824
CMO Series KW02 Class X1
12/25/2026	0.129%	7,274,571	18,595
Federal Home Loan Mortgage Corp. REMICS(b),(g)
CMO Series 204236 Class IS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2043	0.562%	9,901,696	760,806

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 204419 Class BS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2053	0.612%	24,948,235	2,413,373
CMO Series 204461 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 04/15/2045	0.762%	5,798,871	522,143
CMO Series 204839 Class WS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/15/2056	0.662%	36,782,056	4,211,906
Federal Home Loan Mortgage Corp. REMICS(g)
CMO Series 204695 Class OI
06/15/2047	4.000%	2,804,398	503,353
CMO Series 204864 Class IU
12/15/2048	4.500%	2,565,973	508,161
CMO Series 205012 Class MI
09/25/2050	4.000%	9,071,463	1,896,381
CMO Series 205038 Class ID
11/25/2050	3.500%	29,235,480	5,288,333
CMO Series 4257 Class IK
12/15/2042	4.000%	3,261,204	566,328
CMO Series 4999 Class IA
08/25/2050	4.500%	26,533,826	6,026,458
CMO Series 5043 Class IO
11/25/2050	5.000%	15,727,911	3,524,023
CMO Series 5058 Class NI
06/25/2050	3.000%	14,847,499	2,522,005
CMO Series 5079 Class DI
02/25/2051	6.500%	9,505,384	1,796,680
CMO Series 5081 Class PI
03/25/2051	3.000%	42,803,349	7,209,034
CMO Series 5088 Class IB
03/25/2051	2.500%	24,585,527	3,811,300
CMO Series 5095 Class AI
04/25/2051	3.500%	20,714,504	3,738,133
CMO Series 5113 Class MI
06/25/2051	3.500%	17,406,988	3,381,998
CMO Series 5115 Class GI
09/25/2050	3.000%	10,441,010	1,763,985
CMO Series 5148 Class EI
10/25/2051	3.000%	44,706,400	7,423,319
CMO Series 5153 Class JI
10/25/2051	3.500%	8,146,706	1,517,981
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5217 Class PI
04/25/2052	3.500%	5,389,598	578,388
CMO Series 5223 Class IM
02/25/2042	5.500%	9,359,795	1,597,228
Federal Home Loan Mortgage Corp. REMICS
CMO Series 3843 Class JZ
04/15/2041	5.100%	1,073,317	1,038,085
CMO Series 4372 Class Z
08/15/2044	3.000%	2,896,121	2,529,546
CMO Series 4402 Class YB
10/15/2044	3.000%	2,459,188	2,149,851
CMO Series 4612 Class HZ
08/15/2046	2.500%	7,269,784	5,715,842
CMO Series 4753 Class VZ
12/15/2047	3.000%	1,208,963	897,816
CMO Series 4755 Class Z
02/15/2048	3.000%	1,208,963	1,010,205
CMO Series 5237 Class GA
09/25/2046	4.000%	2,146,376	2,022,536
Federal Home Loan Mortgage Corp. REMICS(d),(g)
CMO Series 5065 Class EI
11/25/2044	5.387%	1,300,923	277,095
Federal National Mortgage Association
02/01/2025- 08/01/2027	8.000%	4,266	4,294
03/01/2026- 03/01/2053	7.000%	1,201,713	1,234,877
04/01/2027- 06/01/2032	7.500%	17,315	17,556
05/01/2029- 03/01/2053	6.000%	30,889,641	31,029,928
03/01/2033- 09/01/2053	5.500%	105,380,647	103,742,718
09/01/2033- 10/01/2052	3.000%	252,301,421	213,611,073
10/01/2033- 12/01/2052	3.500%	97,633,642	86,854,603
02/01/2037- 06/01/2062	2.500%	299,079,500	243,664,730
07/01/2039- 08/01/2053	5.000%	110,949,826	106,930,238
08/01/2040- 04/01/2052	2.000%	331,815,157	258,411,591
10/01/2040- 06/01/2056	4.500%	87,287,166	81,863,577
02/01/2041- 11/01/2052	4.000%	101,653,700	93,337,301
11/01/2050- 06/01/2051	1.500%	39,763,524	29,326,436
CMO Series 2003-22 Class Z
04/25/2033	6.000%	73,614	74,291
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-33 Class PT
05/25/2033	4.500%	3,471	3,336
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	373,284	368,951
CMO Series 2010-139 Class HA
11/25/2040	4.000%	1,341,635	1,233,938
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	2,783,722	2,637,576
CMO Series 2011-53 Class WT
06/25/2041	4.500%	248,821	241,936
CMO Series 2011-87 Class GB
09/25/2041	4.500%	7,000,000	6,633,489
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	9,548,038	8,658,752
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	7,510,777	6,813,686
CMO Series 2012-94
09/25/2042	3.500%	8,715,334	7,910,578
CMO Series 2013-106 Class LA
08/25/2041	4.000%	1,433,265	1,351,162
CMO Series 2013-16 Class GD
03/25/2033	3.000%	664,481	655,147
CMO Series 2013-66 Class AP
05/25/2043	6.000%	38,654	35,657
CMO Series 2018-38 Class PA
06/25/2047	3.500%	406,903	382,866
CMO Series 2018-64 Class ET
09/25/2048	3.000%	2,486,521	2,135,199
CMO Series 2018-94D Class KD
12/25/2048	3.500%	646,175	573,958
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	3,161,107	2,843,770
CMO Series 98-17 Class Z
04/18/2028	6.500%	17,272	17,104
Federal National Mortgage Association(q)
06/01/2050	2.000%	19,267,803	15,022,163
02/01/2051	2.500%	3,073,626	2,493,129
04/01/2052	3.000%	38,915,418	32,747,500
06/01/2052- 10/01/2052	4.500%	42,886,842	40,164,761
Federal National Mortgage Association(b),(g)
CMO Series 2004-29 Class PS
-1.0 x 30-day Average SOFR + 7.486% Cap 7.600% 05/25/2034	2.162%	913,872	89,235
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-43 Class SJ
-1.0 x 30-day Average SOFR + 6.476% Cap 6.590% 06/25/2036	1.152%	660,993	55,843
CMO Series 2009-100 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 12/25/2039	0.762%	2,173,346	186,773
CMO Series 2009-87 Class NS
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 11/25/2039	0.812%	3,174,358	202,266
CMO Series 2010-131 Class SA
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/25/2040	1.162%	2,789,791	274,997
CMO Series 2010-21 Class SA
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 03/25/2040	0.812%	4,938,956	272,737
CMO Series 2010-57 Class SA
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/25/2040	1.012%	1,233,937	98,498
CMO Series 2011-131 Class ST
-1.0 x 30-day Average SOFR + 6.426% Cap 6.540% 12/25/2041	1.102%	15,920,927	1,807,571
CMO Series 2011-47 Class GS
-1.0 x 30-day Average SOFR + 5.816% Cap 5.930% 06/25/2041	0.492%	4,090,619	264,805
CMO Series 2012-17 Class MS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2027	1.262%	583,775	6,320
CMO Series 2013-10 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2043	0.712%	3,678,374	292,467

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-124 Class SB
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 12/25/2043	0.512%	10,365,650	863,158
CMO Series 2013-19 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2041	0.762%	3,240,030	182,149
CMO Series 2013-34 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	0.712%	10,247,288	1,004,746
CMO Series 2014-40 Class HS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 07/25/2044	1.262%	2,612,947	376,026
CMO Series 2014-52 Class SL
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2044	0.662%	4,387,304	450,436
CMO Series 2015-81 Class SD
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 01/25/2037	1.262%	2,721,733	168,618
CMO Series 2016-19 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2046	0.662%	3,781,986	197,358
CMO Series 2016-32 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2034	0.662%	1,711,039	109,174
CMO Series 2016-60 Class QS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	0.662%	4,917,711	351,211
CMO Series 2016-60 Class SD
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	0.662%	17,012,362	904,352
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-60 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2046	0.812%	4,848,812	312,742
CMO Series 2016-82 Class SG
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/25/2046	0.662%	6,817,419	426,359
CMO Series 2016-88 Class BS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/25/2046	0.662%	11,866,773	888,952
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	1.212%	2,974,844	205,167
CMO Series 2017-26 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2047	0.712%	4,561,908	249,118
CMO Series 2017-57 Class SD
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 08/25/2047	0.000%	5,502,213	120,043
CMO Series 2018-43 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2038	0.812%	3,730,571	272,431
CMO Series 2018-61 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 08/25/2048	0.762%	2,692,664	196,973
CMO Series 2019-35 Class SH
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2049	0.712%	11,355,087	678,497
CMO Series 2019-39 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/25/2049	0.662%	10,476,141	660,372
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
CMO Series 2004-93 Class FC
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 12/25/2034	5.638%	191,336	189,371
CMO Series 2006-71 Class SH
-2.6 x 30-day Average SOFR + 15.437% Cap 15.738% 05/25/2035	1.474%	119,505	110,604
CMO Series 2007-90 Class F
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 09/25/2037	5.928%	9,201	9,150
CMO Series 2007-W7 Class 1A4
-6.0 x 30-day Average SOFR + 38.493% Cap 39.180% 07/25/2037	6.551%	38,852	44,260
CMO Series 2008-15 Class AS
-5.0 x 30-day Average SOFR + 32.428% Cap 33.000% 08/25/2036	5.809%	196,447	228,655
CMO Series 2010-142 Class HS
-2.0 x 30-day Average SOFR + 9.771% Cap 10.000% 12/25/2040	0.000%	452,249	262,436
CMO Series 2010-150 Class FL
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 10/25/2040	5.988%	89,271	88,723
CMO Series 2012-1 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 02/25/2042	5.938%	656,056	642,638
CMO Series 2012-115 Class MT
-3.0 x 30-day Average SOFR + 13.157% Cap 4.500% 10/25/2042	0.000%	310,600	184,899
CMO Series 2016-32 Class GT
-4.5 x 30-day Average SOFR + 17.485% Cap 4.500% 01/25/2043	0.000%	32,299	18,490
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	3,275,912	315,350
CMO Series 2013-23 Class AI
03/25/2043	5.000%	4,297,768	712,019
CMO Series 2013-35 Class IB
04/25/2033	3.000%	4,721,595	409,120
CMO Series 2013-41 Class HI
02/25/2033	3.000%	5,102,596	298,354
CMO Series 2015-54 Class GI
07/25/2045	5.500%	20,736,593	3,288,844
CMO Series 2020-42 Class AI
06/25/2050	2.500%	17,712,063	1,858,815
CMO Series 2020-72 Class LI
12/25/2040	5.000%	4,769,643	931,308
CMO Series 20434 Class C24
06/25/2053	4.500%	30,791,040	7,496,152
CMO Series 385 Class 8
12/25/2037	5.500%	1,650,913	318,083
CMO Series 426 Class C58
03/25/2052	3.000%	35,621,350	5,962,957
CMO Series 427 Class C17
01/25/2035	3.000%	10,247,578	973,866
CMO Series 427 Class C57
02/25/2032	2.500%	57,600,451	3,640,700
STRIPS
01/25/2052	4.500%	2,466,185	657,375
Federal National Mortgage Association(d),(g)
CMO Series 2021-24 Class IO
03/25/2059	1.119%	8,004,488	539,771
Federal National Mortgage Association REMICS
CMO Series 2010-136 Class CY
12/25/2040	4.000%	1,509,295	1,432,808
CMO Series 2012-105 Class Z
10/25/2042	3.500%	2,502,769	2,268,790
CMO Series 2013-18 Class ZA
03/25/2043	3.000%	3,302,672	2,903,886
CMO Series 2013-70 Class JZ
07/25/2043	3.000%	13,730,588	11,709,098
CMO Series 2018-11 Class BX
12/25/2047	4.000%	8,294,712	7,488,000
CMO Series 2019-70 Class CB
12/25/2049	3.500%	2,547,777	2,237,126
CMO Series 2020-46 Class JG
07/25/2050	2.000%	1,979,818	1,566,644

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(g)
CMO Series 2013-10 Class GI
02/25/2033	3.000%	6,766,131	532,153
CMO Series 2017-54 Class ID
07/25/2047	4.000%	2,402,220	431,139
CMO Series 2020-47 Class DI
07/25/2050	4.000%	44,348,648	8,723,419
CMO Series 2020-74 Class HI
10/25/2050	5.500%	4,828,306	910,267
CMO Series 2020-99 Class IB
05/25/2050	3.500%	9,956,664	1,750,119
CMO Series 2021-1 Class IB
02/25/2061	3.500%	13,085,749	2,291,461
CMO Series 2021-74 Class LI
11/25/2051	3.500%	21,185,351	4,045,656
CMO Series 2021-94 Class AI
01/25/2052	3.000%	25,703,349	4,288,275
CMO Series 2022-38 Class IH
07/25/2052	4.500%	2,777,777	646,075
CMO Series 2022-5 Class LI
02/25/2052	3.000%	28,286,219	3,538,456
Federal National Mortgage Association REMICS(b),(g)
CMO Series 2013-136 Class SB
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 01/25/2044	0.462%	9,456,048	734,002
CMO Series 2017-14 Class DS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 03/25/2047	0.612%	8,267,493	815,739
CMO Series 2017-38 Class S
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2047	0.662%	14,683,092	1,405,549
CMO Series 2018-45 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 06/25/2048	0.762%	10,609,185	1,150,060
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	0.612%	36,385,936	3,385,901
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3908 Class XS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/15/2039	1.012%	7,925,776	668,084
Freddie Mac REMICS(g)
CMO Series 5093 Class IV
12/25/2050	4.500%	8,865,712	1,980,197
CMO Series 5093 Class VI
12/25/2050	4.500%	15,163,705	3,392,906
Government National Mortgage Association
05/15/2040- 05/20/2053	5.000%	5,934,925	5,795,037
05/20/2041- 05/20/2053	4.500%	11,301,709	10,658,880
02/15/2042- 03/20/2053	4.000%	31,685,693	28,993,027
03/20/2046- 05/20/2050	3.500%	31,614,059	28,488,082
12/20/2046- 06/20/2052	3.000%	94,391,105	81,645,398
01/20/2051	2.000%	7,947,757	6,373,325
01/20/2051- 04/20/2052	2.500%	38,437,903	32,056,647
01/20/2053- 04/20/2053	5.500%	40,982,165	40,680,690
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,706,313	1,702,253
CMO Series 2009-104 Class YD
11/20/2039	5.000%	1,210,893	1,199,493
CMO Series 2009-55 Class LX
07/20/2039	5.000%	1,509,431	1,486,618
CMO Series 2009-67 Class DB
08/20/2039	5.000%	1,645,379	1,622,769
CMO Series 2010-108 Class WL
04/16/2040	4.000%	1,672,083	1,590,570
CMO Series 2010-120 Class AY
09/20/2040	4.000%	1,542,775	1,454,139
CMO Series 2010-135 Class PE
10/16/2040	4.000%	3,537,964	3,367,351
CMO Series 2014-3 Class EP
02/16/2043	2.750%	4,442,855	4,084,965
CMO Series 2016-111 Class PB
08/20/2046	2.500%	1,097,000	766,031
CMO Series 2018-1 Class LZ
01/20/2048	3.000%	4,476,663	3,375,274
CMO Series 2018-115 Class DE
08/20/2048	3.500%	1,390,496	1,227,131
CMO Series 2018-147 Class BZ
10/20/2048	3.500%	4,169,662	3,773,109
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-53 Class AL
11/20/2045	3.500%	733,755	695,587
Government National Mortgage Association(b)
1-year CMT + 1.137% 03/20/2066	6.127%	54,022	54,069
1-year CMT + 0.755% 04/20/2066	5.733%	156,247	156,031
CMO Series 2006-37 Class AS
-6.0 x 1-month Term SOFR + 38.973% Cap 39.660% 07/20/2036	7.053%	447,335	539,780
CMO Series 2010-H03 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.690% 03/20/2060	5.997%	177,719	177,564
CMO Series 2010-H26 Class LF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 13.898% 08/20/2058	5.789%	61,970	61,719
CMO Series 2011-114 Class KF
1-month Term SOFR + 0.564% Floor 0.450%, Cap 6.500% 03/20/2041	5.885%	17,377	17,360
CMO Series 2012-H20 Class BA
1-month Term SOFR + 0.814% Floor 0.700%, Cap 10.500% 09/20/2062	5.999%	28,598	28,175
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	6.139%	1,700	1,686
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	6.089%	1,515	1,503
CMO Series 2012-H25 Class FA
1-month Term SOFR + 0.814% Floor 0.700% 12/20/2061	6.139%	26,733	26,352
CMO Series 2013-H02 Class FD
1-month Term SOFR + 0.454% Floor 0.340%, Cap 10.500% 12/20/2062	5.779%	60,195	59,950
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	5.828%	1,910	1,883
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H08 Class BF
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.000% 03/20/2063	5.839%	501,318	497,965
CMO Series 2013-H14 Class FD
1-month Term SOFR + 0.584% Floor 0.470%, Cap 11.000% 06/20/2063	5.909%	259,910	259,375
CMO Series 2013-H17 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 11.000% 07/20/2063	5.989%	48,409	48,370
CMO Series 2013-H18 Class EA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.190% 07/20/2063	5.939%	43,843	43,785
CMO Series 2013-H19 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2063	6.039%	328,435	328,339
CMO Series 2015-H26 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2065	6.039%	26,783	26,777
CMO Series 2017-H03 Class FB
1-month Term SOFR + 0.764% Floor 0.650%, Cap 15.000% 06/20/2066	6.089%	619,772	619,904
CMO Series 2018-H04 Class FM
1-month Term SOFR + 0.414% Floor 0.300%, Cap 11.000% 03/20/2068	5.739%	1,190,725	1,184,982
CMO Series 2019-H01 Class FL
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 12/20/2068	5.889%	258,133	257,956
CMO Series 2019-H10 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 05/20/2069	5.839%	1,004,362	1,001,117
CMO Series 2020-H13 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 08/20/2070	5.839%	1,522,392	1,505,648
CMO Series 2022-201 Class FB
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 11/20/2052	6.500%	3,312,325	3,296,438

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-H01 Class FE
1-month Term SOFR + 0.614% Floor 0.500%, Cap 99.000% 01/20/2072	5.823%	9,584,517	9,512,485
CMO Series 2022-H09 Class EF
30-day Average SOFR + 0.450% Floor 0.450%, Cap 11.000% 04/20/2072	5.773%	3,707,502	3,683,994
CMO Series 2022-H09 Class GF
30-day Average SOFR + 0.700% Floor 0.700% 04/20/2072	6.023%	2,869,385	2,843,204
CMO Series 2022-H22 Class FE
30-day Average SOFR + 1.040% Floor 1.040%, Cap 7.500% 09/20/2072	6.363%	2,335,627	2,340,264
Government National Mortgage Association(b),(g)
CMO Series 2010-31 Class ES
-1.0 x 1-month Term SOFR + 4.886% Cap 5.000% 03/20/2040	0.000%	6,134,015	313,938
CMO Series 2011-13 Class S
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 01/16/2041	0.516%	3,969,928	248,422
CMO Series 2011-30 Class SB
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 02/20/2041	1.165%	1,922,735	150,263
CMO Series 2015-155 Class SA
-1.0 x 1-month Term SOFR + 5.586% Cap 5.700% 10/20/2045	0.265%	2,627,683	218,465
CMO Series 2017-93 Class CS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2047	0.765%	8,101,200	886,788
CMO Series 2019-123 Class SP
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2049	0.665%	11,204,024	713,321
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-13 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	0.665%	8,467,720	775,103
CMO Series 2019-30 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	0.615%	12,161,353	1,063,896
CMO Series 2019-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	0.665%	7,118,141	472,696
CMO Series 2019-86 Class SG
-1.0 x 1-month Term SOFR + 5.486% Cap 5.600% 07/20/2049	0.165%	3,358,696	157,658
Government National Mortgage Association(d)
CMO Series 2010-H17 Class XQ
07/20/2060	5.139%	1,312	1,319
CMO Series 2017-H04 Class DA
12/20/2066	4.342%	370	361
Series 2003-72 Class Z
11/16/2045	5.419%	244,460	240,913
Government National Mortgage Association(g)
CMO Series 2013-3 Class IT
01/20/2043	5.000%	2,893,068	580,596
CMO Series 2016-88 Class PI
07/20/2046	4.000%	5,449,877	938,561
CMO Series 2016-89 Class HI
07/20/2046	3.500%	2,078,169	348,769
CMO Series 2017-101 Class AI
07/20/2047	4.000%	3,615,937	621,250
CMO Series 2017-52 Class AI
04/20/2047	6.000%	2,598,509	405,707
CMO Series 2017-68 Class TI
05/20/2047	5.500%	1,063,691	162,068
CMO Series 2017-88 Class JI
09/20/2046	5.500%	1,697,219	306,861
CMO Series 2019-110 Class PI
09/20/2049	3.500%	20,809,782	3,790,899
CMO Series 2019-99 Class AI
08/16/2049	4.000%	4,988,726	1,045,059
CMO Series 2020-129 Class GI
09/20/2050	3.000%	25,424,401	4,195,540
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-134 Class AI
09/20/2050	3.000%	9,128,471	1,438,853
CMO Series 2020-34 Class IO
12/20/2039	5.000%	7,742,878	1,478,301
CMO Series 2021-57 Class IA
12/20/2050	2.500%	3,106,419	397,835
CMO Series 2021-7 Class BI
01/20/2051	2.000%	40,193,929	4,608,383
CMO Series 2021-7 Class QI
01/20/2051	2.500%	7,910,627	1,102,638
CMO Series 2021-81 Class IM
05/20/2051	3.500%	3,594,238	667,788
CMO Series 2022-125 Class PI
07/20/2052	5.000%	10,247,435	1,836,160
CMO Series 2023-70 Class JI
06/20/2052	5.500%	2,528,910	481,180
Government National Mortgage Association(d),(g)
CMO Series 2014-150 Class IO
07/16/2056	0.404%	9,761,062	183,133
CMO Series 2014-H05 Class AI
02/20/2064	1.437%	4,050,321	137,942
CMO Series 2014-H14 Class BI
06/20/2064	1.645%	4,406,080	113,452
CMO Series 2014-H15 Class HI
05/20/2064	1.421%	1,958,487	74,949
CMO Series 2014-H20 Class HI
10/20/2064	1.340%	841,128	48,616
CMO Series 2015-163 Class IO
12/16/2057	0.736%	1,561,085	55,273
CMO Series 2015-189 Class IG
01/16/2057	0.609%	5,974,954	164,309
CMO Series 2015-30 Class IO
07/16/2056	0.690%	2,442,599	87,412
CMO Series 2015-32 Class IO
09/16/2049	0.576%	3,630,232	77,480
CMO Series 2015-73 Class IO
11/16/2055	0.441%	1,286,554	18,039
CMO Series 2015-9 Class IO
02/16/2049	0.516%	6,505,580	117,190
CMO Series 2015-H22 Class BI
09/20/2065	1.777%	1,355,107	53,473
CMO Series 2016-72 Class IO
12/16/2055	0.763%	6,531,649	198,445
CMO Series 2020-171 Class IO
10/16/2060	0.957%	5,934,654	401,757
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-32 Class IA
03/16/2047	3.992%	9,072,258	1,605,499
CMO Series 2021-33 Class IO
10/16/2062	0.842%	7,727,642	485,841
CMO Series 2021-40 Class IO
02/16/2063	0.821%	6,729,826	409,938
CMO Series 2021-H03 Class IO
04/20/2070	0.000%	11,412,075	3,545
CMO Series 2021-H08 Class IA
01/20/2068	0.008%	1,618,785	3,590
Government National Mortgage Association TBA(c)
06/20/2054	2.000%	20,000,000	16,029,420
06/20/2054	2.500%	54,800,000	45,672,651
06/20/2054	4.500%	58,175,000	55,001,290
06/20/2054	5.000%	54,440,000	52,835,231
06/20/2054- 07/22/2054	5.500%	37,775,000	37,447,039
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	3,833,495	3,432,948
Uniform Mortgage-Backed Security TBA(c)
06/13/2054	2.000%	85,900,000	66,255,938
06/13/2054- 07/15/2054	2.500%	50,000,000	40,383,768
06/13/2054	3.000%	51,300,000	43,131,581
06/13/2054- 07/15/2054	5.500%	31,625,000	31,108,443
07/15/2054	3.500%	79,700,000	69,900,974
07/15/2054	4.000%	146,750,000	133,220,266
07/15/2054	4.500%	83,075,000	77,796,339
07/15/2054	5.000%	12,825,000	12,341,331
07/15/2054	6.000%	37,701,000	37,738,051
07/15/2054	6.500%	3,690,000	3,748,105
Total Residential Mortgage-Backed Securities - Agency (Cost $3,638,487,617)			3,430,436,539

Residential Mortgage-Backed Securities - Non-Agency(r) 3.7%

ACE Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-OP1 Class A2D
1-month Term SOFR + 0.594% Floor 0.240% 04/25/2036	5.919%	6,941,903	6,168,919
Ajax Mortgage Loan Trust(a),(d)
CMO Series 2019-F Class A1
07/25/2059	2.860%	3,772,685	3,534,202
Angel Oak Mortgage Trust(a),(d)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	15,858,081	15,272,933
Arroyo Mortgage Trust(a)
CMO Series 2022-1 Class A3
12/25/2056	3.650%	1,000,000	771,343

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	317,206	247,872
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	289,079	247,456
Banc of America Funding Trust(s)
CMO Series 2006-D Class 3A1
05/20/2036	5.205%	606,796	518,738
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month Term SOFR + 0.534% Floor 0.420% 05/20/2047	5.855%	1,269,919	1,133,647
Bayview MSR Opportunity Master Fund Trust(a),(b)
CMO Series 2022-2 Class AF
30-day Average SOFR + 0.850% 12/25/2051	6.174%	2,118,983	1,955,785
Bayview MSR Opportunity Master Fund Trust(a),(d)
Subordinated CMO Series 2021-5 Class B1
11/25/2051	3.488%	943,042	779,648
Subordinated CMO Series 2022-2 Class B3A
12/25/2051	3.401%	1,424,431	1,119,495
Bellemeade Re Ltd.(a),(b)
CMO Series 2021-3A Class M1C
30-day Average SOFR + 1.550% Floor 1.550% 09/25/2031	6.874%	2,200,000	2,174,044
CMO Series 2022-1 Class M1C
30-day Average SOFR + 3.700% Floor 3.700% 01/26/2032	9.024%	2,500,000	2,551,116
BRAVO Residential Funding Trust(a),(d)
CMO Series 2021-B Class A1
04/01/2069	5.115%	7,216,215	7,074,648
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month Term SOFR + 0.264% Floor 0.150%, Cap 12.500% 08/25/2036	5.739%	1,172,591	1,112,218
CMO Series 2006-NC3 Class A4
1-month Term SOFR + 0.354% Floor 0.240%, Cap 12.500% 08/25/2036	5.919%	9,300,000	7,122,789
Chase Home Lending Mortgage Trust(a),(d),(e),(f)
CMO Series 2024-RPL2 Class A1A
08/25/2064	3.250%	1,250,000	1,078,926
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Mortgage Finance Corp.(a),(d)
Subordinated CMO Series 2019-1 Class B2
03/25/2050	3.884%	901,591	775,059
Subordinated Series 2016-SH1 Class M2
04/25/2045	3.750%	177,547	158,050
CIM Group(a),(d)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	5,387,861	4,671,840
CIM Trust(a),(d)
CMO Series 2019-J2 Class B1
10/25/2049	3.768%	798,364	692,790
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	967,089
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	3,576,104	3,098,079
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	3,669,814	3,626,266
CMO Series 2021-R3 Class A1
06/25/2057	1.951%	4,586,526	3,998,781
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	6,667,189	5,865,184
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	5,225,244	5,046,312
CMO Series 2023-NR2 Class A1
06/25/2062	6.000%	5,345,367	5,213,934
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	11,552,354	10,995,077
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	9,939,456	9,093,277
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	176,369	169,637
Citigroup Mortgage Loan Trust(a),(d)
CMO Series 2022-A Class A1
09/25/2062	6.170%	2,069,412	2,053,567
Citigroup Mortgage Loan Trust, Inc.(a),(d)
Subordinated CMO Series 2021-J2 Class B3W
07/25/2051	2.769%	458,623	362,478
Connecticut Avenue Securities(a),(b)
CMO Series 2023-R07 Class 2M2
30-day Average SOFR + 3.250% 09/25/2043	8.574%	1,000,000	1,047,114
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-R01 Class 2M2
30-day Average SOFR + 2.564% 07/25/2031	7.888%	36,641	36,686
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-SBT1 Class 1M2
30-day Average SOFR + 3.764% 02/25/2040	9.088%	1,500,000	1,597,204
CMO Series 2020-SBT1 Class 2M2
30-day Average SOFR + 3.764% 02/25/2040	9.088%	3,500,000	3,724,063
CMO Series 2022-R07 Class 1M2
30-day Average SOFR + 4.650% 06/25/2042	9.974%	2,700,000	2,929,280
CMO Series 2023-R01 Class 1M2
30-day Average SOFR + 3.750% 12/25/2042	9.074%	3,750,000	4,017,075
CMO Series 2024-R02 Class 1M2
30-day Average SOFR + 1.800% Floor 1.800% 02/25/2044	7.124%	1,500,000	1,510,461
CMO Series 2024-R04 Class 1B1
30-day Average SOFR + 2.200% 05/25/2044	7.520%	2,000,000	2,003,750
CMO Series 2024-R04 Class 1M1
30-day Average SOFR + 1.100% 05/25/2044	6.424%	6,243,000	6,249,829
Subordinated CMO Series 2019-R05 Class 1B1
30-day Average SOFR + 4.214% 07/25/2039	9.538%	1,420,416	1,488,327
Subordinated CMO Series 2020-R02 Class 2B1
30-day Average SOFR + 3.114% 01/25/2040	8.438%	5,250,000	5,410,807
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	9.824%	1,000,000	1,052,973
Subordinated CMO Series 2022-R04 Class 1B1
30-day Average SOFR + 5.250% 03/25/2042	10.574%	750,000	815,078
Subordinated CMO Series 2024-R03 Class 2B1
30-day Average SOFR + 2.800% 03/25/2044	8.124%	1,000,000	1,007,660
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Countrywide Home Loan Mortgage Pass-Through Trust(d)
CMO Series 2007-HY5 Class 1A1
09/25/2047	4.752%	287,413	212,835
Credit Suisse Mortgage Capital Trust(a),(d)
CMO Series 2021-RP11 Class PT
10/25/2061	3.755%	7,312,008	5,773,526
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2022-ATH2 Class A1
05/25/2067	4.547%	6,002,965	5,672,257
CMO Series 2022-ATH3 Class A3
08/25/2067	6.567%	1,241,087	1,231,698
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	3,307,413	3,252,321
Credit-Based Asset Servicing & Securitization LLC(d)
CMO Series 2007-CB1 Class AF3
01/25/2037	5.737%	3,304,931	943,192
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	4,657,966	4,355,864
CMO Series 2020-RPL2 Class A12
02/25/2060	3.614%	3,039,004	3,083,161
CMO Series 2020-RPL6 Class A1
03/25/2059	3.420%	2,280,396	2,270,604
CMO Series 2021-NQM6 Class A1
07/25/2066	1.174%	7,284,001	6,003,680
CMO Series 2022-NQM1 Class A1
11/25/2066	2.265%	11,873,127	10,326,859
CMO Series 2022-RPL4 Class A1
04/25/2062	3.905%	2,448,451	2,280,824
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	302,284	234,223
CSMCM Trust Certificates(a),(d)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	1,350,617	1,194,665
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2021-4 Class M1
11/25/2066	3.257%	2,000,000	1,381,914
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,855,000	1,815,993
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month Term SOFR + 0.694% Floor 0.290%, Cap 11.000% 10/19/2045	6.015%	1,047,861	903,564

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR2 Class 2A1A
1-month Term SOFR + 0.314% Floor 0.200% 10/19/2036	5.635%	1,766,777	1,138,940
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month Term SOFR + 0.324% Floor 0.210% 12/25/2037	5.649%	1,147,546	1,008,961
CMO Series 2007-FF2 Class A2B
1-month Term SOFR + 0.214% Floor 0.100% 03/25/2037	5.539%	3,129,456	1,485,877
First Horizon Mortgage Pass-Through Trust(d)
CMO Series 2007-AR1 Class 1A1
05/25/2037	5.164%	197,243	82,618
Flagstar Mortgage Trust(a),(d)
Subordinated CMO Series 2018-5 Class B3
09/25/2048	4.456%	861,072	776,734
Subordinated CMO Series 2019-2 Class B1
12/25/2049	3.999%	843,867	736,359
Subordinated CMO Series 2019-2 Class B2
12/25/2049	3.999%	902,531	787,055
Subordinated CMO Series 2021-12 Class B2
11/25/2051	2.982%	1,224,612	950,365
Freddie Mac Seasoned Credit Risk Transfer Trust(d)
CMO Series 2018-3 Class MA
08/25/2057	3.500%	5,807,506	5,448,994
Freddie Mac STACR Remic Trust(a),(b)
CMO Series 2022-DNA2 Class M2
30-day Average SOFR + 3.750% 02/25/2042	9.074%	4,500,000	4,727,717
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.974%	866,379	871,160
CMO Series 2021-DNA6 Class M2
30-day Average SOFR + 1.500% 10/25/2041	6.824%	11,743,726	11,804,324
CMO Series 2021-HQA1 Class B1
30-day Average SOFR + 3.000% 08/25/2033	8.324%	6,500,000	7,076,310
CMO Series 2021-HQA3 Class M2
30-day Average SOFR + 2.100% 09/25/2041	7.424%	2,410,000	2,421,912
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-HQA4 Class M2
30-day Average SOFR + 2.350% 12/25/2041	7.674%	3,000,000	3,028,385
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	7.824%	4,875,000	4,958,090
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	8.224%	4,140,000	4,299,802
CMO Series 2022-DNA3 Class M2
30-day Average SOFR + 4.350% 04/25/2042	9.674%	5,500,000	5,884,667
CMO Series 2022-HQA3 Class M2
30-day Average SOFR + 5.350% 08/25/2042	10.674%	1,500,000	1,637,557
Subordinated CMO Series 2021-DNA3 Class B1
30-day Average SOFR + 3.500% 10/25/2033	8.824%	2,025,000	2,271,773
Subordinated CMO Series 2021-DNA6 Class B1
30-day Average SOFR + 3.400% 10/25/2041	8.724%	2,000,000	2,074,383
Subordinated CMO Series 2021-DNA7 Class M2
30-day Average SOFR + 1.800% 11/25/2041	7.124%	960,000	968,465
Subordinated CMO Series 2021-HQA3 Class B1
30-day Average SOFR + 3.350% 09/25/2041	8.674%	620,000	639,058
Subordinated CMO Series 2022-DNA6 Class M2
30-day Average SOFR + 5.750% 09/25/2042	11.074%	6,000,000	6,706,925
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.724%	5,000,000	5,121,587
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	9.324%	1,805,000	2,028,057
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-DNA7 Class B1
30-day Average SOFR + 3.650% 11/25/2041	8.974%	710,000	739,643
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	10.074%	2,000,000	2,131,761
Galton Funding Mortgage Trust(a),(d)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,561,785	1,436,422
Subordinated CMO Series 2018-2 Class B2
10/25/2058	4.750%	455,924	427,902
Subordinated CMO Series 2019-1 Class B2
02/25/2059	4.500%	877,060	814,547
GCAT LLC(a),(d)
CMO Series 2021-1 Class A1
11/25/2049	2.487%	5,108,719	4,933,948
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	8.224%	970,260	978,155
GS Mortgage-Backed Securities Corp. Trust(a),(d)
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	16,350	14,516
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2021-PJ10 Class A8
03/25/2052	2.500%	787,993	670,895
CMO Series 2023-PJ4 Class A3
01/25/2054	6.000%	2,248,636	2,226,765
Subordinated CMO Series 2021-GR3 Class B3
04/25/2052	3.381%	970,707	765,588
GS Mortgage-Backed Securities Trust(a),(b)
CMO Series 2024-HE1 Class A1
30-day Average SOFR + 1.600% Floor 1.600% 07/25/2054	6.924%	5,600,000	5,600,000
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month Term SOFR + 0.984% Floor 0.580% 11/25/2034	6.309%	777,177	723,540
GSR Mortgage Loan Trust(d)
CMO Series 2006-AR2 Class 2A1
04/25/2036	4.358%	912,989	588,684
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	5.635%	5,276,908	4,124,536
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month Term SOFR + 0.674% Floor 0.280%, Cap 11.500% 04/25/2047	5.999%	2,192,309	2,064,387
JPMorgan Mortgage Trust(a),(d)
CMO Series 2018-5 Class A13
10/25/2048	3.500%	853,997	732,385
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	129,631	111,858
CMO Series 2019-1 Class A3
05/25/2049	4.000%	215,977	194,229
CMO Series 2019-2 Class A3
08/25/2049	4.000%	63,780	58,091
CMO Series 2019-5 Class A3
11/25/2049	4.000%	160,904	144,530
CMO Series 2019-8 Class A15
03/25/2050	3.500%	123,648	107,098
CMO Series 2019-HYB1 Class B1
10/25/2049	4.895%	931,537	894,555
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	118,875	103,017
CMO Series 2019-LTV3 Class B3
03/25/2050	4.369%	1,543,527	1,376,928
CMO Series 2020-1 Class A15
06/25/2050	3.500%	405,789	348,413
CMO Series 2020-2 Class A15
07/25/2050	3.500%	254,503	215,389
CMO Series 2020-5 Class A15
12/25/2050	3.000%	189,753	154,273
CMO Series 2020-5 Class B1
12/25/2050	3.572%	913,190	768,530
CMO Series 2021-13 Class A3
04/25/2052	2.500%	9,391,426	7,377,405
CMO Series 2024-1 Class A9
06/25/2054	6.000%	1,400,305	1,379,683
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.450%	381,842	332,540
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.765%	1,140,556	1,011,543
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.778%	497,840	435,072

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.026%	1,043,152	920,293
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.026%	869,293	764,769
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.448%	2,042,971	1,847,765
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.276%	903,390	808,335
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.425%	1,811,796	1,494,333
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.570%	1,311,800	1,211,656
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.696%	1,050,138	977,457
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.696%	875,115	805,738
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.515%	1,806,777	1,520,421
Subordinated CMO Series 2021-14 Class B2
05/25/2052	3.158%	1,417,149	1,126,201
Subordinated CMO Series 2023-10 Class B3
05/25/2054	6.519%	992,771	971,965
Subordinated CMO Series 2023-8 Class B3
02/25/2054	6.348%	1,980,812	1,936,683
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month Term SOFR + 0.864% 04/25/2046	6.149%	435,343	421,027
CMO Series 2023-HE2 Class A1
30-day Average SOFR + 1.700% 03/25/2054	7.023%	489,637	493,267
CMO Series 2023-HE3 Class A1
30-day Average SOFR + 1.600% 05/25/2054	6.923%	544,895	548,287
CMO Series 2024-HE2 Class A1
30-day Average SOFR + 1.200% 10/25/2054	6.524%	1,000,000	1,000,000
JPMorgan Mortgage Trust(a)
CMO Series 2023-6 Class A2
12/26/2053	6.000%	1,160,799	1,150,869
JPMorgan Trust(a),(d)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.596%	362,577	329,621
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2019-PR1 Class A1
09/25/2059	7.858%	5,074,067	5,053,760
CMO Series 2020-GS1 Class A1
10/25/2059	6.882%	2,678,614	2,679,196
CMO Series 2020-GS2 Class A1
03/25/2060	2.750%	9,784,979	9,841,857
CMO Series 2020-SL1 Class A
01/25/2060	2.734%	4,228	4,226
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	888,467	870,686
CMO Series 2021-SL1 Class A
09/25/2060	4.991%	317,719	317,402
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	207,272	200,748
Lehman XS Trust(b)
CMO Series 2005-5N Class 3A1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2035	5.739%	234,496	230,176
CMO Series 2006-2N Class 1A1
1-month Term SOFR + 0.634% Floor 0.260% 02/25/2046	5.959%	1,037,678	893,048
loanDepot GMSR Master Trust(a),(b)
Series 2018-GT1 Class A
1-month Term SOFR + 2.914% Floor 2.800% 10/16/2025	7.114%	1,300,000	1,296,146
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.150% 11/25/2036	5.739%	3,317,167	2,281,933
CMO Series 2006-11 Class 2A2
1-month Term SOFR + 0.214% Floor 0.100% 12/25/2036	5.639%	28,653,309	9,837,483
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	305,178	292,440
Mello Mortgage Capital Acceptance Trust(a),(d)
Subordinated CMO Series 2021-INV1 Class B3
06/25/2051	2.963%	1,898,349	1,460,428
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month Term SOFR + 0.454% Floor 0.340% 04/25/2037	5.779%	15,227,682	6,118,216
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month Term SOFR + 0.634% Floor 0.260%, Cap 11.500% 12/25/2035	5.959%	369,771	353,505
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month Term SOFR + 0.864% Floor 0.750% 01/25/2048	6.189%	722,725	714,031
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.374%	259,232	259,627
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	8.324%	2,250,000	2,285,740
Oaktown Re VII Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 04/25/2034	8.230%	2,200,000	2,226,912
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.350% Floor 3.350% 04/25/2034	8.680%	2,000,000	2,037,518
OBX Trust(a),(d)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%	35,868	34,364
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	82,290	73,947
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-4 Class M2
1-month Term SOFR + 0.864% Floor 0.500% 11/25/2035	6.189%	11,526,000	11,118,988
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2022-4 Class A1
08/25/2027	5.000%	2,758,231	2,689,370
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	4,917,043	4,744,188
CMO Series 2022-RN2 Class A1
06/25/2052	5.000%	7,379,423	7,189,917
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CMO Series 2022-RN2 Class A2
06/25/2052	6.500%		13,780,000	13,065,291
PRPM LLC(a),(c),(d)
CMO Series 2024-RPL2 Class A1
05/25/2054	3.500%		1,250,000	1,176,324
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	8.024%		2,514,355	2,532,961
RALI Trust(d)
CMO Series 2005-QA4 Class A41
04/25/2035	4.578%		4,744	4,703
RALI Trust(d),(g)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.482%		17,319,036	291,968
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.156%		19,325,428	95,435
Rathlin Residential(a),(b)
CMO Series 2021-1A Class A
1-month EURIBOR + 2.000% 09/27/2075	5.862%	EUR	1,767,762	1,897,677
RCKT Mortgage Trust(a),(d)
Subordinated CMO Series 2019-1 Class B4
09/25/2049	3.839%		3,489,127	2,858,058
RFMSI Trust(d)
CMO Series 2005-SA5 Class 1A
11/25/2035	4.033%		587,115	342,175
CMO Series 2006-SA4 Class 2A1
11/25/2036	5.519%		132,577	108,467
Seasoned Credit Risk Transfer Trust(d)
CMO Series 2017-3SC Class HT (FHLMC)
07/25/2056	3.250%		16,189,553	14,068,402
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%		2,186,659	2,068,992
CMO Series 2018-2 Class HT (FHLMC)
11/25/2057	3.000%		1,014,848	862,086
CMO Series 2018-3 Class HT (FHLMC)
08/25/2057	3.000%		343,970	290,611
CMO Series 2018-4 Class HT (FHLMC)
03/25/2058	3.000%		231,481	194,940
CMO Series 2019-1 Class HT (FHLMC)
07/25/2058	3.000%		922,487	779,866
CMO Series 2019-2 Class HT (FHLMC)
08/25/2058	3.000%		170,528	144,906
CMO Series 2019-3 Class HT (FHLMC)
10/25/2058	3.000%		68,943	58,480

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sequoia Mortgage Trust(a),(d)
CMO Series 2019-4 Class A19
11/25/2049	3.500%	136,669	115,987
CMO Series 2019-CH2 Class A1
08/25/2049	4.500%	21,231	20,732
CMO Series 2021-5 Class A19
07/25/2051	2.500%	630,947	488,984
CMO Series 2024-3 Class A19
04/25/2054	6.000%	3,823,632	3,767,323
CMO Series 2024-4 Class A19
05/25/2054	6.000%	1,482,842	1,461,005
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.162%	1,058,515	958,386
Subordinated CMO Series 2019-2 Class B2
06/25/2049	4.257%	1,712,132	1,548,271
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.316%	960,381	804,229
Subordinated CMO Series 2023-3 Class B3
09/25/2053	6.226%	1,357,233	1,316,075
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	5,084,064	4,116,953
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-20 Class 1A2
01/25/2035	5.337%	314,416	285,709
CMO Series 2006-5 Class 1A1
06/25/2036	5.171%	580,175	513,029
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2022-INV2 Class A1
06/25/2057	4.350%	5,348,621	5,165,827
Towd Point HE Trust(a)
CMO Series 2023-1 Class A1A
02/25/2063	6.875%	823,612	826,555
Verus Securitization Trust(a),(d)
CMO Series 2022-INV1 Class A3
08/25/2067	5.830%	1,653,690	1,647,949
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month Term SOFR + 0.264% Floor 0.150% 01/25/2037	5.739%	3,153,981	1,429,025
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR8 Class A
08/25/2033	5.519%	172,901	161,717
CMO Series 2004-AR4 Class A6
06/25/2034	5.077%	1,438,278	1,354,244
CMO Series 2004-AR7 Class A6
07/25/2034	4.980%	651,692	601,980
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-HY1 Class 3A3
02/25/2037	4.172%	2,085,661	1,700,053
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.915%	365,487	283,984
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month Term SOFR + 0.754% Floor 0.320%, Cap 10.500% 08/25/2045	6.079%	505,293	484,150
CMO Series 2005-AR17 Class A1A1
1-month Term SOFR + 0.654% Floor 0.270%, Cap 10.500% 12/25/2045	5.979%	1,732,414	1,554,440
CMO Series 2005-AR2 Class 2A1A
1-month Term SOFR + 0.734% Floor 0.310%, Cap 10.500% 01/25/2045	6.059%	426,041	414,396
CMO Series 2005-AR9 Class A1A
1-month Term SOFR + 0.754% Floor 0.320%, Cap 10.500% 07/25/2045	6.079%	395,747	378,640
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	6.093%	1,053,880	927,810
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	6.133%	319,520	280,310
Wells Fargo Mortgage-Backed Securities Trust(a),(d)
CMO Series 2019-1 Class A1
11/25/2048	3.933%	32,873	30,167
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.658%	1,017,687	868,616
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.376%	1,837,575	1,540,773
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $510,752,843)			485,724,789

Senior Loans 0.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(t)
Tranche I Term Loan
3-month Term SOFR + 2.750% 08/24/2028	8.059%	825,458	828,991
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.0%
First Brands Group LLC(b),(q),(t)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.591%	336,366	332,461
Tenneco, Inc.(b),(t)
Tranche A 1st Lien Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 11/17/2028	10.176%	1,157,998	1,122,297
Total			1,454,758
Brokerage/Asset Managers/Exchanges 0.0%
Deerfield Dakota Holding LLC(b),(t)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	9.059%	710,892	710,494
Hudson River Trading LLC(b),(t)
Term Loan
1-month Term SOFR + 3.000% 03/20/2028	8.442%	1,142,072	1,142,609
Jane Street Group LLC(b),(t)
Term Loan
1-month Term SOFR + 2.500% 01/26/2028	7.944%	538,708	540,276
Total			2,393,379
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(t)
Tranche B2 Term Loan
3-month Term SOFR + 1.750% 02/01/2027	7.052%	239,348	239,090
CSC Holdings LLC(b),(t)
Term Loan
1-month Term SOFR + 2.500% 04/15/2027	7.931%	3,082,347	2,427,749
1-month Term SOFR + 4.500% 01/18/2028	9.817%	1,913,057	1,837,223
Virgin Media Bristol LLC(b),(t)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.931%	1,250,000	1,215,625
Tranche Y Term Loan
6-month Term SOFR + 3.250% 03/31/2031	8.656%	350,000	337,750
Total			6,057,437
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Chemours Co. (The)(b),(t)
Tranche B3 Term Loan
1-month Term SOFR + 3.500% 08/18/2028	8.829%	651,509	655,176
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.194%	63,784	61,269
Amentum Government Services Holdings LLC(b),(t)
Tranche 1 1st Lien Term Loan
1-month Term SOFR + 4.000% 01/29/2027	9.444%	306,509	308,041
Arches Buyer, Inc.(b),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.679%	254,803	245,072
Match Group, Inc.(b),(t)
Term Loan
3-month Term SOFR + 1.750% 02/13/2027	7.233%	108,063	107,928
Pre-Paid Legal Services, Inc.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/15/2028	9.194%	259,466	259,048
Spin Holdco, Inc.(b),(t)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 03/04/2028	9.585%	719,993	618,294
TruGreen LP(b),(t)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	9.429%	283,851	266,820
Total			1,866,472
Consumer Products 0.0%
Osmosis Buyer Ltd.(b),(t)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 07/31/2028	9.320%	338,526	339,843

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.0%
Filtration Group Corp.(b),(t)
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 10/21/2028	9.680%	186,323	187,046
Environmental 0.0%
Clean Harbors, Inc.(b),(t)
Term Loan
1-month Term SOFR + 1.750% 10/08/2028	7.194%	647,283	650,927
Patriot Container Corp./Wastequip(b),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 03/20/2025	9.179%	125,737	120,911
Total			771,838
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(t)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 06/22/2028	7.321%	571,268	572,804
Food and Beverage 0.0%
BrewCo Borrower LLC(b),(t)
Term Loan
3-month Term SOFR + 6.250% 04/05/2028	11.579%	141,286	141,286
3-month Term SOFR + 5.000% Floor 0.750% 04/05/2028	10.323%	546,961	410,221
3-month Term SOFR + 6.250% Floor 0.750% 04/05/2028	11.573%	339,392	308,847
Naked Juice LLC(b),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	8.659%	1,537,256	1,460,071
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	11.402%	251,405	210,159
Triton Water Holdings, Inc.(b),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.814%	267,964	267,447
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United Natural Foods, Inc.(b),(t)
Term Loan
1-month Term SOFR + 4.750% 05/01/2031	10.079%	576,197	570,867
Total			3,368,898
Gaming 0.0%
Churchill Downs, Inc.(b),(t)
Tranche B Term Loan
1-month Term SOFR + 2.000% 03/17/2028	7.429%	98,980	99,227
Fertitta Entertainment LLC(b),(t)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 01/27/2029	9.071%	406,905	407,975
Total			507,202
Health Care 0.0%
Bausch & Lomb Corp.(b),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/10/2027	8.670%	183,686	181,746
Bausch & Lomb Corp. (b),(t)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/29/2028	9.329%	442,446	441,893
Carestream Dental Technology Parent Ltd.(b),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 1.000% 09/01/2024	8.559%	547,434	448,212
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 09/01/2024	10.071%	167,543	137,266
Catalent Pharma Solutions, Inc.(b),(t)
Tranche B3 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 02/22/2028	7.435%	682,650	681,797
Gainwell Acquisition Corp.(b),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 10/01/2027	9.409%	732,955	711,274
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Medline Borrower LP(b),(t)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/23/2028	8.079%	446,332	449,121
Star Parent, Inc.(b),(t)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	9.309%	362,893	362,940
Total			3,414,249
Leisure 0.0%
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(t)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	8.194%	532,696	533,649
Media and Entertainment 0.0%
Diamond Sports Group LLC(b),(t)
1st Lien Term Loan
1-month Term SOFR + 8.000% Floor 1.000% 05/25/2026	12.775%	147,325	138,118
Diamond Sports Group LLC(n),(t)
2nd Lien Term Loan
08/24/2026	10.671%	4,770,042	89,438
Diamond Sports Group LLC (t),(u)
Debtor In Possession Term Loan
12/02/2024	5.000%	790,291	1,114,310
Erewards, Inc.(b),(c),(t)
Term Loan
3-month Term SOFR + 5.500% Floor 1.000% 08/06/2024	14.187%	8,946	8,947
Magnite, Inc.(b),(t)
Term Loan
6-month Term SOFR + 4.500% 02/06/2031	9.792%	148,779	149,616
MH Sub I LLC/Micro Holding Corp.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	9.579%	274,577	274,890
Research Now Group LLC(b),(q),(t)
1st Lien Term Loan
3-month Term SOFR + 5.500% Floor 1.000% 12/20/2024	10.836%	288,805	214,758
Total			1,990,077
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
Trans Union LLC(b),(t)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 12/01/2028	7.329%	322,833	323,825
Other Industry 0.0%
Adtalem Global Education, Inc.(b),(t)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 08/12/2028	9.470%	363,956	364,563
Artera Services LLC(b),(t)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	9.809%	369,824	372,520
Total			737,083
Packaging 0.0%
Berry Global, Inc. (b),(t)
Tranche AA Term Loan
1-month Term SOFR + 1.750% 07/01/2029	7.185%	2,213,326	2,219,037
Paper 0.0%
Mativ Holdings, Inc.(b),(t)
Delayed Draw Term Loan
1-month Term SOFR + 2.500% 05/06/2027	7.929%	164,515	162,458
Pharmaceuticals 0.1%
Elanco Animal Health, Inc.(b),(t)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	7.163%	1,836,010	1,833,311
Grifols Worldwide Operations Ltd.(b),(t)
Tranche B Term Loan
3-month Term SOFR + 2.000% 11/15/2027	7.459%	1,346,504	1,335,908
Jazz Pharmaceuticals PLC(b),(t)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/05/2028	8.444%	1,190,388	1,199,506
Total			4,368,725
Property & Casualty 0.0%
Acrisure LLC(b),(t)
1st Lien Term Loan
1-month Term SOFR + 3.500% 02/15/2027	8.944%	896,282	895,412

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
AmWINS Group, Inc.(b),(t)
Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 02/19/2028	7.694%	1,622,048	1,625,065
Asurion LLC(b),(t)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	8.694%	891,645	884,958
Total			3,405,435
Restaurants 0.0%
1011778 BC ULC(b),(t)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% 09/20/2030	7.578%	403,477	403,630
KFC Holding Co./Yum! Brands(b),(t)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	7.185%	362,580	362,957
Whatabrands LLC(b),(t)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/03/2028	8.079%	275,000	275,286
Total			1,041,873
Retailers 0.0%
Great Outdoors Group LLC(b),(t)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	9.194%	859,520	859,925
Hanesbrands, Inc.(b),(t)
Term Loan
1-month Term SOFR + 2.600% 11/19/2026	7.429%	400,217	392,212
Michaels Companies, Inc. (The)(b),(t)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 04/15/2028	9.821%	1,945,000	1,770,825
Total			3,022,962
Technology 0.1%
athenahealth Group, Inc.(b),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.579%	1,140,321	1,137,150
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent LLC(b),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/06/2029	8.577%	410,000	413,145
CommScope, Inc.(b),(t)
Term Loan
1-month Term SOFR + 3.250% 04/06/2026	8.694%	1,032,810	923,332
DTI Holdco, Inc.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 04/26/2029	10.079%	86,641	86,858
EagleView Technology Corp.(b),(t)
1st Lien Term Loan
3-month Term SOFR + 3.500% 08/14/2025	9.065%	813,064	792,607
Gen Digital, Inc.(b),(t)
Tranche A Term Loan
1-month Term SOFR + 1.500% 09/10/2027	6.929%	582,231	582,476
Iron Mountain Information Management LLC(b),(t)
Tranche B Term Loan
1-month Term SOFR + 2.250% 01/31/2031	7.579%	281,624	280,920
Oracle Corp.(b),(f),(t)
Tranche 1 Term Loan
1-month Term SOFR + 1.600% 08/16/2027	8.349%	1,730,353	1,728,190
Peraton Corp.(b),(t)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.179%	828,258	828,548
Renaissance Holding Corp.(b),(t)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/05/2030	9.597%	324,978	324,776
Total			7,098,002
Wireless 0.1%
Altice France SA(b),(t)
Tranche B14 Term Loan
3-month Term SOFR + 5.500% 08/15/2028	10.829%	347,548	260,661
Digicel International Finance Ltd.(b),(t)
1st Lien Term Loan
3-month Term SOFR + 5.250% 05/25/2027	10.575%	2,632,162	2,517,005
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SBA Senior Finance II LLC(b),(t)
Term Loan
1-month Term SOFR + 2.000% 01/25/2031	7.330%	704,025	706,715
Total			3,484,381
Wirelines 0.0%
Frontier Communications Holdings LLC(b),(t)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 10/08/2027	9.194%	207,197	206,901
Level 3 Financing, Inc.(b),(t)
Tranche B2 Term Loan
1-month Term SOFR + 6.560% Floor 2.000% 04/15/2030	11.881%	210,768	203,315
Level 3 Financing, Inc. (b),(t)
Tranche B1 Term Loan
1-month Term SOFR + 6.560% 04/15/2029	11.881%	209,233	202,694
Lumen Technologies, Inc.(b),(q),(t)
Tranche A Term Loan
3-month Term SOFR + 6.000% 06/01/2028	11.321%	73,900	58,381
Lumen Technologies, Inc.(b),(t)
Tranche B1 Term Loan
1-month Term SOFR + 2.350% 04/15/2029	7.785%	62,684	43,311
Tranche B2 Term Loan
1-month Term SOFR + 2.350% 04/15/2030	7.785%	64,250	43,226
Telenet Financing USD LLC(b),(t)
Tranche AR Term Loan
1-month Term SOFR + 2.000% 04/30/2028	7.431%	265,856	255,698
Zayo Group Holdings, Inc.(b),(t)
Term Loan
1-month Term SOFR + 3.000% 03/09/2027	8.444%	1,613,487	1,395,795
1-month Term SOFR + 4.325% Floor 0.500% 03/09/2027	9.654%	301,186	263,270
Total			2,672,591
Total Senior Loans (Cost $55,369,367)			53,478,191

Treasury Bills 0.1%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.1%
U.S. Treasury Bills
06/04/2024	5.170%	3,200,000	3,198,186
U.S. Treasury Bills(v)
11/07/2024	5.260%	10,000,000	9,774,631
Total			12,972,817
Total Treasury Bills (Cost $12,971,047)			12,972,817

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(i)
STRIPS
05/15/2030	0.000%	295,000	221,902
Residual Funding Corp.(i)
STRIPS
01/15/2030	0.000%	9,066,000	6,908,062
04/15/2030	0.000%	425,000	320,180
Resolution Funding Corp.(i)
STRIPS
04/15/2030	0.000%	2,965,000	2,231,613
Tennessee Valley Authority Principal STRIP(i)
09/15/2024	0.000%	445,000	437,577
Total U.S. Government & Agency Obligations (Cost $10,966,138)			10,119,334

U.S. Treasury Obligations 19.5%

U.S. Treasury
04/30/2025	0.375%	3,400,000	3,255,234
02/28/2026	4.625%	13,100,000	13,029,895
04/30/2026	4.875%	13,285,000	13,281,367
05/31/2026	4.875%	142,670,000	142,686,720
05/15/2027	4.750%	139,453,200	138,799,513
07/31/2028	4.125%	25,670,000	25,252,863
08/31/2028	4.375%	23,200,000	23,040,500
09/30/2028	4.625%	21,485,000	21,547,105
10/31/2028	4.875%	55,345,000	56,067,080
11/30/2028	4.375%	16,900,000	16,795,695
01/31/2029	4.000%	97,220,000	95,100,908
02/28/2029	4.250%	39,165,000	38,733,573
03/31/2029	4.125%	66,040,000	64,930,735
04/30/2029	4.625%	286,190,700	287,621,654
05/31/2029	4.500%	238,260,000	238,315,843
12/31/2029	3.875%	120,350,000	116,570,258
05/31/2031	4.625%	28,000,000	28,214,375
05/15/2032	2.875%	20,000,000	17,840,625
02/15/2034	4.000%	23,285,000	22,393,621
05/15/2034	4.625%	145,383,400	144,088,579
11/15/2040	1.375%	28,825,000	17,943,563
08/15/2041	1.750%	80,675,000	52,615,227

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2042	2.375%	36,740,000	26,429,838
05/15/2042	3.250%	52,060,000	42,827,484
11/15/2042	2.750%	32,165,000	24,339,859
05/15/2043	3.875%	19,435,000	17,348,774
08/15/2043	4.375%	29,925,000	28,587,727
11/15/2043	4.750%	22,835,000	22,899,223
02/15/2044	4.500%	114,800,000	111,445,688
05/15/2044	4.625%	128,710,000	127,342,456
02/15/2049	3.000%	108,630,000	81,217,899
08/15/2049	2.250%	7,360,000	4,687,400
05/15/2050	1.250%	6,315,000	3,075,602
11/15/2050	1.625%	31,720,000	17,064,369
11/15/2052	4.000%	10,000,000	8,981,250
05/15/2053	3.625%	24,500,000	20,526,406
08/15/2053	4.125%	31,460,000	28,859,634
11/15/2053	4.750%	8,130,000	8,284,978
02/15/2054	4.250%	91,012,700	85,381,289
05/15/2054	4.750%	166,560,000	166,355,534
U.S. Treasury(v)
05/15/2041	2.250%	57,200,000	40,880,125
11/15/2041	2.000%	68,115,000	46,169,198
08/15/2043	3.625%	4,995,000	4,292,578
U.S. Treasury(i)
STRIPS
05/15/2039	0.000%	2,865,000	1,404,186
02/15/2040	0.000%	5,735,000	2,697,914
05/15/2040	0.000%	980,000	454,360
08/15/2040	0.000%	12,000,000	5,479,219
11/15/2040	0.000%	3,590,000	1,615,220
02/15/2041	0.000%	8,725,000	3,876,490
05/15/2041	0.000%	7,485,000	3,289,891
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2041	0.000%	6,400,000	2,774,500
11/15/2041	0.000%	5,230,000	2,232,556
05/15/2042	0.000%	5,400,000	2,246,484
08/15/2042	0.000%	23,610,000	9,699,468
11/15/2043	0.000%	6,314,000	2,442,482
02/15/2044	0.000%	980,000	374,161
08/15/2044	0.000%	1,255,000	468,027
02/15/2045	0.000%	8,770,000	3,312,731
02/15/2045	0.000%	695,000	253,349
08/15/2048	0.000%	1,910,000	596,427
02/15/2049	0.000%	2,000,000	611,328
U.S. Treasury(i),(v)
STRIPS
05/15/2043	0.000%	17,045,000	6,746,091
Total U.S. Treasury Obligations (Cost $2,672,955,791)			2,545,697,128

Money Market Funds 6.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(w),(x)	862,688,274	862,515,737
Total Money Market Funds (Cost $862,486,660)		862,515,737
Total Investments in Securities (Cost: $14,470,524,099)		13,834,310,178
Other Assets & Liabilities, Net		(764,774,240)
Net Assets		13,069,535,938
At May 31, 2024, securities and/or cash totaling $57,268,839 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
224,740 EUR	242,063 USD	Morgan Stanley	06/14/2024	—	(1,902)
52 USD	48 EUR	Morgan Stanley	06/14/2024	—	—
Total				—	(1,902)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	391	09/2024	USD	45,380,438	—	(285,244)
U.S. Long Bond	736	09/2024	USD	85,422,000	—	(559,388)
U.S. Treasury 10-Year Note	802	09/2024	USD	87,255,094	42,976	—
U.S. Treasury 2-Year Note	2,382	09/2024	USD	485,220,846	505,254	—
U.S. Treasury 2-Year Note	2,928	09/2024	USD	596,442,753	—	(196,680)
U.S. Treasury 2-Year Note	3,202	09/2024	USD	652,257,409	—	(283,979)
U.S. Treasury 5-Year Note	685	09/2024	USD	72,470,859	—	(149,874)
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	3,251	09/2024	USD	343,945,641	—	(647,316)
U.S. Treasury Ultra 10-Year Note	225	09/2024	USD	25,207,031	—	(30,606)
U.S. Treasury Ultra 10-Year Note	651	09/2024	USD	72,932,344	—	(293,215)
U.S. Treasury Ultra 10-Year Note	1,026	09/2024	USD	114,944,063	—	(567,801)
U.S. Treasury Ultra Bond	439	09/2024	USD	53,750,063	—	(576,818)
U.S. Treasury Ultra Bond	980	09/2024	USD	119,988,750	—	(1,687,543)
U.S. Treasury Ultra Bond	1,202	09/2024	USD	147,169,875	—	(1,824,450)
Total					548,230	(7,102,914)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(376)	09/2024	USD	(40,907,625)	78,535	—
U.S. Treasury 5-Year Note	(6)	09/2024	USD	(634,781)	133	—
Total					78,668	—

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 3.520%	Receives Annually, Pays Annually	Citi	12/20/2053	USD	15,356,000	1,140,748	—	—	1,140,748	—
Fixed rate of 5.384%	SOFR	Receives Annually, Pays Annually	JPMorgan	08/31/2024	USD	427,680,000	(208,132)	—	—	—	(208,132)
Fixed rate of 4.946%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/08/2025	USD	33,920,000	(126,101)	—	—	—	(126,101)
Fixed rate of 5.088%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/10/2025	USD	107,139,000	(245,765)	—	—	—	(245,765)
Fixed rate of 5.112%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/17/2025	USD	321,475,000	(334,704)	—	—	—	(334,704)
SOFR	Fixed rate of 4.805%	Receives Annually, Pays Annually	JPMorgan	08/31/2025	USD	167,010,000	1,358,392	—	—	1,358,392	—
SOFR	Fixed rate of 4.663%	Receives Annually, Pays Annually	JPMorgan	05/17/2026	USD	164,695,000	518,852	—	—	518,852	—
Fixed rate of 4.497%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/13/2027	USD	74,475,000	(132,951)	—	—	—	(132,951)
SOFR	Fixed rate of 4.253%	Receives Annually, Pays Annually	JPMorgan	05/13/2029	USD	46,350,000	112,479	—	—	112,479	—
SOFR	Fixed rate of 1.350%	Receives Annually, Pays Annually	JPMorgan	05/11/2054	USD	5,710,000	(78,090)	—	—	—	(78,090)
Total							2,004,728	—	—	3,130,471	(1,125,743)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	JPMorgan	06/20/2029	5.000	Quarterly	3.348	USD	75,660,000	856,166	—	—	856,166	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	5.330%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2024, the total value of these securities amounted to $3,542,372,308, which represents 27.10% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2024.

(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2024, the total value of these securities amounted to $22,394,559, which represents 0.17% of total net assets.

(f)	Valuation based on significant unobservable inputs.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(i)	Zero coupon bond.
(j)	Non-income producing investment.
(k)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2024, the total market value of these securities amounted to $257,262, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Digicel Ltd.	01/29/2024	10,881	108,810	108,810
Digicel Ltd.	01/29/2024	59,381	34,842	148,452
			143,652	257,262

(l)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2024.

(m)	Perpetual security with no specified maturity date.
(n)	Represents a security in default.
(o)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(p)	Principal and interest may not be guaranteed by a governmental entity.
(q)	Represents a security purchased on a forward commitment basis.
(r)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(s)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(t)
The stated interest rate represents the weighted average interest rate at May 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(u)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(v)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(w)	The rate shown is the seven-day current annualized yield at May 31, 2024.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(x)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	1,015,009,456	6,744,856,938	(6,897,317,948)	(32,709)	862,515,737	110,827	38,516,610	862,688,274
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
BIG	Bond Investors Guarantee
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SDR	Swedish Depositary Receipt
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Multi-Manager Total Return Bond Strategies Fund  | 2024

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3QT101_08_P01_(07/24)